PANORAMA SERIES FUND, INC.
                    LifeSpan Capital Appreciation Portfolio
                          LifeSpan Balanced Portfolio
                     LifeSpan Diversified Income Portfolio

                    Supplement dated January 1, 2000 to the
                        Prospectus dated April 30, 1999


      The Prospectus is changed by deleting all references to Babson-Stewart Ivory International, Pilgrim Baxter & Associates, Ltd. and Credit Suisse Asset Management (referred to in the Prospectus as the "Sub-Advisors"), and to the Sub-Advisory Agreements. Effective January 1, 2000, OppenheimerFunds, Inc. provides the day-to-day management for all components of the Portfolios. Alan Gilston is the portfolio manager for the small cap stock and international stock components of the LifeSpan Capital Appreciation Portfolio and the LifeSpan Balanced Portfolio. David Negri and Thomas Reedy are the portfolio managers of the high yield bond components of each LifeSpan Portfolio. Mr. Negri is a Senior Vice President of the Manager and Messrs. Gilston and Reedy are Vice Presidents of the Manager, and each is an officer of other Oppenheimer funds. Each is a Vice President of Panorama Series Fund. Mr. Negri has been employed as an analyst and portfolio manager by the Manager since June 1989, Mr. Reedy since 1993 and Mr. Gilston since September 1997. Prior to joining the Manager in 1997, Mr. Gilston was a Vice President and portfolio manager for Schroder Capital Management International, Inc. Messrs. Antos, Strathearn, White and Libera continue as portfolio managers of the components identified for each on pages 17 and 18 of the Prospectus.



January 1, 2000                                     617PS.001

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Panorama Series Fund, Inc.
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6803 S. Tucson Way, Englewood, Colorado 80112
1-888-470-0861

Statement of Additional Information dated April 30, 1999,
Revised January 1, 2000

Panorama Series Fund, Inc. is an investment company with seven series, referred to as "Portfolios" in this document. Each portfolio is a separate mutual fund having its own objective, investments, strategies and risks. The Portfolios are:

|_|  Total Return Portfolio
|_|  Growth Portfolio
|_|  Oppenheimer International Growth Fund/VA
|_|  Government Securities Portfolio

and three LifeSpan Portfolios:

|_|  LifeSpan Capital Appreciation Portfolio
|_|  LifeSpan Balanced Portfolio and
|_|  LifeSpan Diversified Income Portfolio


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Shares  of the  Portfolios  are sold  only as the  underlying  investments  for
variable  life  insurance  policies,   variable  annuity  contracts  and  other
products for insurance company separate accounts. Shares are not available for sale directly to investors.
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This  Statement of Additional  Information  is not a  Prospectus.  This document
contains   additional   information   about  the  Portfolios,   and  supplements
information in the Prospectuses dated April 30, 1999, of the Portfolios. This document should be read together with the Prospectuses. You can obtain a Prospectus by writing to the Portfolios' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.



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Contents
                                                              Page
About the Portfolios
Additional Information About Investment Policies and Risks... 3
   Investment Policies....................................... 3
   Other Investment Techniques and Strategies................ 13
   Investment Restrictions................................... 32
How the Portfolios are Managed .............................. 37
   Organization and History.................................. 37
   Directors and Officers of the Company..................... 37
   The Manager............................................... 43
Brokerage Policies of the Portfolios......................... 46
Performance of the Portfolios................................ 48

Investing In the Portfolios
How To Buy and Sell Shares................................... 53
Dividends, Capital Gains and Taxes........................... 56
Additional Information About the Portfolios.................. 58

Financial Information About the Portfolios
Independent Auditors' Report................................. 59
Financial Statements......................................... 60

Appendix A: Ratings Definitions.............................. A-1
Appendix B: Industry Classifications......................... B-1


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A B O U T  T H E  P O R T F O L I O S
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Additional Information About Investment Policies and Risks

      The investment objectives, the principal investment policies and the main risks of each Portfolio are described in the Prospectus for that Portfolio. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Portfolios' investment Manager, OppenheimerFunds, Inc. can select for the Portfolios. Additional information is also provided about the strategies that each Portfolio may use to try to achieve its objective.

Investment Policies. The composition of the investment portfolio of each Portfolio and the techniques and strategies that the Manager uses in selecting investment securities will vary over time. The Portfolios are not required to use all of the investment techniques and strategies described below at all times in seeking their goal. They may use some of the special investment techniques and strategies at some times or not at all.

      In the discussion of the investment strategies of the Portfolios below, the Portfolios are categorized according to the types of investments they primarily make. Total Return Portfolio, Growth Portfolio, Oppenheimer International Growth Fund/VA, LifeSpan Capital Appreciation Portfolio and LifeSpan Balanced Portfolio are referred to as "Equity Portfolios," because they invest mainly or substantially in common stocks and other equity securities. LifeSpan Diversified Income Portfolio and Government Securities Portfolio are referred to as "Fixed Income Portfolios," because the main emphasis of their investment program is debt securities. However a Portfolio is referred to in general, the discussion below of particular investments and strategies indicates which Portfolios can use that investment or technique as part of their investment program. For example, some investments can be held by only some of the Portfolios and some can be held by all. Please refer to the Prospectus of a particular Portfolio for an explanation of its principal investment policies and risks.

      |X| Equity Securities. The Equity Portfolios and the stock components of the LifeSpan Portfolios invest in equity securities, which include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Certain equity securities may be selected for some of the Portfolios not only for their appreciation possibilities but because they may provide dividend income.

      The capitalization ranges of the issuers of equity securities that particular Portfolios invest in are discussed in the Prospectuses. Some of the Portfolios may emphasize securities of issuers in one or more capitalization ranges, such as mid-cap and large-cap issuers. "Capitalization" refers to the market capitalization of a company, which, in general terms, is the value of a company determined by the total market value of its issued and outstanding common stock. There are no fixed dollar amounts for particular capitalization ranges, and the ranges currently used by the Portfolios may change over time as investors change their views as to what a "small-cap" company is in relation to "mid-cap" and "large-cap" as the stock market changes. Different Portfolios may also have different definitions of what constitutes a small-, mid- or large-cap issuer.

      Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that a Portfolio has investments in smaller capitalization companies at times of market volatility, that Portfolio's share price may fluctuate more. Those investments may be limited to the extent the Manager believes that such investments would be inconsistent with the Portfolio's investment objective.

        |_| Growth Companies (All Equity Portfolios). The Equity Portfolios can invest in securities of "growth" companies. Growth companies are those companies that the Manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value. They may be established companies as well as newer companies in the development stage. Growth companies may have a variety of characteristics that in the view of the portfolio manager of a Portfolio defines them as "growth" issuers.

      Growth companies may include companies that are generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the portfolio manager believes are favorable for the long term.

        |_|  Preferred  Stocks  (All  Portfolios  except  Government  Securities
Portfolio). Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which also have a negative impact on prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

        |_| Convertible Securities (All Portfolios except Government Securities Portfolio). While some convertible securities are a form of debt security, in some cases their conversion feature (allowing conversion into the issuer's common stock) may cause a portfolio manager to regard them as "equity equivalents." In those cases, the rating assigned to the security has less impact on the portfolio manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. Convertible debt securities are subject to the credit risks and interest rate risks described below in "Debt Securities."


      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      To determine whether convertible securities should be regarded as "equity equivalents," the portfolio managers typically examine the following factors:
(1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether  the  issuer  of the  convertible  securities  has  restated  its
        earnings  per  share  of  common  stock  on  a  fully   diluted   basis
        (considering the effect of conversion of the convertible securities), and
(3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

        |_| Rights and Warrants (All Portfolios except Government Securities Portfolio). Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. A Portfolio may invest up to 5% of its total assets in warrants or rights. That 5% limitation does not apply to warrants a Portfolio has acquired as part of units with other securities or that are attached to other securities. No more than 2% of a Portfolio's total assets may be invested in warrants that are not listed on either The New York Stock Exchange or The American Stock Exchange.

      |X| Foreign Securities (All Portfolios except Government Securities Portfolio). Each Portfolio can invest in foreign securities, consistent with any limitations a Portfolio may have on foreign investing set forth in its Prospectus or this Statement of Additional Information. These may include debt and equity securities issued by companies or governmental issuers in developed countries or emerging market countries. Growth Portfolio and Total Return Portfolio have fundamental policies, described in "Investment Restrictions," below, that limit the percentage of their assets that can be invested in foreign securities. LifeSpan Diversified Income Portfolio normally does not buy foreign equity securities.

      The Portfolios can invest in obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. These investments are subject to some of the risks of foreign securities and do not offer the protection of Federal Deposit Insurance Corporation insurance.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth or income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock or bond markets that do not move in a manner parallel to U.S. markets. In buying foreign securities, a Portfolio may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to use currency for speculative purposes or to hold it as an investment.

      Securities of foreign issuers that are represented by American Depository Receipts (ADRs), or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purposes of a Portfolio's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Portfolios can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income a Portfolio has available for distribution. Because a portion of the Portfolio's investment income may be received in foreign currencies, the Portfolio will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore will absorb the cost of currency fluctuations. After the Portfolio has distributed income, subsequent foreign currency losses may result in the Portfolio's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

        |_| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity  on foreign  markets than in the
      U.S.;
o less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation,  confiscatory  taxation,
      political,   financial  or  social   instability  or  adverse   diplomatic
      developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,  U.S.   government   policies  have  discouraged   certain
investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

        |_| Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The portfolio managers will consider these factors when evaluating securities in these markets, and the Portfolios currently do not expect to invest a substantial portion of their assets in emerging markets.

        |_| Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Portfolios operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:
      o issuers in which the Portfolios invest, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress securities values. o vendors the Portfolios depend on to carry out its business, such as its custodian bank (which holds the foreign securities each Portfolio buys), the Manager (which must price the Portfolios' investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Portfolios. o exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update a Portfolio's contracts could pose extra costs to the Portfolio.

      The Manager is upgrading (at its own expense) its computer and bookkeeping system to deal with the conversion. The Portfolios' custodian bank has advised the Manager of its plans to deal with the conversion, including how it will update its record-keeping systems and handle the re-denomination of outstanding foreign debt. The portfolio managers will also monitor the effects of the conversion on the issuers in which each Portfolio invests. The possible effect of these factors on a Portfolio's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Portfolio's holdings and increase its operational costs.

      |X| Debt Securities. The Portfolios can invest in debt securities to seek their objectives. Foreign debt securities are subject to the risks of foreign securities described above. In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

        |_| Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      The portfolios can buy rated and unrated debt securities. In making investments in debt securities, the portfolio managers may rely to some extent on the ratings of ratings organizations or it may use their own research to evaluate a security's credit-worthiness. If a Portfolio buys unrated debt securities, to consider them part of the Portfolio's holdings of investment-grade securities, they must be judged by the Manager to be of a quality comparable to securities rated as investment grade by a rating organization.

      U.S. government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories. Investment-grade securities are securities that are rated at least "Baa" by Moody's Investors Service, Inc., or at least "BBB" by Standard & Poor's Ratings Service or Duff & Phelps, Inc., or that have comparable ratings by another nationally-recognized rating organization. The Portfolios other than Government Securities Portfolio can also buy non-investment-grade debt securities (commonly referred to as "junk bonds").

        |_| Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities after a Portfolio buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Portfolio's net asset values will be affected by those fluctuations.

        |_| Lower-Grade Securities (All Portfolios except Government Securities Portfolio). Because lower-grade securities tend to offer higher yields than investment-grade securities, a Portfolio might invest in lower-grade securities to seek higher income.

      "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Duff & Phelps, or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Portfolio's holdings of lower-grade securities.

      Some of the special credit risks of lower-grade securities are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed above.

      To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Duff & Phelps are investment grade and are not regarded as junk bonds, those securities may be subject to special risks and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's, Standard & Poor's, Fitch/IBCA and Duff & Phelps are included in Appendix A to this Statement of Additional Information.

        |_| Mortgage-Related Securities (All Portfolios except Growth Portfolio and Oppenheimer Growth Fund/VA). Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government, discussed below under "U.S. Government Securities," have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. Some mortgage-related securities pay interest at rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of a Portfolio's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Portfolio paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Portfolio may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on a Portfolio's mortgage-related securities were to decrease broadly, the sensitivity of the Portfolio's share price to interest rate changes would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

           o  Collateralized  Mortgage  Obligations.   Collateralized  mortgage
obligations  or  "CMOs,"  are  multi-class  bonds  that are  backed by pools of
mortgage   loans   or   mortgage   pass-through   certificates.   They  may  be
collateralized by:
(1)   pass-through  certificates  issued or guaranteed  by Government  National
        Mortgage   Association   (Ginnie  Mae),   Federal   National   Mortgage
        Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac),
(2)     unsecuritized   mortgage   loans   insured   by  the   Federal   Housing
        Administration or guaranteed by the Department of Veterans' Affairs,
(3) unsecuritized conventional mortgages, (4) other mortgage-related securities, or
(5)   any combination of the securities mentioned above.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced. Additionally, a Portfolio might have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Portfolio's income.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Portfolio's share prices.

           o Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.

           o Commercial (Privately-Issued) Mortgage Related Securities. Some mortgage-related securities are issued by private entities. Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

           o "Stripped" Mortgage-Related Securities. These are mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. They are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, a Portfolio might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

        |_| U.S. Government Securities (All Portfolios). These are securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Fund can invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

           o U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Other U.S. Treasury obligations the Portfolios can buy include U. S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

           o Obligations of U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds. Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations.

      |X| Money Market Instruments (All Portfolios). The following is a brief description of the types of the money market securities the Portfolios can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

        |_| U.S.  Government  Securities.  These include  obligations issued or
guaranteed   by   the   U.S.   government   or   any   of   its   agencies   or
instrumentalities, described above.

        |_| Bank Obligations. "Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation. The Portfolios can buy time deposits, certificates of deposit and bankers' acceptances. They must be:
             o obligations  issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or
o     obligations  of a foreign  bank with  total  assets of at least  U.S.  $1 billion.

        |_| Commercial Paper. The Portfolios can invest in commercial paper if it is rated within the top three rating categories of Standard & Poor's and Moody's or other rating organizations. If the paper is not rated, it may be purchased if the Manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

      The Portfolios can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Portfolios.

        |_| Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts at varying rates of interest under direct arrangements between a Portfolio, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, a Portfolio's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      The Portfolios have no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the portfolio manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Portfolios in illiquid securities.
Currently, the Portfolios do not intend that their investments in variable amount master demand notes will exceed 5% of a Portfolio's total assets.

Other  Investment  Techniques  and  Strategies.   In  seeking  their  respective
objectives, each Portfolio may from time to time use the types of investment strategies and investments described below. A Portfolio is not required to use all of these strategies at all times, and at times may not use them.

      |X| Forward Rolls (Total Return Portfolio and Government Securities Portfolio). In a "forward roll" transaction with respect to mortgage-related securities, a Portfolio sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Portfolio in excess of the yield on the securities that have been sold.

      A Portfolio will only enter into "covered" rolls. To assure its future payment of the purchase price, the Portfolio will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Portfolio sells might decline below the price at which the Portfolio is obligated to repurchase securities.

      |X| Asset-Backed Securities (All Portfolios except Growth Portfolio and Oppenheimer International Growth Fund/VA). Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, a Portfolio would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above.

      |X| Zero-Coupon Securities (All Portfolios). The Portfolios can buy zero-coupon and delayed-interest securities, and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. They can include, among others, foreign debt securities and U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      A Portfolio's investment in zero-coupon securities may cause the Portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Portfolio might have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Portfolio shares.

      |X| "When-Issued" and "Delayed-Delivery" Transactions (All Portfolios). The Portfolios can invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When these transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the portfolio manager of a Portfolio before settlement will affect the value of such securities and may cause a loss to the Portfolio. During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio from the investment until it receives the security at settlement.

      A Portfolio might engage in when-issued transactions to secure what the portfolio manager considers to be an advantageous price and yield at the time the obligation is entered into. When a Portfolio enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Portfolio to lose the opportunity to obtain the security at a price and yield the portfolio manager considers to be advantageous.

      When a Portfolio engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although a Portfolio enters into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time a Portfolio makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Portfolio's net asset value. In a sale transaction, it records the proceeds to be received. The Portfolio will identify on its books liquid assets at least equal in value to the value of the Portfolio's purchase commitments until it pays for the investment. The Portfolios anticipate that a Portfolio's commitments to purchase when-issued securities and forward commitments will not exceed 33% of that Portfolio's total assets under normal market conditions.

      When-issued and delayed-delivery transactions can be used by a Portfolio as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X| Repurchase Agreements (all Portfolios). A Portfolio can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of shares, or pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

      In a repurchase transaction, a Portfolio buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Portfolios' Board of Directors from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to a Portfolio's limits on holding illiquid investments. A Portfolio will not enter into a repurchase agreement that causes more than 15% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Portfolio's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Portfolios' repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, a Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      |X| Illiquid and Restricted Securities (All Portfolios). Under the policies and procedures established by the Board of Directors, the Manager determines the liquidity of certain of a Portfolio's investments. To enable a Portfolio to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Portfolio may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Portfolio with the issuer at the time the Portfolio buys the securities. When the Portfolio must arrange registration because it wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. The Portfolio would bear the risks of any downward price fluctuation during that period.

      The Portfolios may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit a Portfolio's ability to dispose of the securities and might lower the amount the Portfolio could realize upon the sale.

      Each Portfolio has limitations that apply to purchases of restricted securities, as stated in its Prospectus. Except in the case of the LifeSpan Portfolios, those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Portfolio's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X|  Municipal  Securities  (Total  Return  Portfolio).   These  are  debt
obligations issued by the governments of states and their agencies, instrumentalities and authorities, as well as their political subdivisions (cities towns and counties, for example), that are used to finance a variety of public and private purposes. Those purposes include financing state or local governments and financing specific public projects and facilities. The Portfolio can invest in them because the portfolio managers believe they offer attractive yields relative to the yields and risks of other debt securities, rather than to seek tax-exempt interest income for distribution to shareholders.

      |X| Floating Rate and Variable Rate Obligations (All Portfolios). The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The portfolio manager of a Portfolio may determine that an unrated floating rate or variable rate obligation meets the Portfolio's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The tender may be at par value plus accrued interest, according to the terms of the obligations. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      Step-coupon bonds have a coupon interest rate that changes periodically during the life of the security on predetermined dates that are set when the security is issued.

      |X|  "Structured"  Notes  (All  Portfolios  except  Growth  Portfolio  and
Oppenheimer International Growth Fund/VA). "Structured" notes are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Portfolio) and the borrower issuing the note.

      The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore a Portfolio could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for a Portfolio to sell its investment at an acceptable price.

      |X| Inverse Floaters (All Portfolios except Growth Portfolio and Oppenheimer International Growth Fund/VA). "Inverse floaters" are debt obligations on which the interest rates typically fall as market rates increase and increase as market rates fall. Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change.

      To provide investment leverage, an issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. The interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. A Portfolio might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

      Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax-exempt interest rates. As long as the yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. A Portfolio might invest in inverse floaters to seek higher yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock" option.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for a Portfolio when the Portfolio has invested in inverse floaters that expose the Portfolio to the risk of short-term interest rate fluctuations. "Embedded" caps might be used to hedge a portion of a Portfolio's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Portfolio bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives, can be used to increase or decrease a Portfolio's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to a Portfolio if the portfolio manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X| Investing in Small, Unseasoned Companies (LifeSpan Portfolios Only). Each LifeSpan Portfolio may invest up to 5% of its total assets in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. These securities may be more volatile in their prices than securities of more established companies. They may have a limited trading market, which may make it difficult for a Portfolio to dispose of them at an acceptable price when it wants to do so. If other investors that own a security for which there is limited liquidity trade the security when a Portfolio is attempting to dispose of its holdings of that security, the Portfolio might receive a lower price for its holdings than it expected.

      |X| Reverse Repurchase Agreements (LifeSpan Portfolios Only). The LifeSpan Portfolios can use reverse repurchase agreements as a cash management tool, but not as a source of leverage for investing. They do not currently use reverse repurchase agreements, but may do so in the future. When a Portfolio enters into a reverse repurchase agreement, it segregates on its books an amount of cash or U.S. government securities equal in value to the purchase price of the securities it has committed to buy, plus accrued interest, until the payment is made to the seller. Before a Portfolio enters into a reverse repurchase agreement, the Manager must evaluate the creditworthiness of the seller, typically a bank or broker-dealer and will monitor it during the transaction.

      |X| Loans of Portfolio Securities (All Portfolios). Besides using repurchase transactions, each Portfolio can lend its portfolio securities in amounts up to 10% of the Portfolio's total assets. Loans can be made to brokers, dealers and other types of financial institutions approved by the Board of Directors. The Portfolios currently do not use this strategy, but if they do so they expect to limit such loans to not more than 5% of their total assets.

      There are some risks in connection with securities lending. A Portfolio might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. A Portfolio must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit or securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Portfolio is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Portfolio if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Portfolio.


      When it lends securities, a Portfolio receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. A Portfolio may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of these loans must meet applicable tests under the Internal Revenue Code and must permit a Portfolio to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Hedging (All Portfolios). Although the Portfolios can use certain hedging instruments and techniques, they are not obligated to use them in seeking their objectives. A Portfolio's strategy of hedging with futures and options on futures will be incidental to the Portfolio's activities in the underlying cash market. The particular hedging instruments each Portfolios can use are described below.

        |_| Call and Put Options. The Portfolios have different policies and restrictions regarding the purchase and sale of call and put options.
o     All Portfolios can write (sell)  exchange-traded  covered call options on securities, currencies and securities indices.
o     The   LifeSpan   Portfolios   can  buy  call   options  that  are  either
             exchange-traded or over-the-counter (OTC) options on securities, currencies or securities indices.
o Oppenheimer International Growth Fund/VA and Government Securities Portfolio can buy exchange-traded call options on securities, currencies and securities indices.
o     Oppenheimer  International Growth Fund/VA and the LifeSpan Portfolios can
             purchase options on currency in the over-the-counter markets.
o A LifeSpan Portfolio may not write covered call or put options with respect to more than 25% of the value of its total assets.
o     A LifeSpan  Portfolio may not invest more than 25% of its total assets in protective put options.
o A LifeSpan Portfolio may not invest more than 5% of its total assets in puts, calls, spreads or straddles, or any combination of them, other than protective put options.
o The aggregate value of premiums paid on all options, other than protective put options, held by a LifeSpan Portfolio at any time may not exceed 20% of that Portfolio's total assets.

      Call options can be used as a hedge against possible decreases in the prices of investment securities held by a Portfolio or against an increase in price of a security the Portfolio contemplates buying. Covered call options can be used to generate income.

           |_| Writing Covered Call Options (All Portfolios). The Portfolios can write (that is, sell) covered calls. If a Portfolio sells a call option, it must be covered. That means the Portfolio must own the security subject to the call while the call is outstanding, or, for certain calls on indices and currencies, the call may be covered by segregating liquid assets to enable that Portfolio to satisfy its obligations if the call is exercised. Up to 20% of each Portfolio's total assets may be subject to calls the Portfolio writes.
      When a Portfolio writes a call on a security, it receives cash (a premium). That Portfolio agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Portfolio shares the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Portfolio receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Portfolio would keep the cash premium and the investment.

      When a Portfolio writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Portfolio will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Portfolio would keep the cash premium.

      The Portfolios' custodian bank, or a securities depository acting for the Custodian, will act as the Portfolios' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which a Portfolio has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Portfolios enter into a closing transaction.

      When a LifeSpan Portfolio writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer that will establish a formula price at which the Portfolio will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When a LifeSpan Portfolio writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a "closing purchase transaction." The Portfolio will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Portfolio wrote is more or less than the price of the call the Portfolio purchases to close out the transaction. The Portfolio may realize a profit if the call expires unexercised, because the Portfolio will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. If a Portfolio cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Portfolios may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. The Portfolios may use call options on futures contracts solely for bona fide hedging purposes. To do so, at the time the call is written, the Portfolios must cover the call by segregating on its books an equivalent dollar amount of liquid assets. A Portfolio will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would a Portfolio's receipt of an exercise notice as to that future require the Portfolios to deliver a futures contract. It would simply put the Portfolio in a short futures position, which is permitted by the Portfolios' hedging policies.

           |_| Writing Put Options. The LifeSpan Portfolios can sell put options on securities, securities indices, foreign currencies and futures. Oppenheimer International Growth Fund/VA can also sell put options on futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.

      If a LifeSpan Portfolio writes a put, the put must be covered by liquid assets identified on the Portfolio's books. The premium the Portfolio receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Portfolio also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

      If a put a Portfolio has written expires unexercised, the Portfolio realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Portfolio may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Portfolio incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security a Portfolio will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as a Portfolio's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Portfolio to take delivery of the underlying security and pay the exercise price. The Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Portfolio effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Portfolio has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      A Portfolio may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Portfolio to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Portfolio will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes.

      |_| Purchasing Calls and Puts. The Oppenheimer International Growth Fund/VA, Government Securities Portfolio and LifeSpan Portfolios can purchase calls on securities, securities indices, and foreign currencies. Oppenheimer International Growth Fund/VA and the LifeSpan Portfolios can also buy put and call options on futures. A Portfolio might do so to protect against the possibility that its investment portfolio will not participate in an anticipated rise in the securities market. When a Portfolio buys a call (other than in a closing purchase transaction), it pays a premium. The Portfolio then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

      The Portfolio benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Portfolio exercises the call. If the Portfolio does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Portfolio will have paid the premium but lost the right to purchase the underlying investment.
      The LifeSpan Portfolios can buy puts on securities, broadly-based securities indices, foreign currencies and futures, whether or not they own the underlying investment. When a Portfolio purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on securities or futures a Portfolio owns enables the Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Portfolio will have paid the premium but lost the right to sell the underlying investment. However, the Portfolio may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment a Portfolio does not own (such as an index or future) permits the Portfolio either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When a Portfolio purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Portfolio. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

           |_| Buying and Selling Options on Foreign Currencies. All Portfolios can sell exchange-traded call options on foreign currencies. Government Securities Portfolio, the LifeSpan Portfolios and Oppenheimer International Growth Fund/VA can also buy exchange-traded calls on foreign currencies. Oppenheimer International Growth Fund/VA and the LifeSpan Portfolios can buy call options on currencies in the OTC markets. The LifeSpan Portfolios can also buy and sell put options on foreign currencies. A Portfolio could use these calls to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Portfolio wants to acquire.

      If a portfolio manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls on that foreign currency. If the portfolio manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Portfolios' position. The Portfolio will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call written on a foreign currency is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      A Portfolio could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Portfolio covers the option by identifying liquid assets on its books in an amount equal to the exercise price of the option.

        |_| Futures. The Portfolios have different policies and limitations on the purchase and sale of futures contracts:
o     Each Portfolio can buy and sell future contracts on stock indices.
o     Total  Return  Portfolio,   Oppenheimer   International  Growth  Fund/VA,
             Government  Securities  Portfolio,  and each LifeSpan Portfolio may buy and sell interest rate futures contracts.
o            Each portfolio that can invest in securities denominated in foreign currency can purchase and sell futures on foreign currencies.
o     Total Return  Portfolio,  Oppenheimer  International  Growth  Fund/VA and
             Government   Securities   Portfolio   can  buy  and  sell  futures
             contracts related to financial indices.

      A broadly-based stock index is used as the basis for trading stock index futures. In some cases, these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      No money is paid or received by a Portfolio on the purchase or sale of a future. Upon entering into a futures transaction, the Portfolio will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Portfolio's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on that Portfolio's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, a Portfolio may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Portfolio. Any loss or gain on the future is then realized by that Portfolio for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

        |_| Forward Contracts (All Portfolios except Government Securities Portfolio). Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. A Portfolio can use them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Portfolio has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. A Portfolio may also use "cross-hedging" where the Portfolio hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      A Portfolio may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.


      When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Portfolio might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Portfolio could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Portfolio against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      A Portfolio could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When a portfolio manager believes that foreign currency might suffer a substantial decline against the U.S. dollar, the Portfolio could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's investment securities denominated in that foreign currency. When a portfolio manager believes that the U.S. dollar might suffer a substantial decline against a foreign currency, the Portfolio could enter into a forward contract to buy that foreign currency for a fixed dollar amount.
Alternatively, a Portfolio could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the portfolio manager believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Portfolio are denominated. That is referred to as a "cross hedge."

      A Portfolio will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the Portfolio's commitment under forward contracts. A Portfolio will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, a Portfolio may maintain a net exposure to forward contracts in excess of the value of its portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Portfolio may purchase a call option permitting it to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Portfolio may purchase a put option permitting it to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the portfolio manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, the Portfolio might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Portfolio is obligated to deliver to settle the trade, the Portfolio might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce a Portfolio's performance if there are unanticipated changes in currency prices to a greater degree than if the Portfolio had not entered into such contracts.

      At or before the maturity of a forward contract requiring a Portfolio to sell a currency, the Portfolio might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative it might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although each Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange if the Portfolio desires to resell that currency to the dealer.

        |_| Interest Rate Swap Transactions (Government Securities Portfolio and the LifeSpan Portfolios). In an interest rate swap, a Portfolio and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. A Portfolio can enter into swaps only on securities that it owns and will not enter into swaps with respect to more than 25% of its total assets. Also, a Portfolio will identify on its books liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by a Portfolio under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual interest payments that the Portfolio has not yet received. The Manager will monitor the creditworthiness of counterparties to a Portfolio's interest rate swap transactions on an ongoing basis.

      A Portfolio can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Portfolio and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

        |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Portfolio's return. A Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      A Portfolio's option activities could affect its portfolio turnover rate, brokerage commissions and transaction costs. The exercise of calls written by a Portfolio might cause the Portfolio to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Portfolio of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Portfolio's control, holding a put might cause that Portfolio to sell the related investments for reasons that would not exist in the absence of the put.

      A Portfolio could pay a brokerage commission each time they buy a call or put, sell a call or put, or buy or sell an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by a Portfolio is exercised on an investment that has increased in value, that Portfolio will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Portfolio's investment securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Portfolio's securities. For example, it is possible that while the Portfolio has used hedging instruments in a short hedge, the market might advance and the value of the securities held by the Portfolio might decline. If that occurred, the Portfolio would lose money on the hedging instruments and also experience a decline in the value of its investment securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of a Portfolio's investments diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the investments being hedged and movements in the price of the hedging instruments, a Portfolio might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      A Portfolio can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Portfolio does so the market might decline. If the Portfolio then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Portfolio will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

        |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Portfolios are required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, each Portfolio is exempted from registration with the CFTC as a "commodity pool operator" if the Portfolio complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Portfolio's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, a Portfolio must limit their aggregate initial futures margin and related options premiums to not more than 5% of the Portfolio's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Portfolio must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Portfolios are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Portfolio (or an adviser that is an affiliate of the Portfolio's investment advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when a Portfolio purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

        |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Portfolios may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Portfolios at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. An election can be made by the Portfolios to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Portfolios enter into may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by a Portfolio on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss: (1) gains or losses attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pay such liabilities, and
(2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of a Portfolio's investment income available for distribution to its shareholders.

      |X|  Temporary   Defensive   Investments.   When  market  conditions  are
unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Portfolios can invest in a variety of debt securities for defensive purposes. The Portfolios can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Portfolio shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Portfolios can buy:
|_|   obligations  issued  or  guaranteed  by  the  U.  S.  government  or  its instrumentalities or agencies,
|_| commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,
|_| short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by Standard & Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
|_|   certificates of deposit and bankers'  acceptances of domestic and foreign banks  having total assets in excess of U.S. $1 billion, and
|_|   repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that each Portfolio has adopted to govern its investments that can be changed only by the vote of a "majority" of the Portfolio's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or |_| more than 50% of the outstanding shares.

      The Portfolios' investment objectives are not fundamental policies, but will not be changed by the Board of Directors without advance notice to shareholders. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Portfolios' most significant investment policies are described in the Prospectus.

      |X| Do the Portfolios Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of Total Return Portfolio, Growth Portfolio, Government Securities Portfolio and Oppenheimer International Growth Fund/VA.

|_|   A Portfolio cannot issue "senior securities."
|_|   A  Portfolio  cannot  invest more than 5% of its total  assets  (taken at market value at the time of each investment) in the securities of any one issuer other than the U.S. government. That limit applies to repurchase agreements with any one bank. A Portfolio cannot purchase more than either (1) 10% of the principal amount of the outstanding debt securities of an issuer or (2) 10% of the outstanding voting
         securities  of  an  issuer.   This   restriction  does  not  apply  to
         securities issued or guaranteed by the U.S. government or its agencies, bank money instruments or bank repurchase agreements. (This restriction also does not apply to Government Securities Portfolio).
|_|   A Portfolio  cannot  invest more than 25% of its total  assets  (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry. For the purpose of interpreting this restriction, utilities are divided according to their services. For example, gas, gas transmissions, electric and telephone each are considered to be a separate industry. However, this limitation does not apply to the purchase of obligations issued
         or   guaranteed   by   the   U.S.   government,    its   agencies   or
         instrumentalities,  certificates  of deposit  issued by domestic banks
         and  bankers'  acceptances.   (This  restriction  does  not  apply  to
         Oppenheimer International Growth Fund/VA or Government Securities Portfolio).
|_| A Portfolio cannot, by itself or together with any other Portfolio or Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.
|_|   A Portfolio  cannot purchase  securities of other  investment  companies, except in connection with a merger, consolidation, acquisition or reorganization. Another exception is purchase in the open market of securities of closed-end investment companies if no underwriter or
         dealer's   commission  or  profit,   other  than  customary   broker's
         commission, is involved, but only if immediately after the purchase not more than 10% of the Portfolio's total assets, taken at market value, would be invested in such securities.
|_|   A  Portfolio  cannot  purchase  or sell  interests  in oil,  gas or other mineral exploration or development  programs,  commodities,  commodity
         contracts  or  real   estate.   However,   Total   Return   Portfolio,
         Oppenheimer International Growth Fund/VAo, Growth Portfolio, and Government Securities Portfolio each may purchase securities of issuers that invest or deal in any of the above and may invest for
         hedging  purposes  in  futures  contracts  on  securities,   financial
         instruments and indices, and foreign currency, as are approved for trading on a registered exchange. The Oppenheimer International
         Growth  Fund/VA  may  also  invest  in  options  on  foreign   futures
         contracts  on  securities,   financial  instruments  and  indices  and
         foreign currency.
|_|   A Portfolio  cannot purchase any securities on margin,  however  Panorama
         Series Fund may obtain such short term credits as may be necessary for the clearance of purchases and sales of portfolio securities. A Portfolio cannot make short sales of securities or maintain a short position. The deposit or payment by a Portfolio of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
|_|   A  Portfolio  cannot make  loans,  except  that a Portfolio  (1) may lend portfolio securities in accordance with the Portfolio's investment policies in amounts up to 33 1/3% of the Portfolio's total assets taken at market value, (2) can enter into repurchase agreements, and
         (3) can purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.
|_| A Portfolio cannot borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing. It can borrow only from banks as a temporary measure for extraordinary or emergency purposes. A Portfolio cannot make investments in portfolio securities while its outstanding borrowings exceed 5% of its total assets.
|_|   A  Portfolio  cannot  mortgage,  pledge,  hypothecate  or in  any  manner transfer, as security for indebtedness, any securities owned or held by such Portfolio. An exception is made as may be necessary in connection with borrowings mentioned in the preceding restriction. In that case such mortgaging, pledging or hypothecating may not exceed 10% of the Portfolio's total assets, taken at market value at the time of the transaction. The deposit of cash equivalents and liquid debt securities in a segregated account with the Portfolio's custodian bank and/or with a broker in connection with futures
         contracts  or  related  options   transactions  and  the  purchase  of
         securities on a "when-issued" basis are not deemed to be pledges.
|_| A Portfolio cannot underwrite securities of other issuers. A permitted exception is if the Portfolio is deemed to be an underwriter under the 1933 Act in selling its investment securities.
|_| A Portfolio cannot write, purchase or sell puts, calls or combinations thereof. However, Total Return Portfolio and Growth Portfolio may write covered call options and engage in closing purchase transactions. (This restriction does not apply to Oppenheimer International Growth Fund/VA and Government Securities Portfolio.)
|_|   A Portfolio  cannot  invest in  securities  of foreign  issuers if at the time of acquisition more than 10% of its total assets, taken at market value, would be invested in those securities. However, a Portfolio can invest up to 25% of its total assets in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed
         by  domestic  issuers,   including  Eurodollar  securities,  or  (iii)
         issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on The New York Stock Exchange. (This
         restriction  does  not  apply  to  Oppenheimer   International  Growth
         Fund/VA.)

      |X| Do the LifeSpan Portfolios Have Restrictions That Are Fundamental Policies? The LifeSpan Portfolios also have restrictions that are fundamental policies.

|_|   Each  LifeSpan  Portfolio  cannot  issue  senior  securities,  except  as permitted by its policies as to margin, borrowing money, commodities and lending below. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts,
         forward   commitments  and  repurchase   agreements  entered  into  in
         accordance with a Portfolio's investment policies, are not deemed to be senior securities.
|_|   A LifeSpan  Portfolio cannot purchase any securities on margin.  However,
         Panorama Series Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio
         securities.   A  LifeSpan   Portfolio   cannot  make  short  sales  of
         securities or maintain a short position. The deposit or payment by a Portfolio of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
|_|   A  LifeSpan  Portfolio  cannot  borrow  money,  except for  emergency  or extraordinary purposes. Those purposes include (1) borrowing from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) taken at market value, (2) borrowing in connection with the redemption of Portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (3) borrowing in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets. After each such borrowing there must be asset coverage of at least 300% as defined in the Investment Company Act. For purposes of this investment restriction, reverse repurchase agreements, mortgage dollar rolls, short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions do not constitute borrowing.
|_| A LifeSpan Portfolio cannot act as an underwriter. A permitted exception is to the extent that a Portfolio may be deemed to be an underwriter for purposes of the Securities Act of 1933 in connection with the disposition of its investment securities.
|_| A LifeSpan Portfolio cannot purchase or sell real estate. However, a Portfolio may (1) acquire or lease office space for its own use, (2) invest in securities of issuers that invest in real estate or interests in real estate, (3) invest in securities that are secured by real estate or interests in real estate, (4) purchase and sell mortgage-related securities and (5) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.
|_| A LifeSpan Portfolio cannot invest in commodities. However a Portfolio may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call options and repurchase agreements entered into in accordance with the Portfolio's investment policies.
|_| A LifeSpan Portfolio cannot make loans. However, a Portfolio may (1) lend its portfolio securities in accordance with the Portfolio's investment policies in amounts up to 33 1/3% of the Portfolio's total assets taken at market value, (2) enter into repurchase agreements, and
         (3) purchase all or a portion of an issue of publicly distributed bonds, debentures or other similar obligations.
|_|      A  LifeSpan   Portfolio  cannot  purchase  the  securities  of  issuers
         conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in that industry would exceed 25% of its total assets taken at market value at the time of the investment. This limitation does not apply to investments in obligations of the U.S. government or any of its agencies, instrumentalities or authorities.
|_|   With  respect  to  75% of  total  assets,  a  LifeSpan  Portfolio  cannot purchase securities of an issuer (other than the U.S. government, its agencies, instrumentalities or authorities), if:
(a) that purchase would cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or
(b) that purchase would result in the Portfolio holding more than 10% of the outstanding voting securities of that issuer.

      |X| Do the LifeSpan Portfolios Have any Other Investment Restrictions That Are Non-Fundamental? The following restrictions of the Life Span Portfolios are not fundamental policies and can be changed by the Board of Directors without the approval of shareholders.

|_| A LifeSpan Portfolio cannot pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. In that case the pledge, mortgage or hypothecation must not exceed 33 1/3% of the Portfolio's total assets taken at market value. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.
|_| A LifeSpan Portfolio cannot participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Manager to save commissions or to average prices among them is not deemed to result in a joint securities trading account.
|_| A LifeSpan Portfolio cannot purchase or retain securities of an issuer if one or more of the Directors or officers of the Company or directors or officers of the Manager any investment management subsidiary of the Manager individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.
|_| A LifeSpan Portfolio cannot purchase a security if, as a result, (1) more than 10% of the Portfolio's assets would be invested in securities of other investment companies, (2) the purchase would result in the Portfolio holding more than 3% of the total outstanding voting securities of any one investment company, or (3) more than 5% of the Portfolio's assets would be invested in any one such investment company.
|_| A LifeSpan Portfolio will not purchase the securities of any open-end investment company except when the purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company.
|_| A LifeSpan Portfolio will not purchase the securities of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees. The Portfolios have no current intention of investing in other investment companies.
|_| A LifeSpan Portfolio will not purchase securities while outstanding borrowings exceed 5% of the Portfolio's total assets.
|_| A LifeSpan Portfolio will not invest in real estate limited partnership interests.
|_| A LifeSpan Portfolio will not purchase interests in oil, gas, or other mineral exploration programs or mineral leases. However, this policy does not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.
|_| A LifeSpan Portfolio will not invest for the purpose of exercising control over or management of any company.

      For purposes of each Portfolio's policy not to concentrate its assets, the Portfolios apply the policy to 25% or more of their total assets and have adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

      As a matter of non-fundamental policy, each Portfolio has undertaken to limit its investments in illiquid securities to a stated percentage of net assets.

      The percentage restrictions described above and in the Prospectus apply only at the time of investment and require no action by a Portfolio as a result of subsequent changes in value of the investments or the size of a Portfolio.


How the Portfolios Are Managed

Organization and History. Panorama Series Fund, Inc., the investment company of which each Portfolio is a series, was incorporated in Maryland on August 17, 1981. It is referred to as the "Company" in this Statement of Additional Information. Prior to May 1, 1996, the Company was named Connecticut Mutual Financial Services Series Fund I, Inc.

      The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the activities of the Company and the Portfolios, review their performance, and review the actions of the Manager.

      |X| Meetings of Shareholders. As series of a Maryland corporation, the Portfolios are not required to hold, and do not plan to hold, regular annual meetings of shareholders. The Portfolios will hold meetings from time to time on important matters and when required to do so by the Investment Company Act or other applicable law. They will also do so when a shareholder meeting is called by the Directors or upon proper request of the shareholders.

Directors and Officers of the Company. The Directors and officers of the Company, and their principal occupations and business affiliations during the past five years are listed below. Directors denoted with an asterisk (*) below are deemed to be "interested persons" of the Company under the Investment Company Act. All of the Directors are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds1:

Oppenheimer Cash Reserves        Oppenheimer   Total  Return  Fund,
                                 Inc.
Oppenheimer Champion Income Fund Oppenheimer Variable Account Funds Oppenheimer Capital Income Fund Panorama Series Fund, Inc.
Oppenheimer High Yield Fund      Centennial America Fund, L. P.
Oppenheimer  International  Bond Centennial  California  Tax Exempt
Fund                             Trust
Oppenheimer Integrity Funds      Centennial Government Trust
Oppenheimer         Limited-Term Centennial Money Market Trust
Government Fund
Oppenheimer  Main Street  Funds, Centennial  New  York  Tax  Exempt
Inc.                             Trust
Oppenheimer Municipal Fund       Centennial Tax Exempt Trust
Oppenheimer Real Asset Fund
Oppenheimer   Strategic   Income
Fund

    Ms. Macaskill and Messrs. Swain, Wixted, Bishop, Donohue, Farrar and Zack, who are officers of the Company, respectively hold the same offices with the other Denver-based Oppenheimer funds. As of April 2, 1999, the Directors and officers of the Company as a group did not beneficially own any shares of the Portfolios.

William L. Armstrong, Trustee, Age: 62
11 Carriage Lane, Littleton, Colorado 80121
Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997), and Ambassador Media Corporation (since 1984); Chairman of the following private companies: Frontier Real Estate, Inc. (residential real estate brokerage) (since 1994), Frontier Title (title insurance agency) (since 1995) and Great Frontier Insurance (insurance agency) (since 1995); Director of the following public companies: Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991); formerly Director of the following public companies: International Family Entertainment (television channel) (1991 - 1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991 - 1995); formerly U.S. Senator (January 1979 - January 1991).

Robert G. Avis,* Director; Age: 67
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).


William A. Baker, Director; Age: 84
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

Edward L. Cameron, Director; Age: 61
Spring Valley Road, Morristown, NJ  07960
Formerly  (from  1974-1999)  a  Partner  with   PricewaterhouseCoopers  LLC  (an
accounting firm) and Chairman, Price Waterhouse LLP Global Investment Management Industry Services Group (from 1994-1999).

Jon S. Fossel, Director; Age: 56
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Director; Age: 58
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc. and Shareholder Financial Services, Inc., Vice President and a director of Oppenheimer Acquisition Corp. and a director of the Manager.

Raymond J. Kalinowski, Director; Age: 69
44 Portland Drive, St. Louis, Missouri 63131
Director  of  Wave  Technologies  International,   Inc.  (a  computer  products
training company).

C. Howard Kast, Director; Age: 76
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Director; Age: 77
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Ned M. Steel, Director; Age: 84
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.

James C. Swain, Chairman, Chief Executive Officer and Director*; Age 65 6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, and Chairman of the Board of Shareholder Services, Inc.


-------------------
*  Director who is an  "interested person" of the Fund.

Bridget A. Macaskill, President; Age: 50
Two World Trade Center, 34th Floor, New York, New York 10048
President (since June 1991), Chief Executive Officer (since September 1995) and a director (since December 1994) of the Manager; President and a director (since June 1991) of HarbourView Asset Management Corp.; Chairman and a director (since August 1994) of Shareholder Services, Inc. and (since September 1995) Shareholder Financial Services, Inc.; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp.; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager, and Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Hillsdown Holdings plc (a U.K. food company).

Peter M. Antos, Vice President and Portfolio Manager of Growth Portfolio, Total Return Portfolio, and the Value/Growth and Growth/Income stock components of the LifeSpan Portfolios; Age 52 One Financial Plaza, 755 Main Street, Hartford, CT 06103-2603 Chartered Financial Analyst, Vice President of the Company and Senior Vice President of the Manager and HarbourView; portfolio manager of other Oppenheimer funds; previously Vice President and Senior Portfolio Manager, EquitiesnConnecticut Mutual Life Insurance Company - G.R. Phelps & Co. ("G.R. Phelps") (1989-1996).

George Evans, Vice President and Portfolio Manager, Age: 40 Vice President of the Manager (since joining the Manager in September 1990) and HarbourView Asset Management Corporation (since July 1994); an officer of other Oppenheimer funds.

John  S.  Kowalik,   Vice   President  and  Portfolio   Manager  of  Government
Securities
Portfolio; Age: 42
Two World  Trade  Center,  34th  Floor,  New York,  New York 10048  Senior  Vice
President of the Manager (since July 1998); an officer of other Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at Prudential Global Advisors (1989-1998).

Alan  Gilston,  Vice  President  and  Portfolio  Manager  of Small Cap Stock and
International Stock components of LifeSpan Funds; Age: 41 Two World Trade Center, New York, New York 10048-0203 Vice President of the Manager (since September 1997); prior to joining the Manager in September 1997, he was a Vice President and portfolio manager at Schroder Capital Management International, Inc. (from August 1987 - September 1997). He is portfolio manager of small cap stock and international stock components of LifeSpan Funds.



-------------------
*  Director who is an  "interested person" of the Fund.

Stephen F. Libera, Vice President and Portfolio Manager of Growth Portfolio, Total Return Portfolio, and the Short-Term Bonds and Government/Corporate
Bonds components of the LifeSpan Portfolios; Age: 47 One Financial Plaza, 755 Main Street, Hartford, CT 06103-2603 Chartered Financial Analyst, Vice President of the Company and the Manager since March, 1996; Vice President of HarbourView; portfolio manager of other Oppenheimer funds; previously a Vice President and Senior Portfolio Manager, Fixed Income--G.R. Phelps (1985-1996).

David P. Negri, Vice President and Portfolio Manager of Government
Securities Portfolio and co-Portfolio Manager of High Yield Bond component of LifeSpan Funds; Age: 45
Two World  Trade  Center,  34th  Floor,  New York,  New York 10048  Senior  Vice
President of the Manager (since June 1989); an officer of other Oppenheimer funds.

Thomas P. Reedy, Vice President and Co-Portfolio Manager of High Yield Bond component of LifeSpan Funds; Age: 37 Two World Trade Center, New York, New York 10048-0203 Vice President of the Manager (since June 1993); an officer of other Oppenheimer funds. He is co-portfolio manager of High Yield Bond Component of LifeSpan Funds.

Michael C. Strathearn, Vice President and Portfolio Manager of Growth Portfolio, Total Return Portfolio, and the Value/Growth and Growth/Income stock components of the
LifeSpan Portfolios; Age 45
One Financial Plaza, 755 Main Street, Hartford, CT 06103-2603 Chartered Financial Analyst, Vice President of the Company and the Manager since March, 1996; Vice President of HarbourView; portfolio manager of other Oppenheimer funds; previously a Portfolio Manager, EquitiesnConnecticut
Mutual Life Insurance Company ("CML") (1988-1996).

Kenneth B. White, Vice President and Portfolio Manager of Growth Portfolio, Total Return Portfolio, and the Value/Growth and Growth/Income stock components of the LifeSpan Portfolios; Age 46 One Financial Plaza, 755 Main Street, Hartford, CT 06103-2603 Chartered Financial Analyst, Vice President of the Company and the Manager since March, 1996; Vice President of HarbourView; portfolio manager of other Oppenheimer funds; previously a Portfolio Manager, EquitiesnCML (1982-1996); Senior Investment Officer, EquitiesnCML (1987-1992).

Arthur J. Zimmer, Vice President and Portfolio Manager of Total Return Portfolio; Age: 53
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President of the Manager (since June 1997); Vice President of Centennial (since September 1991); an officer of other Oppenheimer funds; formerly Vice President of the Manager (October 1990-June 1997).




Andrew J. Donohue, Vice President and Secretary; Age: 48
Two World Trade Center, 34th Floor, New York, New York 10048
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corp., Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since September 1995); President and a director of Centennial Asset Management Corp. (since September 1995); President and a director of Oppenheimer Real Asset
Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a Director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Brian Wixted, Treasurer; Age: 39
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President of the Manager (since March 1999); Formerly a Principal and Chief Operating Officer of the Mutual Fund Services Division of Bankers Trust Company (3/95 - 3/99), and Vice President and Chief Financial Officer of C.S. First Boston Investment Management Corporation (91-95).

Robert J. Bishop, Assistant Treasurer; Age: 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer; Age: 33
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age: 50
Two World Trade Center, 34th Floor, New York, New York 10048-0203 Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November 1989); Assistant Secretary (since October 1997) of Oppenheimer Millennium Funds plc and OppenheimerFunds International Ltd.; an officer of other Oppenheimer funds.

      |X| Remuneration of Directors. The officers of the Company and one Director of the Company (Mr. Swain) are affiliated with the Manager and receive no salary or fee from the Company. The remaining Directors of the Company received the compensation shown below. The compensation from the Portfolios was paid during their fiscal year ended December 31, 1998. The compensation from all of the Denver-based Oppenheimer funds includes the compensation from the Portfolios and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1998.

--------------------------------------------------------------------
                                              Total Compensation
Director's Name and    Aggregate              From all
Other Positions        Compensation           Denver-Based
                       from the Company       Oppenheimer Funds1
--------------------------------------------------------------------
--------------------------------------------------------------------

Robert G. Avis                 $5,822                $67,998

--------------------------------------------------------------------
--------------------------------------------------------------------

William A. Baker               $5,993                $69,998

--------------------------------------------------------------------
--------------------------------------------------------------------

Charles Conrad, Jr.            $5,822                $67,998

--------------------------------------------------------------------
--------------------------------------------------------------------

Jon. S. Fossel                 $5,779                $67,496

--------------------------------------------------------------------
--------------------------------------------------------------------

Sam Freedman
Audit and Review               $6,337                $73,998
Committee Member
--------------------------------------------------------------------
--------------------------------------------------------------------

Raymond J. Kalinowski
Audit and Review
Committee Member               $6,338                $73,998
--------------------------------------------------------------------
--------------------------------------------------------------------

C. Howard Kast
Audit and Review
Committee Chairman             $6,595                $76,998

--------------------------------------------------------------------
--------------------------------------------------------------------

Robert M. Kirchner             $5,822                $67,998

--------------------------------------------------------------------
--------------------------------------------------------------------

Ned M. Steel                   $5,822                $67,998

--------------------------------------------------------------------
1.    For the 1998 calendar year.

      |X| Deferred Compensation Plan. The Board of Directors has adopted a Deferred Compensation Plan for disinterested Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Portfolios. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds.

    Deferral of Director's fees under the plan will not materially affect the Portfolios' assets, liabilities and net income per share. The plan will not obligate the Portfolios to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the Securities and Exchange Commission, the Portfolios may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

      |X| Major Shareholders. As of April 1, 1999, all of the outstanding shares of each Portfolio were held by separate investment accounts of Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, MA 01111, for variable annuity contracts, variable life insurance policies and other investment products owned by its customers.

The Manager. OppenheimerFunds, Inc., the Manager, is wholly-owned by Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Company have a Code of Ethics. The Code of Ethics is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Portfolio's investment transactions. Compliance with the respective Code of Ethics is carefully monitored and strictly enforced by the Manager.

      |X| The Investment Advisory Agreement. The Manager provides investment management services to each Portfolio under an investment advisory agreement between the Manager and the respective Portfolio. The investment advisory agreements require the Manager, at its expense, to provide each Portfolio with adequate office space, facilities and equipment. The agreements also require the Manager to provide and supervise the activities of all administrative and clerical personnel necessary to provide effective corporate administration for each Portfolio. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for the continuous public sale of shares of the Portfolio.

      Expenses not expressly assumed by the Manager under an advisory agreement are paid by the relevant Portfolio. The advisory agreements list examples of expenses to be paid by a Portfolio. The major categories relate to interest, taxes, brokerage commissions, fees to certain Directors, legal, and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation. The management fees paid by a Portfolio to the Manager are calculated at the rates listed in the Portfolio's Prospectus, which are applied to the assets of the Portfolio as a whole.















----------------------------------------------------------------------
                         Management Fees Paid to OppenheimerFunds,
      Portfolio               Inc.* in the Fiscal Years Ended:
----------------------------------------------------------------------
----------------------------------------------------------------------
                          12/31/96        12/31/97        12/31/98
----------------------------------------------------------------------
----------------------------------------------------------------------

Total Return Portfolio  $ 5,817,245      $6,482,637      $6,893,133
----------------------------------------------------------------------
----------------------------------------------------------------------

Growth Portfolio         $2,801,667      $3,818,977      $4,523,009
----------------------------------------------------------------------
----------------------------------------------------------------------

Oppenheimer               $569,471        $732,642        $945,935
International Growth
Fund/VA
----------------------------------------------------------------------
----------------------------------------------------------------------
LifeSpan Capital
Appreciation Portfolio    $281,564        $437,070        $567,142
----------------------------------------------------------------------
----------------------------------------------------------------------

LifeSpan Balanced         $355,893        $504,390        $648,865
Portfolio
----------------------------------------------------------------------
----------------------------------------------------------------------
LifeSpan Diversified
Income Portfolio          $171,569        $213,594        $287,965
----------------------------------------------------------------------
----------------------------------------------------------------------
Government Securities
Portfolio                 $125,427        $120,922        $126,912
----------------------------------------------------------------------
----------------------------------------------------------------------

Total (All Portfolios)  $10,122,836     $12,310,232     $13,992,961
----------------------------------------------------------------------
* The fees for 1996 include amounts paid to G.R. Phelps, the prior investment advisor (until March 1, 1996) of the Portfolios.

      The advisory agreements state that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from any good faith errors or omissions in connection with any matters to which the agreement relates. Each advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation.

      The Sub-Advisors. Prior to January 1, 2000, the Manager had retained sub-advisors for Oppenheimer International Growth Fund/VA and the LifeSpan
Portfolios. The Manager retained Babson-Stewart Ivory International as Sub-Advisor for Oppenheimer International Growth Fund/VA and the international component of LifeSpan Capital Appreciation Portfolio and LifeSpan Balanced Portfolio, Pilgrim Baxter & Associates, Ltd. as Sub-Advisor for the small cap component of LifeSpan Capital Appreciation Portfolio and LifeSpan Balanced Portfolio, and Credit Suisse Asset Management as Sub-Advisor for the high yield/high risk bond component for each LifeSpan Portfolio.

----------------------------------------------------------------------

       Sub-Advisory Fees Paid by OppenheimerFunds, Inc. to the
                            Sub-Advisors
----------------------------------------------------------------------
----------------------------------------------------------------------
   Sub-Advisor        Year Ended       Year Ended       Year Ended
                      12/31/96*         12/31/97         12/31/98
----------------------------------------------------------------------
----------------------------------------------------------------------
Babson-Stewart
Ivory                  $251,773         $520,403         $644,927
International,
Ltd.
----------------------------------------------------------------------
----------------------------------------------------------------------
Pilgrim Baxter &
Associates, Inc.       $55,857          $116,744         $135,302
----------------------------------------------------------------------
----------------------------------------------------------------------
Credit Suisse
Asset Management       $35,061          $78,165          $103,619
----------------------------------------------------------------------
*For the period from 3/1/96 through 12/31/96.
Brokerage Policies of the Portfolios

Brokerage Provisions of the Investment Advisory Agreements. One of the duties of the Manager under each advisory agreement is to arrange the investment securities transactions for each Portfolio. Each advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect a Portfolio's portfolio transactions. The Manager is authorized by the advisory agreements to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that it thinks, in its best judgment based on all relevant factors, will implement the policy of each Portfolio to obtain, at reasonable expense, the "best execution" of a Portfolio's transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interest and policies of a Portfolio as established by the Board of Directors.

      Under each advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for a Portfolio and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to the those considerations, as a factor in the selection of brokers for a Portfolio's portfolio transactions, the Manager may also consider sales of shares of a Portfolio and other investment companies for which the Manager or an affiliate serves as investment advisor.

      Subject to any policy established by the Board of Directors, the Manager is primarily responsible for the investment decisions of each Portfolio and for placing its portfolio transactions. While the Manager generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available.

Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the advisory agreements and the procedures and rules described above, generally the Manager's portfolio traders allocate brokerage based upon recommendations from the portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, a Portfolio may be required to pay fixed brokerage commissions and would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, ordinarily a Portfolio uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Most purchases of debt securities, commercial paper, and money market instruments made by the Portfolios are principal transactions at net prices, and the Portfolios incur little or no brokerage costs for these transactions. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

      Other funds advised by the Manager have investment policies similar to those of the Portfolios. Those other funds may purchase or sell the same securities as the Portfolios at the same time as the Portfolios, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreements permit the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Portfolios and one or more of the other accounts. Investment research may be supplied by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Directors permits the Manager to use stated commissions on secondary fixed-income trades to obtain research if the broker represents to the Manager that: (i) the trade is not from the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Directors permits the Manager to use concessions on fixed price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons, and helps the Manager obtain market information for the valuation of securities held in a Portfolio's investment portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers for furnishing these services, together with the Manager's representation that the amount of those commissions was reasonably related to the value or benefit of those services.

      No principal transactions and, except under unusual circumstances, no agency transactions for Government Securities Portfolio will be handled by any affiliated securities dealer. In the unusual circumstance when that Portfolio pays brokerage commissions, the above-described brokerage practices and policies are followed.
----------------------------------------------------------------------

         Total Brokerage Commissions Paid by the Portfolios1
----------------------------------------------------------------------
----------------------------------------------------------------------
                               Fiscal Year   Fiscal Year    Fiscal
          Portfolio               Ended         Ended     Year Ended
                                 12/31/96     12/31/97     12/31/982
----------------------------------------------------------------------
----------------------------------------------------------------------
Growth Portfolio                   $558,861    $1,587,706  $2,264,377
----------------------------------------------------------------------
----------------------------------------------------------------------
Total Return Portfolio             $802,877    $2,051,990  $1,992,347
----------------------------------------------------------------------
----------------------------------------------------------------------
Oppenheimer International          $190,606      $224,663    $234,709
Growth Fund/VA
----------------------------------------------------------------------
----------------------------------------------------------------------
LifeSpan Capital Appreciation       $29,204       $84,779     $99,019
Portfolio
----------------------------------------------------------------------
----------------------------------------------------------------------
LifeSpan Diversified Income          $2,766        $7,358      $8,738
Portfolio
----------------------------------------------------------------------
----------------------------------------------------------------------
LifeSpan Balanced Portfolio         $24,827       $72,620     $87,735
----------------------------------------------------------------------
----------------------------------------------------------------------
Government Securities                  None          None        None
Portfolio
----------------------------------------------------------------------
1. Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2. In the fiscal year ended 12/31/98, the amount of transactions directed to brokers for research services and the amount of the commissions paid to broker-dealers for those serves were as follows:
      Portfolio           Amount of Transactions         Amount of Commissions
      Growth              $1,002,693,998            $1,516,296
      Total Return             891,239,096                 1,298,459
      Oppenheimer
      International
       Growth Fund/VA                   0                  0
      LifeSpan Balanced          18,514,067                     27,036
      LifeSpan Capital
         Appreciation            20,832,146                     30,343
      Diversified Income           3,229,050                       4,217
      Government Securities                  0                  0


Performance of the Portfolios

Explanation of Performance Terminology. The Portfolios use a variety of terms to illustrate their performance. These terms include "standardized yield" and "dividend yield" for the Government Securities Portfolio and "average annual total return" and "cumulative total return" for all Portfolios. An explanation of how yields and total returns are calculated is set forth below. The charts below show the performance of the Portfolios as of the most recent fiscal year end. You can obtain current performance information by calling the Transfer Agent at 1-800-470-0861.

      The illustrations of performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by a Portfolio of its performance data must include the average annual total returns for the Portfolio. Those returns must be shown for the 1- 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      The Portfolios are not sold directly to members of the public but are available only as the underlying investments for variable annuities, variable life insurance policies and other investment products through separate investment accounts of different insurance companies that may impose charges and fees. A Portfolio's investment results, when shown alone, do not deduct those charges and fees. If those fees and charges were included, the Portfolio's performance results would be less.

      Use of standardized performance calculations enables an investor to compare a Portfolio's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using a Portfolio's performance information as a basis for comparison with other investments:

      |_| Yields and total returns measure the performance of a hypothetical account in the Portfolio over various periods and do not show the performance of each investor's account under their respective annuity contract, variable life insurance policy or other product. Your account's performance will vary from the model performance data also if you bought or sold shares during the period, or you bought your shares at a different time and price than the shares used in the model.

      |_| An investment in a Portfolio is not insured by the FDIC or any other government agency.

      |_| The principal value of a Portfolio's shares, and its yields and/or total returns are not guaranteed and normally will fluctuate on a daily basis.

      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.

      |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      |X| Yields. The Government Securities Portfolio uses a variety of different yields to illustrate its current returns.

        |_| Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a stated 30-day period. It is not based on actual distributions paid by the Portfolio in the 30-day period, but is a hypothetical yield based upon the net investment income from the Portfolio's investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                 Standardized Yield = 2[(a-b     6
                                         --- + 1) - 1]
                                         cd

      The symbols above represent the following factors:

      a =dividends and interest earned during the 30-day period.
      b =expenses accrued for the period (net of any expense assumptions).
      c =the  average  daily  number of shares  outstanding  during  the 30-day period that were entitled to receive dividends.
      d =the maximum offering price per share on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period.

        |_| Dividend Yield. The Government Securities Portfolio may quote a "dividend yield" for its shares. Dividend yield is based on the dividends paid during the actual dividend period. To calculate dividend yield, the dividends declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)


  ------------------------------------------------------------------
             Yields for the 30-Day Period Ended 12/31/98
  ------------------------------------------------------------------
  ------------------------------------------------------------------
          Portfolio          Standardized Yield    Dividend Yield
  ------------------------------------------------------------------
  ------------------------------------------------------------------
  Government Securities            4.62%               6.23%
  Portfolio
  ------------------------------------------------------------------


      |X| Total Return Information. There are different types of "total returns" to measure a Portfolio's performance. Total return is the change in value of a hypothetical investment in the Portfolio over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. A Portfolio uses standardized calculations for its total returns as prescribed by the SEC.
The methodology is discussed below.

                                  1/n
                              ERV
                              --- - 1 = Average Annual Total Return
                               P

      |_| Average Annual Total Return. The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

      |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                              ERV-P
                              ----- = Total Return
                                P

---------------------------------------------------------------------

            Total Returns for the Periods Ended 12/31/98
---------------------------------------------------------------------
---------------------------------------------------------------------
                       Cumulative
                       Total
                       Returns
                       (10 years
                       or Life
Portfolio              of Class)     Average Annual Total Returns
---------------------------------------------------------------------
---------------------------------------------------------------------
                                                5-Year     10-Year
                                              (or            (or
                                    1-Year    life-of-clalife-of-class)
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------
---------------------------------------------------------------------
Growth Portfolio1       424.18%      8.43%      17.47%     18.02%
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return            261.77%     10.90%      12.14%     13.72%
Portfolio2
---------------------------------------------------------------------
---------------------------------------------------------------------
Oppenheimer
International Growth    90.62%3     19.40%      10.34%     10.21%3
Fund/VA5
---------------------------------------------------------------------
---------------------------------------------------------------------
Government Securities   60.52%3      8.14%      6.29%      7.39%3
Portfolio
---------------------------------------------------------------------
---------------------------------------------------------------------
LifeSpan Capital
Appreciation            50.77%4      6.49%     13.11%4       N/A
Portfolio4
---------------------------------------------------------------------
---------------------------------------------------------------------
LifeSpan Balanced       43.28%4      6.17%     11.39%4       N/A
Portfolio4
---------------------------------------------------------------------
---------------------------------------------------------------------
LifeSpan Diversified    33.35%4      4.88%      9.02%4       N/A
Income Portfolio4
---------------------------------------------------------------------
1.    Inception: 1/21/82.
2.    Inception: 9/30/82.
3.    Inception: 5/13/92.
4.    Inception: 9/1/95.
5. Babson-Stewart   Ivory   International  was  sub-advisor  for  the  Fund  and
   principally responsible for the day-to-day investment of the Fund's assets until October 1, 1999.

Other Performance Comparisons. Each Portfolio compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. A Portfolio may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X| Lipper Rankings. From time to time a Portfolio may publish the ranking of the performance of its shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Portfolios, and ranks their performance for various periods based on categories relating to investment objectives. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X| Morningstar Ratings and Rankings. From time to time a Portfolio may publish the star ranking and/or star rating of the performance of its shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk is measured by a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other funds in the fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star rating is the fund's (or class's) overall rating, which is the 3-year rating or its combined 3- and 5-year rating (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year rating (weighted 40%, 30% and 30%, respectively), depending on the inception date of the fund (or class). Rankings are subject to change monthly.

      A Portfolio may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star ratings. Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

      |X| Performance Rankings and Comparisons by Other Entities and Publications. From time to time a Portfolio may include in its advertisements and sales literature performance information about the Portfolio cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Portfolio's shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on a Portfolio's shares to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, a Portfolio's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, a portfolio may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

I N V E S T I N G  I N  T H E  P O R T F O L I O S

How To Buy and Sell Shares

      Insurance companies that hold shares of the Portfolios in their separate accounts for the benefit of their customers' variable annuities, variable life insurance policies and other investment products are the record holders and the owners of shares of beneficial interest in the Portfolios. The right of those customers of the insurance companies to give directions to the insurance company for the purchase or redemption of shares is determined under the contract between the customer and the insurance company. Those customers are not "shareholders" of the Portfolios. The rights of those insurance companies as record holders and owners of shares of a Portfolio are different from the rights of their customers. The term "shareholder" in this Statement of Additional Information refers only to the insurance companies whose separate accounts hold shares of the Portfolios, and not to contract holders.

      The sale of shares of the Portfolios is currently limited to Accounts as explained on the cover page of this Statement of Additional Information and the Prospectus. Such shares are sold at their respective offering prices (net asset values without sales charges) and redeemed at their respective net asset values as described in the Prospectus. The Company reserves the right to limit the types of separate accounts that may invest in any Portfolio.

Determination of Net Asset Values Per Share. The net asset value per share of each Portfolio is determined as of the close of business of The New York Stock Exchange on each day the Exchange is open. The calculation is done by dividing the value of a Portfolio's net assets by the number of shares outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before or after a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and U.S. holidays) or after 4:00 P.M., on a regular business day. The Portfolios' net asset values will not be calculated on those days and the values of some of a Portfolio's investment securities may change significantly on those days, when shareholders cannot purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

      |X|  Securities  Valuation.   The  Board  of  Directors  has  established
procedures for the valuation of each Portfolio's securities. In general those procedures are as follows:

        |_| Equity securities traded on a U.S. securities exchange or on Nasdaq are valued as follows:
(1)   if last sale  information is regularly  reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)          if last sale information is not available on a valuation date, they are valued at the last reported sale price  preceding the valuation date if it is within the spread of the  closing  "bid" and  "asked"
             prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
        |_|  Equity  securities  traded  on  a  foreign   securities   exchange
generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing  service  approved by the
             Board of Directors, or
(2)          at the last sale price  obtained by the Manager  from the report of the principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)          at the mean between the "bid" and "asked" prices  obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
        |_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
        |_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry: (1) debt instruments that have a maturity of more than 397 days when issued, (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and (3) non-money market debt instruments that had a maturity of 397 days or less when  issued and which  have a  remaining  maturity  of 60 days or less.
        |_|  The  following   securities  are  valued  at  cost,  adjusted  for
amortization of premiums and accretion of discounts:
(1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less. |_| Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Directors. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When a Portfolio writes an option, an amount equal to the premium received is included in the Portfolio's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Portfolio's gain on investments, if a call or put written by the Portfolio is exercised, the proceeds are increased by the premium received. If a call or put written by the Portfolio expires, the Portfolio has a gain in the amount of the premium. If the Portfolio enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Portfolio exercises a put it holds, the amount the Portfolio receives on its sale of the underlying investment is reduced by the amount of premium paid by the Portfolio.


Dividends, Capital Gains and Taxes

Dividends and Distributions. The Portfolios have no fixed dividend and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a Portfolio will vary from time to time depending on market conditions, the composition of the Portfolio's investment portfolio, and expenses borne by the Portfolio.

Tax Status of the Portfolios' Dividends and Distributions. The Company intend that each Portfolio shall qualify and be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code for each taxable year. By so qualifying, the Portfolios will not be subject to federal income taxes on amounts paid by them as dividends and distributions, as described in the respective Prospectuses. Each Portfolio is treated as a separate entity for purposes of determining federal tax treatment. The Company will endeavor to ensure that each Portfolio's assets are invested so that all requirements of Subchapter M are satisfied, but there can be no assurance that it will be successful in doing so.

      To qualify as a regulated investment company under Subchapter M of the Code, a Portfolio must, among other things, derive at least 90% of its gross income for the taxable year from dividends, interest, gains from the sale or other disposition of stock, securities or foreign currencies, fees from certain securities loans or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (this is referred to as the "90% income test"). The Portfolio must also satisfy certain annual distribution and quarterly diversification requirements. For purposes of the 90% income test, income that a Portfolio earns from equity interests in certain entities that are not treated as corporations (e.g., they are treated as partnerships or trusts) for U.S. tax purposes will generally have the same character for the Portfolio as in the hands of such entities. Consequently, the Portfolio may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income.

      As noted in the Prospectuses, each Portfolio must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations under that section. Those requirements, which are in addition to the diversification requirements imposed on a Portfolio by the Investment Company Act and Subchapter M of the Code, place certain limitations on the assets of each separate account. Additionally, because Section 817(h) and those regulations treat the assets of a Portfolio as assets of the related separate account, there are restrictions on the amount of its assets a Portfolio may invest in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days after a calendar quarter, no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer.

      Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Portfolio to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the applicable variable contract prospectus, including inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Any such failure may also result in adverse tax consequences for the Portfolio and the insurance company issuing the contracts.

      Foreign exchange gains and losses realized by a Portfolio in connection with certain transactions involving foreign currency denominated debt securities, certain options and futures contracts relating to foreign currency, forward foreign currency contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. If the net foreign exchange loss for a year were to exceed the Portfolio's investment company taxable income (computed without regard to such loss) the resulting overall ordinary loss for such year would not be deductible by the Portfolio or its shareholders in future years.

      Limitations imposed by the Code on regulated investment companies like the Portfolios may restrict the Portfolios' ability to enter into futures, options and currency forward transactions.

      The Portfolios may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

      The federal income tax rules applicable to mortgage dollar rolls and interest rate swaps, caps, floors and collars are unclear in certain respects, and the Portfolios may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit their transactions in these instruments.

      If a Portfolio acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Portfolio could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders. The Portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the Portfolio to recognize taxable income or gain without the concurrent receipt of cash. Each Portfolio may limit and/or manage its stock holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Additional Information About the Portfolios

The Transfer Agent. OppenheimerFunds Services, a division of the Manager, is each Portfolio's transfer agent. It is responsible for maintaining each Portfolio's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It provides these services "at cost." It also acts as transfer agent for other funds managed by the Manager.

-------------------------------------------------------------------------------
Investors under variable annuity contacts, variable life insurance policies and other investment products offered by the insurance companies that offer shares of the Portfolios as investments for those products should direct questions about their accounts to the servicing agent for their insurance company, because OppenheimerFunds Services does not maintain the records for those annuities, policies or other products.
-------------------------------------------------------------------------------

The Custodian Bank. The Bank of New York is the custodian bank for the Portfolios' assets. The custodian bank's responsibilities include safeguarding and controlling the Portfolios' portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Portfolios.

      It will be the practice of the Portfolios to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates. The Portfolios' cash balances with the custodian bank in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. The independent auditors of the Portfolios are Deloitte & Touche LLP. They audit the Portfolios' financial statements and perform other related audit services. They also act as auditors for the Manager of certain other funds advised by the Manager and its affiliates.

PANORAMA SERIES FUND, INC.
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Directors and Shareholders of Panorama Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Total Return Portfolio, Growth Portfolio, Government Securities Portfolio, International Equity Portfolio, LifeSpan Diversified Income Portfolio, LifeSpan Balanced Portfolio and LifeSpan Capital Appreciation Portfolio (all of which are series of Panorama Series Fund, Inc.) as of December 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1998 and 1997, and the financial highlights for the period January 1, 1996 to December 31, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period January 1, 1994 to December 31, 1995 were audited by other auditors whose report dated February 15, 1996, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Total Return Portfolio, Growth Portfolio, Government Securities Portfolio, International Equity Portfolio, LifeSpan Diversified Income Portfolio, LifeSpan Balanced Portfolio and LifeSpan Capital Appreciation Portfolio as of December 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



/s/ DELOITTE & TOUCHE LLP
-------------------------
DELOITTE & TOUCHE LLP


Denver, Colorado
January 25, 1999

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                                 MARKET VALUE
                                     SHARES      NOTE 1
---------------------------------------------------------------
COMMON STOCKS - 57.2%
---------------------------------------------------------------
CAPITAL GOODS - 6.3%
---------------------------------------------------------------
AEROSPACE/DEFENSE - 1.5%
General Dynamics Corp.                  235,200  $   13,788,600
---------------------------------------------------------------
Lockheed Martin Corp.                    70,251       5,953,772
                                                 --------------
                                                     19,742,372
---------------------------------------------------------------
INDUSTRIAL SERVICES - 0.8%
Knoll, Inc.(1)                           55,300       1,638,262
---------------------------------------------------------------
Viad Corp.                              313,100       9,510,412
                                                 --------------
                                                     11,148,674
---------------------------------------------------------------
MANUFACTURING - 4.0%
Herman Miller, Inc.                     136,400       3,665,750
---------------------------------------------------------------
Ingersoll-Rand Co.                      181,700       8,528,544
---------------------------------------------------------------
PACCAR, Inc.                            116,800       4,803,400
---------------------------------------------------------------
Textron, Inc.                           244,000      18,528,750
---------------------------------------------------------------
United Technologies Corp.               169,300      18,411,375
                                                 --------------
                                                     53,937,819
---------------------------------------------------------------
CONSUMER CYCLICALS - 6.7%
---------------------------------------------------------------
AUTOS & HOUSING - 4.2%
Federal-Mogul Corp.                     236,100      14,047,950
---------------------------------------------------------------
Fleetwood Enterprises, Inc.              82,300       2,859,925
---------------------------------------------------------------
Kaufman & Broad Home Corp.               80,300       2,308,625
---------------------------------------------------------------
Maytag Corp.                            309,900      19,291,275
---------------------------------------------------------------
Owens Corning                           148,900       5,276,644
---------------------------------------------------------------
USG Corp.                               166,300       8,470,906
---------------------------------------------------------------
Whirlpool Corp.                          72,200       3,998,075
                                                 --------------
                                                     56,253,400
---------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.2%
Hasbro, Inc.                             77,000       2,781,625
---------------------------------------------------------------
RETAIL: GENERAL - 2.2%
Dayton Hudson Corp.                     184,500      10,009,125
---------------------------------------------------------------
Federated Department Stores,
Inc.(1)                                 128,500       5,597,781
---------------------------------------------------------------
Fruit of the Loom, Inc., Cl. A(1)        83,800       1,157,487
---------------------------------------------------------------
Gucci Group NV                           81,800       3,977,525
---------------------------------------------------------------
K Mart Corp.(1)                         154,700       2,368,844
---------------------------------------------------------------
Nordstrom, Inc.                          85,300       2,958,844
---------------------------------------------------------------
Shaw Industries, Inc.                   133,800       3,244,650
                                                 --------------
                                                     29,314,256
---------------------------------------------------------------
RETAIL: SPECIALTY - 0.1%
Payless ShoeSource, Inc.(1)              39,800       1,885,525

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                 MARKET VALUE
                                     SHARES      NOTE 1
---------------------------------------------------------------
CONSUMER STAPLES - 7.7%
---------------------------------------------------------------
BEVERAGES - 0.8%
Anheuser-Busch Cos., Inc.               166,100  $   10,900,312
---------------------------------------------------------------
CONSUMER SERVICES - 0.3%
Hertz Corp., Cl. A                       95,000       4,334,375
---------------------------------------------------------------
FOOD - 1.4%
General Mills, Inc.                     116,400       9,050,100
---------------------------------------------------------------
IBP, Inc.                               353,600      10,298,600
                                                 --------------
                                                     19,348,700
---------------------------------------------------------------
FOOD & DRUG RETAILERS - 2.8%
Albertson's, Inc.                       174,600      11,119,837
---------------------------------------------------------------
Kroger Co.(1)                           252,200      15,258,100
---------------------------------------------------------------
Safeway, Inc.(1)                        184,400      11,236,875
                                                 --------------
                                                     37,614,812
---------------------------------------------------------------
HOUSEHOLD GOODS - 2.4%
Dial Corp. (The)                        372,000      10,741,500
---------------------------------------------------------------
Fort James Corp.                        182,875       7,315,000
---------------------------------------------------------------
Premark International, Inc.             411,700      14,255,112
                                                 --------------
                                                     32,311,612
---------------------------------------------------------------
ENERGY - 0.5%
---------------------------------------------------------------
OIL-DOMESTIC - 0.5%
Exxon Corp.                              99,600       7,283,250
---------------------------------------------------------------
FINANCIAL - 11.0%
---------------------------------------------------------------
BANKS - 2.5%
Bank One Corp.                          184,300       9,410,819
---------------------------------------------------------------
BankBoston Corp.                        249,900       9,730,481
---------------------------------------------------------------
First Union Corp.                       237,400      14,436,887
                                                 --------------
                                                     33,578,187
---------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.0%
Citigroup, Inc.                         296,700      14,686,650
---------------------------------------------------------------
Fannie Mae                              168,200      12,446,800
                                                 --------------
                                                     27,133,450
---------------------------------------------------------------
INSURANCE - 5.8%
Allstate Corp.                          142,600       5,507,925
---------------------------------------------------------------
American General Corp.                  122,200       9,531,600
---------------------------------------------------------------
American International Group, Inc.      126,100      12,184,412
---------------------------------------------------------------
Cigna Corp.                             175,900      13,599,269
---------------------------------------------------------------
Conseco, Inc.                           265,800       8,123,513
---------------------------------------------------------------
Equitable Cos., Inc.                     46,800       2,708,550
---------------------------------------------------------------
Hartford Financial Services Group,
Inc.                                    108,500       5,953,938
---------------------------------------------------------------
Jefferson-Pilot Corp.                   113,600       8,520,000
---------------------------------------------------------------
Transamerica Corp.                       66,400       7,669,200

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                 MARKET VALUE
                                     SHARES      NOTE 1
---------------------------------------------------------------
INSURANCE (CONTINUED)

Travelers Property Casualty Corp.,
Cl. A                                   115,200  $    3,571,200
                                                 --------------
                                                     77,369,607
---------------------------------------------------------------
SAVINGS & LOANS - 0.7%
Golden West Financial Corp.              98,800       9,058,725
---------------------------------------------------------------
HEALTHCARE - 4.4%
---------------------------------------------------------------
HEALTHCARE/DRUGS - 2.2%
Amgen, Inc.(1)                          160,400      16,771,825
---------------------------------------------------------------
Genzyme Corp. (General Division)(1)     267,960      13,331,010
                                                 --------------
                                                     30,102,835
---------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES -
2.2%
Bard (C.R.), Inc.                       248,100      12,280,950
---------------------------------------------------------------
Tenet Healthcare Corp.(1)               251,920       6,612,900
---------------------------------------------------------------
Total Renal Care Holdings, Inc.(1)      113,900       3,367,169
---------------------------------------------------------------
WellPoint Health Networks, Inc.(1)       89,900       7,821,300
                                                 --------------
                                                     30,082,319
---------------------------------------------------------------
TECHNOLOGY - 11.1%
---------------------------------------------------------------
COMPUTER HARDWARE - 8.0%
3Com Corp.(1)                           251,000      11,247,938
---------------------------------------------------------------
Apple Computer, Inc.(1)                 272,000      11,135,000
---------------------------------------------------------------
Compaq Computer Corp.                   610,300      25,594,456
---------------------------------------------------------------
International Business Machines
Corp.                                   168,300      31,093,425
---------------------------------------------------------------
Lexmark International Group, Inc.,
Cl. A(1)                                109,000      10,954,500
---------------------------------------------------------------
Seagate Technology, Inc.(1)             230,200       6,963,550
---------------------------------------------------------------
Storage Technology Corp. (New)(1)       289,700      10,302,456
                                                 --------------
                                                    107,291,325
---------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 1.4%
First Data Corp.                        156,200       4,949,588
---------------------------------------------------------------
Network Associates, Inc.(1)             199,900      13,243,375
                                                 --------------
                                                     18,192,963
---------------------------------------------------------------
PHOTOGRAPHY - 1.7%
Eastman Kodak Co.                        64,300       4,629,600
---------------------------------------------------------------
Xerox Corp.                             151,100      17,829,800
                                                 --------------
                                                     22,459,400
---------------------------------------------------------------
TELECOMMUNICATIONS - 5.9%
---------------------------------------------------------------
TELEPHONE UTILITIES - 3.1%
Bell Atlantic Corp.                     278,100      15,799,556
---------------------------------------------------------------
Century Telephone Enterprises, Inc.      79,900       5,393,250
---------------------------------------------------------------
U S West, Inc.                          317,100      20,492,588
                                                 --------------
                                                     41,685,394
---------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY -
2.8%
ALLTELL Corp.                           200,700      12,004,369

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                 MARKET VALUE
                                     SHARES      NOTE 1
---------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY
(CONTINUED)

AT&T Corp.                              343,400  $   25,840,850
                                                 --------------
                                                     37,845,219
---------------------------------------------------------------
TRANSPORTATION - 0.4%
---------------------------------------------------------------
AIR TRANSPORTATION - 0.4%
AMR Corp.(1)                             51,600       3,063,750
---------------------------------------------------------------
Delta Air Lines, Inc.                    40,400       2,100,800
                                                 --------------
                                                      5,164,550
---------------------------------------------------------------
UTILITIES - 3.2%
---------------------------------------------------------------
ELECTRIC UTILITIES - 2.3%
CalEnergy, Inc.(1)                      136,400       4,731,375
---------------------------------------------------------------
FPL Group, Inc.                         112,100       6,908,163
---------------------------------------------------------------
Houston Industries, Inc.                264,600       8,500,275
---------------------------------------------------------------
Montana Power Co.                       184,600      10,441,438
                                                 --------------
                                                     30,581,251
---------------------------------------------------------------
GAS UTILITIES - 0.9%
Columbia Energy Group                   204,650      11,818,538
                                                 --------------
Total Common Stocks (Cost
$639,078,833)                                       769,220,495
---------------------------------------------------------------
OTHER SECURITIES - 0.3%
---------------------------------------------------------------
Ingersoll-Rand International
Finance Corp. I, 6.22% Preferred
Redeemable Increased Dividend
Equity Securities, 5/16/01(2) (Cost
$4,250,000)                             170,000       4,420,000

                                     PRINCIPAL
                                     AMOUNT
---------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.6%
---------------------------------------------------------------
IROQUOIS Trust, Asset-Backed
Amortizing Nts., Series 1997-2, Cl.
A, 6.752%, 6/25/07(2)                $4,500,000       4,521,094
---------------------------------------------------------------
Olympic Automobile Receivables
Trust, Automobile
Receivables-Backed Nts., Series
1997-A, Cl. A-5, 6.80%, 2/15/05       4,050,000       4,110,750
                                                 --------------
Total Asset-Backed Securities (Cost
$8,544,073)                                           8,631,844
---------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 4.6%
---------------------------------------------------------------
Chase Commercial Mortgage
Securities Corp., Commercial Mtg.
Obligations, Series 1996-1, Cl. A2,
7.60%, 3/18/06                        6,000,000       6,496,875
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates, Series 1711, Cl. EA,
7%, 3/15/24                           3,750,000       3,835,538
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Multiclass Mtg. Participation
Certificates:
6%, 3/1/09                            2,866,534       2,884,937
Series 1843, Cl. VB, 7%, 4/15/03      3,578,600       3,654,645
Series 1849, Cl. VA, 6%, 12/15/10     3,729,761       3,762,397
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Securities Series 1583, Cl. IC,
7.03%, 1/15/20(3)                     7,240,399         710,464

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL   MARKET VALUE
                                     AMOUNT      NOTE 1
---------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS
(CONTINUED)
---------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                          $2,077,115  $    2,083,679
6.50%, 4/1/24-4/1/26                  2,866,615       2,887,293
7%, 4/1/00                              518,099         517,608
7.50%, 5/1/07-12/1/08                 1,039,517       1,069,655
8.00%, 3/1/17-6/1/17                    173,239         180,712
---------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates, Trust 1992-15, Cl.
KZ, 7%, 2/25/22                       2,416,713       2,421,233
---------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 1993-190, Cl. Z, 5.85%,
7/25/08                               1,194,471       1,192,226
---------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security, Trust 1993-223, Cl. PM,
7.56%, 10/25/23(3)                    6,249,544         824,128
---------------------------------------------------------------
GE Capital Mortgage Services, Inc.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Series 1994-7, Cl. A18, 6%, 2/25/09   4,707,789       4,497,398
---------------------------------------------------------------
General National Mortgage Assn.:
6.50%, 4/15/26                        4,280,346       4,326,276
7%, 11/15/08-1/15/24                  2,064,297       2,115,816
7.50%, 1/15/09-6/15/24                4,683,690       4,831,281
8%, 5/15/17                             811,523         850,681
---------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed
Home Equity Securities, Series
1998-3, Cl. A5, 6.36%, 8/20/22(4)     3,400,000       3,402,125
---------------------------------------------------------------
Norwest Asset Securities Corp.,
Mtg. Pass-Through Certificates,
Series 1997-14, Cl. A-3, 6.75%,
10/25/27                              5,000,000       4,993,750
---------------------------------------------------------------
Prudential Home Mortgage Securities
Co., Sub. Fixed Rate Mtg.
Securities, Real Estate Mtg.
Investment Conduit Pass-Through
Certificates, Series 1993-L, Cl.
1B2, 6.641%, 12/25/23(2)(4)           1,900,000       1,898,219
---------------------------------------------------------------
Residential Funding Mortgage
Securities I, Inc., Mtg.
Pass-Through Certificates, Series
1998-S4, Cl. M1, 6.50%, 2/25/13       2,038,732       2,003,373
                                                 --------------
Total Mortgage-Backed Obligations
(Cost $59,821,727)                                   61,440,309
---------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 4.9%
---------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2/15/26(5)  38,250,000      41,752,285
---------------------------------------------------------------
U.S. Treasury Bonds, STRIPS,
5.593%, 11/15/18(6)                  50,000,000      16,661,650
---------------------------------------------------------------
U.S. Treasury Bonds, STRIPS,
7.835%, 5/15/15(6)                    2,250,000         918,718
---------------------------------------------------------------
U.S. Treasury Nts., 6.125%,
8/15/07(5)                            5,350,000       5,848,219
                                                 --------------
Total U.S. Government Obligations
(Cost $64,647,784)                                   65,180,872
---------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -
0.1%
---------------------------------------------------------------
United Mexican States Bonds, 6.97%,
8/12/00 (Cost $1,731,367)             1,750,000       1,705,156
---------------------------------------------------------------
NON-COVERTIBLE CORPORATE BONDS AND
NOTES - 17.5%
---------------------------------------------------------------
BASIC MATERIALS - 0.9%
---------------------------------------------------------------
CHEMICALS - 0.4%
Morton International, Inc., 9.25%
Credit Sensitive Nts., 6/1/20         2,512,000       3,419,229

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL   MARKET VALUE
                                     AMOUNT      NOTE 1
---------------------------------------------------------------
CHEMICALS (CONTINUED)

PPG Industries, Inc., 9% Debs.,
5/1/21                               $1,190,000  $    1,522,227
                                                 --------------
                                                      4,941,456
---------------------------------------------------------------
METALS - 0.3%
Alcan Aluminum Ltd., 9.625% Debs.,
7/15/19                               4,000,000       4,275,280
---------------------------------------------------------------
PAPER - 0.2%
Donohue Forest Products, Inc.,
7.625% Gtd. Sr. Nts., 5/15/07         2,500,000       2,743,845
---------------------------------------------------------------
CAPITAL GOODS - 3.3%
---------------------------------------------------------------
AEROSPACE/DEFENSE - 0.5%
Northwest Airlines Corp., 8.375%
Unsec. Nts., 3/15/04                  4,250,000       4,329,802
---------------------------------------------------------------
Raytheon Co., 6.45% Nts., 8/15/02     2,500,000       2,574,637
                                                 --------------
                                                      6,904,439
---------------------------------------------------------------
INDUSTRIAL SERVICES - 2.1%
Fred Meyer, Inc., 7.375% Sr. Nts.,
3/1/05                                6,750,000       7,156,404
---------------------------------------------------------------
Interface, Inc., 7.30% Sr. Nts.,
4/1/08                                2,000,000       1,977,098
---------------------------------------------------------------
Norse CBO Ltd., 6.515%
Collateralized Bond Obligations,
Series 1A, Cl. A3, 8/13/10(2)         4,000,000       3,955,000
---------------------------------------------------------------
Owens-Illinois, Inc., 7.15% Sr.
Nts., 5/15/05                         5,000,000       5,075,165
---------------------------------------------------------------
Sun Co., Inc., 7.95% Debs.,
12/15/01                              4,000,000       4,221,468
---------------------------------------------------------------
Tyco International Group SA, 6.125%
Nts., 11/1/08(7)                      2,500,000       2,520,830
---------------------------------------------------------------
USI American Holdings, Inc., 7.25%
Sr. Nts., Series B, 12/1/06           2,860,000       2,834,000
                                                 --------------
                                                     27,739,965
---------------------------------------------------------------
MANUFACTURING - 0.7%
Federal-Mogul Corp., 7.50% Nts.,
7/1/04                                2,150,000       2,177,941
---------------------------------------------------------------
Norsk Hydro AS, 8.75% Bonds,
10/23/01                              1,500,000       1,610,625
---------------------------------------------------------------
U.S. Filter Corp., 6.375% Bonds,
5/15/01                               5,500,000       5,463,496
                                                 --------------
                                                      9,252,062
---------------------------------------------------------------
CONSUMER CYCLICALS - 0.6%
---------------------------------------------------------------
AUTOS & HOUSING - 0.2%
Black & Decker Corp., 6.625% Nts.,
11/15/00                              2,700,000       2,746,170
---------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.1%
Felcor Suites LP, 7.375% Sr. Nts.,
10/1/04                               2,000,000       1,898,252
---------------------------------------------------------------
MEDIA - 0.1%
Reed Elsevier, Inc., 6.625% Nts.,
10/15/23(7)                           1,600,000       1,577,376
---------------------------------------------------------------
RETAIL: GENERAL - 0.2%
Price/Costco Cos., Inc., 7.125% Sr.
Nts., 6/15/05                         2,000,000       2,153,018
---------------------------------------------------------------
CONSUMER STAPLES - 2.9%
---------------------------------------------------------------
ENTERTAINMENT - 0.8%
Paramount Communications, Inc.,
7.50% Sr. Nts., 1/15/02               4,250,000       4,475,263
---------------------------------------------------------------
Tricon Global Restaurants, Inc.,
7.45% Sr. Unsec. Nts., 5/15/05        4,650,000       4,798,819
---------------------------------------------------------------
Viacom, Inc., 6.75% Sr. Unsec.
Nts., 1/15/03                         1,500,000       1,545,595
                                                 --------------
                                                     10,819,677

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL   MARKET VALUE
                                     AMOUNT      NOTE 1
---------------------------------------------------------------
FOOD - 1.3%
CPC International, Inc., 6.15%
Unsec. Nts., Series C, 1/15/06       $2,000,000  $    2,084,292
---------------------------------------------------------------
Dole Food Distributing, Inc., 6.75%
Nts., 7/15/00                         3,500,000       3,534,048
---------------------------------------------------------------
Grand Metro Inventory Corp., 7.125%
Nts., 9/15/04                         6,115,000       6,571,956
---------------------------------------------------------------
RACERS-Kellogg-98-1, 5.75% Nts.,
2/2/01(7)                             5,000,000       5,050,210
                                                 --------------
                                                     17,240,506
---------------------------------------------------------------
HOUSEHOLD GOODS - 0.8%
Dial Corp. (The), 5.89% Medium-Term
Nts., Series A, 10/22/01              3,250,000       3,209,710
---------------------------------------------------------------
Fort James Corp.:
6.234% Nts., 3/15/01                  1,750,000       1,774,208
6.875% Sr. Nts., 9/15/07              5,000,000       5,205,050
---------------------------------------------------------------
Procter & Gamble Co., 9.36% Debs.,
Series A, 1/1/21                        750,000         997,114
                                                 --------------
                                                     11,186,082
---------------------------------------------------------------
ENERGY - 2.3%
---------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 1.9% Chesapeake Energy Corp., 7.875% Sr.
Nts., Series B, 3/15/04               3,250,000       2,583,750
---------------------------------------------------------------
Coastal Corp., 8.125% Sr. Nts.,
9/15/02                               3,190,000       3,419,173
---------------------------------------------------------------
Colorado Interstate Gas Corp., 10%
Sr. Debs., 6/15/05                      455,000         560,235
---------------------------------------------------------------
Columbia Gas System, Inc., 6.80%
Nts., Series C, 11/28/05              2,000,000       2,114,530
---------------------------------------------------------------
Gulf Canada Resources Ltd.:
8.25% Sr. Nts., 3/15/17               2,000,000       1,808,750
9% Debs., 8/15/99                     1,750,000       1,758,750
---------------------------------------------------------------
HNG Internorth/Enron Corp., 9.625%
Debs., 3/15/06                          700,000         858,101
---------------------------------------------------------------
Louisiana Land & Exploration Co.,
7.65% Debs., 12/1/23                  4,000,000       4,325,384
---------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50%
Nts., 3/31/07                         3,600,000       3,835,660
---------------------------------------------------------------
Petroliam Nasional Berhad, 6.875%
Nts., 7/1/03(2)                       2,500,000       2,138,390
---------------------------------------------------------------
TransCanada PipeLines Ltd., 9.875%
Debs., 1/1/21                         2,250,000       2,885,782
                                                 --------------
                                                     26,288,505
---------------------------------------------------------------
OIL - DOMESTIC - 0.4%
Norcen Energy Resources Ltd., 6.80%
Debs., 7/2/02                         4,500,000       4,551,250
---------------------------------------------------------------
Texaco Capital, Inc., 8.875% Gtd.
Debs., 9/1/21                           500,000         648,127
                                                 --------------
                                                      5,199,377
---------------------------------------------------------------
FINANCIAL - 4.3%
---------------------------------------------------------------
BANKS - 1.1%
BankAmerica Corp. (New), 7.75% Sub.
Nts., 7/15/02                         1,250,000       1,341,900
---------------------------------------------------------------
Capital One Bank, Inc., 6.375% Sr.
Nts., 2/15/03                         2,350,000       2,262,141
---------------------------------------------------------------
Chase Manhattan Corp. (New),
10.125% Sub. Nts., 11/1/00            1,000,000       1,079,609
---------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc.,
9.90% Sub. Nts., 6/15/01                750,000         822,502
---------------------------------------------------------------
Greenpoint Bank (Brooklyn New
York), 6.70% Sr. Medium-Term Bank
Nts., 7/15/02                         5,000,000       5,134,050
---------------------------------------------------------------
People's Bank of Bridgeport
(Connecticut), 7.20% Sub. Nts.,
12/1/06                               4,000,000       4,244,048
                                                 --------------
                                                     14,884,250

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL   MARKET VALUE
                                     AMOUNT      NOTE 1
---------------------------------------------------------------
DIVERSIFIED FINANCIAL - 1.1%
American General Finance Corp.,
5.875% Sr. Nts., 7/1/00              $1,500,000  $    1,508,329
---------------------------------------------------------------
American General Institutional
Capital B, 8.125% Bonds, Series B,
3/15/46(7)                            2,750,000       3,174,319
---------------------------------------------------------------
Capital One Financial Corp., 7.25%
Nts., 12/1/03                         2,300,000       2,263,757
---------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05%
Medium-Term Nts., Series D, 3/1/01    3,070,000       3,082,765
---------------------------------------------------------------
Fleet Mtg. Group, Inc., 6.50% Nts.,
9/15/99                                 750,000         754,206
---------------------------------------------------------------
General Motors Acceptance Corp.,
5.625% Nts., 2/15/01                  1,200,000       1,204,284
---------------------------------------------------------------
Household Finance Corp., 8.95%
Debs., 9/15/99                        1,200,000       1,227,384
---------------------------------------------------------------
PHH Corp., 6.50% Nts., 2/1/00         1,250,000       1,249,856
                                                 --------------
                                                     14,464,900
---------------------------------------------------------------
INSURANCE - 1.3%
Conseco Financing Trust III, 8.796%
Bonds, 4/1/27                         2,750,000       2,638,089
---------------------------------------------------------------
Conseco, Inc., 6.40% Nts., 6/15/01    3,000,000       2,877,171
---------------------------------------------------------------
Equitable Life Assurance Society
(U.S.A.), 6.95% Surplus Nts.,
12/1/05(7)                            2,000,000       2,118,334
---------------------------------------------------------------
GenAmerica Capital I, 8.525% Nts.,
6/30/27(7)                            3,250,000       3,311,396
---------------------------------------------------------------
Life Re Capital Trust I, 8.72%
Nts., 6/15/27(7)                      2,500,000       2,909,330
---------------------------------------------------------------
Travelers Property Casualty Corp.,
6.75% Nts., 4/15/01                   3,500,000       3,584,227
                                                 --------------
                                                     17,438,547
---------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -
0.8%
Chelsea GCA Realty Partner, Inc.,
7.75% Unsec. Nts., 1/26/01            5,520,000       5,484,683
---------------------------------------------------------------
First Industrial LP, 7.15% Bonds,
5/15/27                               3,000,000       3,025,341
---------------------------------------------------------------
Simon DeBartolo Group, Inc., 6.625%
Nts., 6/15/03                         3,000,000       2,969,067
                                                 --------------
                                                     11,479,091
---------------------------------------------------------------
HEALTHCARE - 0.3%
---------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.3% Tenet Healthcare Corp.:
8% Sr. Nts., 1/15/05                  1,500,000       1,554,231
8.625% Sr. Unsec. Nts., 12/1/03       2,000,000       2,112,402
                                                 --------------
                                                      3,666,633
---------------------------------------------------------------
TECHNOLOGY - 0.2%
---------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 0.2%
Electric Data Systems Corp., 7.125%
Nts., 5/15/05(7)                      2,000,000       2,177,722
---------------------------------------------------------------
TELECOMMUNICATIONS - 0.3%
---------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY -
0.3%
AT&T Capital Corp., 6.25%
Medium-Term Nts., Series F, 5/15/01   3,800,000       3,751,649
---------------------------------------------------------------
TRANSPORTATION - 0.3%
---------------------------------------------------------------
RAILROADS & TRUCKERS - 0.3% Union Pacific Corp.:
7% Nts., 6/15/00                      2,030,000       2,069,023
7.60% Nts., 5/1/05                    2,000,000       2,152,886
                                                 --------------
                                                      4,221,909

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL   MARKET VALUE
                                     AMOUNT      NOTE 1
---------------------------------------------------------------
UTILITIES - 2.0%
---------------------------------------------------------------
ELECTRIC UTILITIES - 1.0%
El Paso Electric Co., 8.25% First
Mtg. Bonds, Series C, 2/1/03         $3,278,000  $    3,474,680
---------------------------------------------------------------
Hawaiian Electric Industries, Inc.,
6.31% Medium-Term Nts., Series B,
2/19/02                               5,000,000       5,052,465
---------------------------------------------------------------
Niagara Mohawk Power Corp., 7.125%
Sr. Unsec. Nts., Series C, 7/1/01     5,000,000       5,102,685
                                                 --------------
                                                     13,629,830
---------------------------------------------------------------
GAS UTILITIES - 1.0%
Northern Illinois Gas Co., 6.45%
First Mtg. Bonds, 8/1/01              2,000,000       2,031,266
---------------------------------------------------------------
Southern California Gas Co., 6.38%
Medium-Term Nts., 10/29/01            2,500,000       2,559,663
---------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50%
Bonds, 4/1/17                         3,800,000       4,056,249
---------------------------------------------------------------
Williams Cos., Inc., 6.20% Nts.,
8/1/02                                4,675,000       4,690,385
                                                 --------------
                                                     13,337,563
                                                 --------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $229,982,709)                 234,018,104
---------------------------------------------------------------
SHORT-TERM NOTES - 10.7%(8)
---------------------------------------------------------------
Federal Home Loan Bank:
4.93%, 1/4/99                        10,000,000       9,995,892
5.05%, 1/21/99                       10,000,000       9,971,944
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 1/4/99                         3,000,000       2,998,875
5.02%, 1/15/99                       10,000,000       9,980,167
5.03%, 1/11/99                       11,344,000      11,327,916
5.03%, 1/14/99                       10,000,000       9,981,728
5.06%, 1/13/99                       10,000,000       9,983,133
5.06%, 1/27/99                        7,487,000       7,459,639
5.07%, 1/7/99                        10,000,000       9,991,550
5.07%, 1/19/99                       10,000,000       9,974,650
5.08%, 1/20/99                       10,000,000       9,973,189
5.10%, 1/8/99                        10,000,000       9,990,083
---------------------------------------------------------------
Federal National Mortgage Assn.:
4.91%, 1/4/99                        10,000,000       9,995,908
4.93%, 1/5/99                        20,000,000      19,988,844
5.20%, 1/14/99                        1,988,000       1,984,411
                                                 --------------
Total Short-Term Notes (Cost
$143,597,929)                                       143,597,929
---------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.3%
---------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets,  4.75%, dated 12/31/98, to be repurchased at $57,730,453  on 1/4/99,  collaterallized  by U.S.  Treasury
Nts., 4%-8.875%, 2/15/99-7/15/06, with a value of $58,877,313 (Cost
$57,700,000)                         57,700,000      57,700,000
---------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$1,209,354,422)                           100.2%  1,345,914,709
---------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS                                     (0.2)     (2,032,330)
                                     ----------  --------------
NET ASSETS                                100.0% $1,343,882,379
                                     ----------  --------------
                                     ----------  --------------

1. Non-income producing security.

2. Identifies issues considered to be illiquid or restricted - See Note 6 of Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

4. Represents the current interest rate for a variable rate security.

5. Securities with an aggregate market value of $14,195,005 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $22,839,517, or 1.70% of the Fund's net assets as of December 31, 1998.

8. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                                   MARKET VALUE
                                     SHARES        NOTE 1
----------------------------------------------------------------
COMMON STOCKS - 95.1%
----------------------------------------------------------------
CAPITAL GOODS - 9.8%
----------------------------------------------------------------
AEROSPACE/DEFENSE - 2.1%
General Dynamics Corp.                   229,600   $ 13,460,300
----------------------------------------------------------------
Lockheed Martin Corp.                     71,652      6,072,507
                                                   -------------
                                                     19,532,807
----------------------------------------------------------------
INDUSTRIAL SERVICES - 1.4%
Knoll, Inc.(1)                            52,800      1,564,200
----------------------------------------------------------------
Viad Corp.                               370,800     11,263,050
                                                   -------------
                                                     12,827,250
----------------------------------------------------------------
MANUFACTURING - 6.3%
Herman Miller, Inc.                      130,900      3,517,937
----------------------------------------------------------------
Ingersoll-Rand Co.                       241,800     11,349,487
----------------------------------------------------------------
PACCAR, Inc.                             136,000      5,593,000
----------------------------------------------------------------
Textron, Inc.                            236,700     17,974,406
----------------------------------------------------------------
United Technologies Corp.                176,200     19,161,750
                                                   -------------
                                                     57,596,580
----------------------------------------------------------------
CONSUMER CYCLICALS - 11.7%
----------------------------------------------------------------
AUTOS & HOUSING - 7.1%
Federal-Mogul Corp.                      322,100     19,164,950
----------------------------------------------------------------
Fleetwood Enterprises, Inc.               81,000      2,814,750
----------------------------------------------------------------
Kaufman & Broad Home Corp.                79,300      2,279,875
----------------------------------------------------------------
Maytag Corp.                             315,500     19,639,875
----------------------------------------------------------------
Owens Corning                            224,300      7,948,631
----------------------------------------------------------------
USG Corp.                                182,800      9,311,375
----------------------------------------------------------------
Whirlpool Corp.                           72,300      4,003,612
                                                   -------------
                                                     65,163,068
----------------------------------------------------------------
LEISURE - 0.5%
Hasbro, Inc.                             116,900      4,223,012
----------------------------------------------------------------
RETAIL: GENERAL - 3.7%
Dayton Hudson Corp.                      199,100     10,801,175
----------------------------------------------------------------
Federated Department Stores,
Inc.(1)                                  123,700      5,388,681
----------------------------------------------------------------
Fruit of the Loom, Inc., Cl. A(1)        179,500      2,479,344
----------------------------------------------------------------
Gucci Group NV                            78,600      3,821,925
----------------------------------------------------------------
K Mart Corp.(1)                          266,100      4,074,656
----------------------------------------------------------------
Nordstrom, Inc.                          111,400      3,864,187
----------------------------------------------------------------
Shaw Industries, Inc.                    132,200      3,205,850
                                                   -------------
                                                     33,635,818
----------------------------------------------------------------
RETAIL: SPECIALTY - 0.4%
Payless ShoeSource, Inc.(1)               70,400      3,335,200

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
----------------------------------------------------------------
CONSUMER STAPLES - 13.2%
----------------------------------------------------------------
BEVERAGES - 1.5%
Anheuser-Busch Cos., Inc.                204,900   $ 13,446,562
----------------------------------------------------------------
CONSUMER SERVICES - 0.6%
Hertz Corp., Cl. A                       127,200      5,803,500
----------------------------------------------------------------
FOOD - 2.4%
General Mills, Inc.                      131,700     10,239,675
----------------------------------------------------------------
IBP, Inc.                                400,000     11,650,000
                                                   -------------
                                                     21,889,675
----------------------------------------------------------------
FOOD & DRUG RETAILERS - 4.6%
Albertson's, Inc.                        193,600     12,329,900
----------------------------------------------------------------
Kroger Co.(1)                            251,800     15,233,900
----------------------------------------------------------------
Safeway, Inc.(1)                         246,900     15,045,469
                                                   -------------
                                                     42,609,269
----------------------------------------------------------------
HOUSEHOLD GOODS - 4.1%
Dial Corp. (The)                         379,800     10,966,725
----------------------------------------------------------------
Fort James Corp.                         288,262     11,530,480
----------------------------------------------------------------
Premark International, Inc.              424,400     14,694,850
                                                   -------------
                                                     37,192,055
----------------------------------------------------------------
ENERGY - 1.1%
----------------------------------------------------------------
OIL - DOMESTIC - 1.1%
Exxon Corp.                              132,300      9,674,437
----------------------------------------------------------------
FINANCIAL - 16.8%
----------------------------------------------------------------
BANKS - 4.5%
Bank One Corp.                           252,500     12,893,281
----------------------------------------------------------------
BankBoston Corp.                         280,700     10,929,756
----------------------------------------------------------------
First Union Corp.                        281,900     17,143,044
                                                   -------------
                                                     40,966,081
----------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.8%
Citigroup, Inc.                          284,800     14,097,600
----------------------------------------------------------------
Fannie Mae                               162,100     11,995,400
                                                   -------------
                                                     26,093,000
----------------------------------------------------------------
INSURANCE - 8.4%
Allstate Corp.                           133,900      5,171,888
----------------------------------------------------------------
American General Corp.                   117,600      9,172,800
----------------------------------------------------------------
American International Group, Inc.       143,000     13,817,375
----------------------------------------------------------------
Cigna Corp.                              169,800     13,127,663
----------------------------------------------------------------
Conseco, Inc.                            262,000      8,007,375
----------------------------------------------------------------
Equitable Cos., Inc.                      40,500      2,343,938
----------------------------------------------------------------
Hartford Financial Services Group,
Inc.                                     104,600      5,739,925
----------------------------------------------------------------
Jefferson-Pilot Corp.                    112,700      8,452,500
----------------------------------------------------------------
Transamerica Corp.                        65,700      7,588,350

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
----------------------------------------------------------------
INSURANCE (CONTINUED)

Travelers Property Casualty Corp.,
Cl. A                                    134,500   $  4,169,500
                                                   -------------
                                                     77,591,314
----------------------------------------------------------------
SAVINGS & LOANS - 1.1%
Golden West Financial Corp.              107,000      9,810,563
----------------------------------------------------------------
HEALTHCARE - 7.9%
----------------------------------------------------------------
HEALTHCARE/DRUGS - 4.0%
Amgen, Inc.(1)                           177,700     18,580,756
----------------------------------------------------------------
Genzyme Corp. (General Division)(1)      365,600     18,188,600
                                                   -------------
                                                     36,769,356
----------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES -
3.9%
Bard (C.R.), Inc.                        321,100     15,894,450
----------------------------------------------------------------
Tenet Healthcare Corp.(1)                347,230      9,114,788
----------------------------------------------------------------
Total Renal Care Holdings, Inc.(1)       112,600      3,328,738
----------------------------------------------------------------
WellPoint Health Networks, Inc.(1)        88,200      7,673,400
                                                   -------------
                                                     36,011,376
----------------------------------------------------------------
TECHNOLOGY - 19.2%
----------------------------------------------------------------
COMPUTER HARDWARE - 13.6%
3Com Corp.(1)                            302,600     13,560,263
----------------------------------------------------------------
Apple Computer, Inc.(1)                  288,600     11,814,563
----------------------------------------------------------------
Compaq Computer Corp.                    599,900     25,158,306
----------------------------------------------------------------
International Business Machines
Corp.                                    216,200     39,942,950
----------------------------------------------------------------
Lexmark International Group, Inc.,
Cl. A(1)                                 150,800     15,155,400
----------------------------------------------------------------
Seagate Technology, Inc.(1)              287,900      8,708,975
----------------------------------------------------------------
Storage Technology Corp. (New)(1)        303,600     10,796,775
                                                   -------------
                                                    125,137,232
----------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 2.3%
First Data Corp.                         164,800      5,222,100
----------------------------------------------------------------
Network Associates, Inc.(1)              240,900     15,959,625
                                                   -------------
                                                     21,181,725
----------------------------------------------------------------
PHOTOGRAPHY - 3.3%
Eastman Kodak Co.                        102,500      7,380,000
----------------------------------------------------------------
Xerox Corp.                              197,900     23,352,200
                                                   -------------
                                                     30,732,200
----------------------------------------------------------------
TELECOMMUNICATIONS - 9.2%
----------------------------------------------------------------
TELEPHONE UTILITIES - 5.1%
Bell Atlantic Corp.                      305,800     17,373,263
----------------------------------------------------------------
Century Telephone Enterprises, Inc.      104,250      7,036,875
----------------------------------------------------------------
U S West, Inc.                           350,900     22,676,913
                                                   -------------
                                                     47,087,051
----------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY -
4.1%
ALLTELL Corp.                            196,500     11,753,156

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
----------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY
(CONTINUED)

AT&T Corp.                               349,300   $ 26,284,825
                                                   -------------
                                                     38,037,981
----------------------------------------------------------------
TRANSPORTATION - 0.9%
----------------------------------------------------------------
AIR TRANSPORTATION - 0.9%
AMR Corp.(1)                              79,000      4,690,625
----------------------------------------------------------------
Delta Air Lines, Inc.                     71,400      3,712,800
                                                   -------------
                                                      8,403,425
----------------------------------------------------------------
UTILITIES - 5.3%
----------------------------------------------------------------
ELECTRIC UTILITIES - 4.0%
CalEnergy, Inc.(1)                       131,100      4,547,531
----------------------------------------------------------------
FPL Group, Inc.                          151,200      9,317,700
----------------------------------------------------------------
Houston Industries, Inc.                 261,500      8,400,688
----------------------------------------------------------------
Montana Power Co.                        263,300     14,892,906
                                                   -------------
                                                     37,158,825
----------------------------------------------------------------
GAS UTILITIES - 1.3%
Columbia Energy Group                    208,600     12,046,650
                                                   -------------
Total Common Stocks (Cost
$689,695,739)                                       873,956,012

                                     PRINCIPAL
                                     AMOUNT
----------------------------------------------------------------
SHORT-TERM NOTES - 3.0%(2)
----------------------------------------------------------------
Federal Home Loan Bank, 4.93%,
1/4/99                               $ 5,000,000      4,997,946
----------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.97%, 1/12/99                         9,000,000      8,986,333
5.02%, 1/15/99                        11,000,000     10,978,183
5.07%, 1/7/99                          3,000,000      2,997,465
                                                   -------------
Total Short-Term Notes (Cost
$27,959,927)                                         27,959,927
----------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.6%
----------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets,  4.75%, dated 12/31/98, to be  repurchased at $23,812,561  on 1/4/99,  collateralized  by U.S.  Treasury
Nts., 4%-8.875%, 2/15/99-7/15/06, with a value of $24,285,616 (Cost
$23,800,000)                          23,800,000     23,800,000
----------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$741,455,666)                              100.7%   925,715,939
----------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS                                      (0.7)    (6,844,480)
                                     -----------   -------------
NET ASSETS                                 100.0%  $918,871,459
                                     -----------   -------------
                                     -----------   -------------

1. Non-income producing security.

2. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT        NOTE 1
---------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 24.2%
---------------------------------------------------------------
GOVERNMENT AGENCY - 24.2%
---------------------------------------------------------------
FHLMC/FNMA/SPONSORED - 10.0%
Federal Home Loan Mortgage Corp.,
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates, 10.50%, 10/1/20        $   121,568   $   134,687
---------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 2/1/09-8/1/28                   2,010,687     2,026,461
7.50%, 9/1/22                            306,962       315,401
                                                   ------------
                                                     2,476,549
---------------------------------------------------------------
GNMA/GUARANTEED - 14.2%
Government National Mortgage Assn.:
6.50%, 7/15/28                         1,178,465     1,190,733
7%, 10/15/23-3/15/26                   2,302,266     2,357,254
                                                   ------------
                                                     3,547,987
                                                   ------------
Total Mortgage-Backed Obligations
(Cost $5,930,746)                                    6,024,536
---------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 54.2%
---------------------------------------------------------------
AGENCY - 4.1%
---------------------------------------------------------------
GOVERNMENT AGENCY-SPONSORED - 4.1%
Federal Farm Credit Bank,
Medium-Term Nts., 6.37%, 9/1/00        1,000,000     1,021,560
---------------------------------------------------------------
TREASURY - 50.1%
---------------------------------------------------------------
U.S. Treasury Bonds:
7.50%, 11/15/16(1)                     2,175,000     2,705,156
8.125%, 8/15/19                          500,000       668,750
9.25%, 2/15/16                         1,200,000     1,724,250
---------------------------------------------------------------
U.S. Treasury Nts.:
5.75%, 8/15/03                           500,000       522,032
7.25%, 8/15/04                         2,700,000     3,037,500
7.50%, 11/15/01-2/15/05                  905,000     1,007,875
7.875%, 11/15/04                       2,255,000     2,612,981
8.50%, 2/15/00                           200,000       208,250
                                                   ------------
                                                    12,486,794
                                                   ------------
Total U.S. Government Obligations
(Cost $12,300,485)                                  13,508,354
---------------------------------------------------------------
SHORT-TERM NOTES - 15.2%(2)
---------------------------------------------------------------
Federal Farm Credit Bank, 4.95%,
1/15/99                                1,395,000     1,392,314
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Mtg.-Backed Certificates, 7.125%,
7/21/99                                1,000,000     1,011,496
---------------------------------------------------------------
Student Loan Marketing Assn.,
4.40%, 1/4/99                          1,400,000     1,399,487
                                                   ------------
Total Short-Term Notes (Cost
$3,839,071)                                          3,803,297
---------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.4%
---------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets,  4.75%, dated 12/31/98, to be repurchased at $1,100,581 on 1/4/99, collateralized by U.S. Treasury Nts.,
4%-8.875%, 2/15/99-7/15/06, with a value of
$1,122,444 (Cost $1,100,000)           1,100,000     1,100,000
---------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$23,170,302)                                98.0%   24,436,187
---------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES              2.0       486,692
                                     -----------   ------------
NET ASSETS                                 100.0%  $24,922,879
                                     -----------   ------------
                                     -----------   ------------

1.  Securities   with  an  aggregate   market  value  of  $49,750  are  held  in
collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

2. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                                 MARKET VALUE
                                     SHARES      NOTE 1
-------------------------------------------------------------
COMMON STOCKS - 97.0%
-------------------------------------------------------------
BASIC MATERIALS - 0.7%
-------------------------------------------------------------
CHEMICALS - 0.7%
Fuji Photo Film Co.                      19,000  $   704,636
-------------------------------------------------------------
CAPITAL GOODS - 8.1%
-------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.8%
Toshiba Corp.                           138,000      820,080
-------------------------------------------------------------
INDUSTRIAL SERVICES - 1.3%
Hays plc                                156,000    1,332,038
-------------------------------------------------------------
MANUFACTURING - 6.0%
BBA Group plc                           170,000    1,055,566
-------------------------------------------------------------
Brambles Industries Ltd.                 33,000      804,113
-------------------------------------------------------------
Mannesmann AG                            20,000    2,314,586
-------------------------------------------------------------
Smiths Industries plc                    91,000    1,270,393
-------------------------------------------------------------
Taiyo Yuden Co.                          60,000      708,874
                                                 ------------
                                                   6,153,532
-------------------------------------------------------------
CONSUMER CYCLICALS - 14.3%
-------------------------------------------------------------
AUTOS & HOUSING - 3.5%
Bridgestone Corp.                        22,000      498,278
-------------------------------------------------------------
Cie de Saint Gobain                       7,000      988,721
-------------------------------------------------------------
Suzuki Motor Corp.                       58,000      686,269
-------------------------------------------------------------
Valeo SA                                 18,000    1,419,117
                                                 ------------
                                                   3,592,385
-------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.3%
CDL Hotels International Ltd.         2,250,000      577,964
-------------------------------------------------------------
Nintendo Co. Ltd.                         8,400      812,185
                                                 ------------
                                                   1,390,149
-------------------------------------------------------------
MEDIA - 2.9%
Benpres Holdings Corp.(1)               960,000      155,480
-------------------------------------------------------------
VNU-Verenigde Nederlandse
Uitgeverbedrijven Verenigd Bezit         35,000    1,320,426
-------------------------------------------------------------
Wolters Kluwer NV                         7,000    1,498,721
                                                 ------------
                                                   2,974,627
-------------------------------------------------------------
RETAIL: GENERAL - 1.4%
Circle K Japan Co. Ltd.                  10,200      447,629
-------------------------------------------------------------
Ito-Yokado Co. Ltd.                      15,000    1,046,358
                                                 ------------
                                                   1,493,987
-------------------------------------------------------------
RETAIL: SPECIALTY - 5.2%
Boots Co. plc                            59,000      999,252
-------------------------------------------------------------
Hennes & Mauritz AB, B Shares            23,000    1,878,468
-------------------------------------------------------------
Kingfisher plc                           88,000      882,720
-------------------------------------------------------------
Koninklijke Ahold NV                     45,000    1,664,121
                                                 ------------
                                                   5,424,561

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                 MARKET VALUE
                                     SHARES      NOTE 1
-------------------------------------------------------------
CONSUMER STAPLES - 13.0%
-------------------------------------------------------------
BEVERAGES - 1.0%
Scottish & Newcastle plc                 88,000  $   994,336
-------------------------------------------------------------
ENTERTAINMENT - 0.9%
Shaw Brothers (Hong Kong) Ltd.        2,200,000      951,333
-------------------------------------------------------------
FOOD - 6.1%
Groupe Danone                             6,000    1,718,580
-------------------------------------------------------------
Jeronimo Martins & Filho SA              20,000    1,094,145
-------------------------------------------------------------
Kerry Group plc, Cl. A                   75,000    1,023,195
-------------------------------------------------------------
Koninklijke Numico NV                    23,000    1,096,891
-------------------------------------------------------------
Nestle SA                                   650    1,414,483
                                                 ------------
                                                   6,347,294
-------------------------------------------------------------
FOOD & DRUG RETAILERS - 2.6%
Colruyt SA                                1,500    1,257,541
-------------------------------------------------------------
William Morrison Supermarkets plc       306,000    1,405,355
                                                 ------------
                                                   2,662,896
-------------------------------------------------------------
HOUSEHOLD GOODS - 2.4%
L'OREAL                                   2,400    1,735,766
-------------------------------------------------------------
Reckitt & Colman plc                     58,000      765,466
                                                 ------------
                                                   2,501,232
-------------------------------------------------------------
ENERGY - 2.4%
-------------------------------------------------------------
OIL - DOMESTIC - 1.1%
Total SA, B Shares                       11,157    1,130,479
-------------------------------------------------------------
OIL - INTERNATIONAL - 1.3%
Shell Transport & Trading Co. plc       227,000    1,385,028
-------------------------------------------------------------
FINANCIAL - 17.1%
-------------------------------------------------------------
BANKS - 7.4%
Banco Popular Espanol SA                 17,000    1,283,777
-------------------------------------------------------------
Banco Santander SA                          900       17,912
-------------------------------------------------------------
Bank Handlowy W Warszawie, GDR(2)        28,000      364,000
-------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank          14,600    1,155,359
-------------------------------------------------------------
Credito Italiano SpA                    250,000    1,485,088
-------------------------------------------------------------
Lloyds TSB Group plc                    133,000    1,885,396
-------------------------------------------------------------
Nordbanken Holding AB                   220,000    1,411,380
                                                 ------------
                                                   7,602,912
-------------------------------------------------------------
DIVERSIFIED FINANCIAL - 4.6%
Cattles plc                             110,000    1,153,554
-------------------------------------------------------------
ING Groep NV                             20,000    1,220,248
-------------------------------------------------------------
Lend Lease Corp. Ltd.                    45,000      606,878
-------------------------------------------------------------
Northern Rock plc                       133,000    1,265,751
-------------------------------------------------------------
Perlis Plantations Berhad(3)            175,000      143,684
-------------------------------------------------------------
Promise Co. Ltd.                          8,000      415,364
                                                 ------------
                                                   4,805,479

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                 MARKET VALUE
                                     SHARES      NOTE 1
-------------------------------------------------------------
INSURANCE - 5.1%
AEGON NV                                 13,000  $ 1,597,406
-------------------------------------------------------------
Assicurazioni Generali SpA               30,000    1,255,388
-------------------------------------------------------------
AXA SA                                   10,000    1,450,052
-------------------------------------------------------------
Irish Life plc                          100,000      942,309
                                                 ------------
                                                   5,245,155
-------------------------------------------------------------
HEALTHCARE - 14.2%
-------------------------------------------------------------
HEALTHCARE/DRUGS - 9.9%
Fresenius AG, Preference                  7,000    1,471,008
-------------------------------------------------------------
Gedeon Richter Ltd., GDR(2)              17,000      726,750
-------------------------------------------------------------
Novartis AG                                 550    1,080,786
-------------------------------------------------------------
Novartis AG, Bearer Shares                  300      589,520
-------------------------------------------------------------
Novo-Nordisk AS, B Shares                10,000    1,319,853
-------------------------------------------------------------
Sanofi SA                                10,000    1,646,973
-------------------------------------------------------------
Schering AG                               8,000    1,006,289
-------------------------------------------------------------
Takeda Chemical Industries Ltd.          25,000      960,265
-------------------------------------------------------------
Zeneca Group plc                         33,000    1,431,866
                                                 ------------
                                                  10,233,310
-------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES -
4.3%
Luxottica Group SpA, Sponsored ADR       75,000      900,000
-------------------------------------------------------------
Olympus Optical Co. Ltd.                 79,000      906,146
-------------------------------------------------------------
Pliva d.d., Sponsored GDR(2)             30,000      498,000
-------------------------------------------------------------
SmithKline Beecham plc                  106,000    1,476,284
-------------------------------------------------------------
Terumo Corp.                             28,000      657,660
                                                 ------------
                                                   4,438,090
-------------------------------------------------------------
TECHNOLOGY - 8.8%
-------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 0.9%
SAP AG, Preference                        2,000      960,058
-------------------------------------------------------------
ELECTRONICS - 7.9%
Bowthorpe plc                           165,000      949,288
-------------------------------------------------------------
Electrocomponents plc                   161,000    1,075,761
-------------------------------------------------------------
Getronics NV                             30,000    1,486,678
-------------------------------------------------------------
Hoshiden Corp.                           65,000    1,131,832
-------------------------------------------------------------
Sony Corp.                               13,000      944,724
-------------------------------------------------------------
TDK Corp.                                 9,000      820,927
-------------------------------------------------------------
VTech Holdings Ltd.                     400,000    1,745,186
                                                 ------------
                                                   8,154,396
-------------------------------------------------------------
TELECOMMUNICATIONS - 13.0%
-------------------------------------------------------------
TELEPHONE UTILITIES - 5.8%
Cable & Wireless Communications
plc(1)                                  130,000    1,184,393
-------------------------------------------------------------
Tele Danmark AS, B Shares                16,000    2,159,531
-------------------------------------------------------------
Telecom Italia Mobile SpA               180,000    1,331,803
-------------------------------------------------------------
Telefonica de Espana                     30,000    1,336,003
                                                 ------------
                                                   6,011,730

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                 MARKET VALUE
                                     SHARES      NOTE 1
-------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY -
7.2%
Ericsson LM, B Shares                    35,000  $   833,381
-------------------------------------------------------------
Matsushita Communication Industrial
Co.                                      16,000      753,024
-------------------------------------------------------------
Nippon Telegraph & Telephone Corp.           88      677,581
-------------------------------------------------------------
Nokia Oyj, A Shares                       8,000      979,601
-------------------------------------------------------------
NTT Mobile Communications Network,
Inc.                                         23      944,371
-------------------------------------------------------------
Telecom Italia SpA                      150,000    1,282,679
-------------------------------------------------------------
Vodafone Group plc                      122,000    1,970,169
                                                 ------------
                                                   7,440,806
-------------------------------------------------------------
TRANSPORTATION - 1.3%
-------------------------------------------------------------
AIR TRANSPORTATION - 1.3%
BAA plc                                 115,000    1,330,877
-------------------------------------------------------------
UTILITIES - 4.1%
-------------------------------------------------------------
ELECTRIC UTILITIES - 3.2%
Endesa SA                                35,000      928,780
-------------------------------------------------------------
United Utilities plc                     86,000    1,191,323
-------------------------------------------------------------
Vivendi (Ex-Generale des Eaux)            4,500    1,168,097
                                                 ------------
                                                   3,288,200
-------------------------------------------------------------
GAS UTILITIES - 0.9%
RWE AG, Preference                       25,000      908,122
                                                 ------------
Total Common Stocks (Cost
$74,409,375)                                     100,277,728

                                     UNITS
-------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -
0.0%
-------------------------------------------------------------
Telefonica de Espana Rts., Exp.
1/99 (Cost $0)                           30,000       26,678

                                     PRINCIPAL
                                     AMOUNT
-------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.7%
-------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets,  4.75%, dated 12/31/98, to be repurchased at $2,801,478 on 1/4/99, collateralized by U.S. Treasury Nts.,
4%-8.875%, 2/15/99-7/15/06, with a value of $2,857,131 (Cost
$2,800,000)                          $2,800,000    2,800,000
-------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$77,209,375)                               99.7% 103,104,406
-------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES             0.3      299,342
                                     ----------  ------------
NET ASSETS                                100.0% $103,403,748
                                     ----------  ------------
                                     ----------  ------------

1. Non-income producing security.

2. Represents a security sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,588,750 or 1.54% of the Fund's net assets as of December 31, 1998.

3. Identifies issues considered to be illiquid or restricted - See Note 6 of Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

Distribution of investments by a country of issue, as a percentage of total investments at value, is as follows:


COUNTRY                              MARKET VALUE  PERCENT
---------------------------------------------------------
Great Britain                        $ 25,004,817   24.2%
---------------------------------------------------------
Japan                                  13,936,203   13.4
---------------------------------------------------------
France                                 11,257,784   10.9
---------------------------------------------------------
The Netherlands                         9,884,492    9.6
---------------------------------------------------------
Germany                                 7,815,422    7.6
---------------------------------------------------------
Italy                                   6,254,958    6.1
---------------------------------------------------------
Sweden                                  4,123,229    4.0
---------------------------------------------------------
Spain                                   3,593,149    3.5
---------------------------------------------------------
Denmark                                 3,479,383    3.4
---------------------------------------------------------
Hong Kong                               3,274,483    3.2
---------------------------------------------------------
Switzerland                             3,084,790    3.0
---------------------------------------------------------
United States                           2,800,000    2.7
---------------------------------------------------------
Ireland                                 1,965,504    1.9
---------------------------------------------------------
Australia                               1,410,991    1.4
---------------------------------------------------------
Belgium                                 1,257,541    1.2
---------------------------------------------------------
Portugal                                1,094,145    1.1
---------------------------------------------------------
Finland                                   979,601    0.9
---------------------------------------------------------
Hungary                                   726,750    0.7
---------------------------------------------------------
Croatia                                   498,000    0.5
---------------------------------------------------------
Poland                                    364,000    0.4
---------------------------------------------------------
Philippines                               155,480    0.2
---------------------------------------------------------
Malaysia                                  143,684    0.1
                                     ------------  ------
Total                                $103,104,406  100.0%
                                     ------------  ------
                                     ------------  ------

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT        NOTE 1
---------------------------------------------------------------
ASSET-BACKED SECURITIES - 1.7%
---------------------------------------------------------------
Arcadia Automobile Receivables
Trust, Automobile
Receivables-Backed Nts., Series
1998-B, Cl. A3, 5.95%, 11/15/02      $   250,000   $   251,172
---------------------------------------------------------------
Dayton Hudson Credit Card Master
Trust, Asset-Backed Certificates,
Series 1997-1, Cl. A, 6.25%,
8/25/05                                  125,000       127,695
---------------------------------------------------------------
IROQUOIS Trust, Asset-Backed
Amortizing Nts., Series 1997-2, Cl.
A, 6.752%, 6/25/07(1)                    175,000       175,820
---------------------------------------------------------------
Olympic Automobile Receivables
Trust, Automobile
Receivables-Backed Nts., Series
1997-A, Cl. A-5, 6.80%, 2/15/05          200,000       203,000
                                                   ------------
Total Asset-Backed Securities (Cost
$750,722)                                              757,687
---------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 5.3%
---------------------------------------------------------------
Countrywide Funding Corp., Mtg.
Pass-Through Certificates, Series
1994-10, Cl. A3, 6%, 5/25/09             250,000       248,357
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates, Series 1711, Cl. EA,
7%, 3/15/24                              300,000       306,843
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Multiclass Mtg. Participation
Certificates:
6%, 3/1/09                               175,841       176,970
Series 1843, Cl. VB, 7%, 4/15/03          95,000        97,019
Series 1849, Cl. VA, 6%, 12/15/10        182,480       184,077
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 1542, Cl. QC, 7.50-25.82%,
10/15/20(2)                              900,000       118,125
Series 1583, Cl. IC, 7.03%,
1/15/20(2)                               433,807        42,567
Series 1661, Cl. PK, 6.61-7.47%,
11/15/06(2)                              745,601        47,998
---------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                              132,420       132,839
6.50%, 4/1/26                            162,143       163,305
7%, 4/1/00                                58,390        58,335
---------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 1993-190, Cl. Z, 5.85%,
7/25/08                                  142,928       142,660
---------------------------------------------------------------
GE Capital Mortgage Services, Inc.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Series 1994-7, Cl. A18, 6%, 2/25/09      174,024       166,248
---------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed
Home Equity Securities, Series
1998-3, Cl. A5, 6.36%, 8/20/22(3)        425,000       425,266
                                                   ------------
Total Mortgage-Backed Obligations
(Cost $2,288,437)                                    2,310,609
---------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 27.4%
---------------------------------------------------------------
AGENCY - 2.0%
---------------------------------------------------------------
GOVERNMENT AGENCY-SPONSORED - 2.0%
Federal Farm Credit Bank,
Medium-Term Nts., 5.24%, 10/1/08         225,000       223,957
---------------------------------------------------------------
Federal Home Loan Bank, 5.57%,
8/17/00                                  650,000       655,791
                                                   ------------
                                                       879,748
---------------------------------------------------------------
TREASURY - 25.4%
---------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                            1,025,000     1,118,852

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT        NOTE 1
---------------------------------------------------------------
TREASURY (CONTINUED)
U.S. Treasury Bonds: (Continued)

7.50%, 11/15/16                      $ 1,465,000   $ 1,822,094
STRIPS, 5.62%, 11/15/18(4)               900,000       299,910
---------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 2/15/06                          550,000       580,250
5.75%, 8/15/03                         1,500,000     1,566,094
6.125%, 8/15/07                          450,000       491,906
6.50%, 8/15/05                         1,375,000     1,511,212
6.75%, 6/30/99                           565,000       571,180
7.50%, 11/15/01                        2,925,000     3,144,375
                                                   ------------
Total U.S. Government Obligations
(Cost $11,531,867)                                  11,985,621
---------------------------------------------------------------
CORPORATE BONDS AND NOTES - 33.5%
---------------------------------------------------------------
CHEMICALS - 0.8% Laroche Industries, Inc., 9.50% Sr.
Sub. Nts., Series B, 9/15/07              50,000        40,250
---------------------------------------------------------------
Morton International, Inc., 9.25%
Credit Sensitive Nts., 6/1/20             75,000       102,087
---------------------------------------------------------------
PPG Industries, Inc., 9% Debs.,
5/1/21                                    75,000        95,939
---------------------------------------------------------------
Rexene Corp. (New), 11.75% Sr.
Nts., 12/1/04(1)                          75,000        80,625
---------------------------------------------------------------
Texas Petrochemicals Corp., 11.125%
Sr. Sub. Nts., Series B, 7/1/06           50,000        49,500
                                                   ------------
                                                       368,401
---------------------------------------------------------------
CONSUMER DURABLES - 0.4%
Black & Decker Corp., 6.625% Nts.,
11/15/00                                 155,000       157,650
---------------------------------------------------------------
CONSUMER NON-DURABLES - 0.4%
Kimberly-Clark Corp., 7.875% Debs.,
2/1/23                                    75,000        83,368
---------------------------------------------------------------
Revlon Consumer Products Corp.,
8.625% Sr. Unsec. Sub. Nts., 2/1/08       50,000        45,750
---------------------------------------------------------------
William Carter Co., 10.375% Sr.
Sub. Nts., Series A, 12/1/06              50,000        53,000
                                                   ------------
                                                       182,118
---------------------------------------------------------------
ENERGY - 2.2%
Abraxas Petroleum Corp./CDN Abraxas
Petroleum Ltd., 11.50% Sr. Unsec.
Nts., Series D, 11/1/04                   50,000        38,000
---------------------------------------------------------------
Coastal Corp.:
8.125% Sr. Nts., 9/15/02                  95,000       101,825
8.75% Sr. Nts., 5/15/99                   50,000        50,524
---------------------------------------------------------------
Crown Central Petroleum Corp.,
10.875% Sr. Nts., 2/1/05                  50,000        48,250
---------------------------------------------------------------
Forcenergy, Inc., 8.50% Sr. Sub.
Nts., Series B, 2/15/07                   50,000        37,250
---------------------------------------------------------------
Gulf Canada Resources Ltd.:
8.25% Sr. Nts., 3/15/17                  125,000       113,047
9% Debs., 8/15/99                         75,000        75,375
---------------------------------------------------------------
Louisiana Land & Exploration Co.,
7.65% Debs., 12/1/23                      75,000        81,101
---------------------------------------------------------------
Norcen Energy Resources Ltd., 6.80%
Debs., 7/2/02                            100,000       101,139
---------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50%
Nts., 3/31/07                             75,000        79,910
---------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec.
Nts., 2/15/08                             50,000        35,250
---------------------------------------------------------------
Southwest Royalties, Inc., 10.50%
Sr. Nts., Series B, 10/15/04              50,000        20,250
---------------------------------------------------------------
Standard Oil, 9% Gtd. Debs., 6/1/19       75,000        75,815

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT        NOTE 1
---------------------------------------------------------------
ENERGY (CONTINUED)

Transamerican Energy Corp., 11.50%
Sr. Nts., Series B, 6/15/02(1)       $    25,000   $     8,125
---------------------------------------------------------------
Williams Holdings of Delaware,
Inc., 6.25% Sr. Unsec. Debs.,
2/1/06                                    75,000        77,174
                                                   ------------
                                                       943,035
---------------------------------------------------------------
FINANCIAL - 6.4% Aetna Industries, Inc., 11.875% Sr.
Nts., 10/1/06(1)                          50,000        52,750
---------------------------------------------------------------
American General Institutional
Capital B, 8.125% Bonds, Series B,
3/15/46(5)                                75,000        86,572
---------------------------------------------------------------
BankAmerica Corp. (New), 8.50%
Exchangeable Sub. Capital Nts.,
3/1/99 (exchangeable for common,
perpetual preferred stock or other
capital securities)                       55,000        55,210
---------------------------------------------------------------
Capital One Bank, Inc., 6.375% Sr.
Nts., 2/15/03                            200,000       192,523
---------------------------------------------------------------
Capital One Financial Corp., 7.25%
Nts., 12/1/03                             90,000        88,582
---------------------------------------------------------------
Chelsea GCA Realty Partner, Inc.,
7.75% Unsec. Nts., 1/26/01               310,000       308,017
---------------------------------------------------------------
Conseco Financing Trust III, 8.796%
Bonds, 4/1/27                            150,000       143,896
---------------------------------------------------------------
Conseco, Inc., 6.40% Nts., 6/15/01       250,000       239,764
---------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05%
Medium-Term Nts., Series D, 3/1/01       250,000       251,039
---------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc.,
9.90% Sub. Nts., 6/15/01                 145,000       159,017
---------------------------------------------------------------
General Electric Capital Corp.,
5.77% Nts., Series A, 8/27/01            225,000       227,508
---------------------------------------------------------------
General Motors Acceptance Corp.,
5.625% Nts., 2/15/01                     250,000       250,892
---------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Nts.,
8/1/01(5)                                225,000       221,895
---------------------------------------------------------------
Integra Financial Corp., 6.50% Sub.
Nts., 4/15/00                            125,000       126,659
---------------------------------------------------------------
Olympic Financial Ltd., Units (each
unit consists of $1,000 principal
amount of 11.50% sr. nts., 3/15/07
and one warrant to purchase 6.84
shares of common stock)(1)(6)             50,000        37,750
---------------------------------------------------------------
Simon DeBartolo Group, Inc., 6.625%
Nts., 6/15/03                            250,000       247,422
---------------------------------------------------------------
Travelers Property Casualty Corp.,
6.75% Nts., 4/15/01                      125,000       128,008
                                                   ------------
                                                     2,817,504
---------------------------------------------------------------
FOOD & DRUG - 0.5%
Jitney-Jungle Stores of America,
Inc., 10.375% Sr. Sub. Nts.,
9/15/07                                   50,000        51,500
---------------------------------------------------------------
Tricon Global Restaurants, Inc.,
7.45% Sr. Unsec. Nts., 5/15/05           150,000       154,801
                                                   ------------
                                                       206,301
---------------------------------------------------------------
FOOD/TOBACCO - 1.1%
AmeriServe Food Distribution, Inc.,
8.875% Sr. Nts., 10/15/06                 50,000        46,500
---------------------------------------------------------------
Dole Food Distributing, Inc., 6.75%
Nts., 7/15/00                            150,000       151,459
---------------------------------------------------------------
Eagle Family Foods, Inc., 8.75% Sr.
Sub. Nts., 1/15/08                        50,000        47,500
---------------------------------------------------------------
Grand Metro Inventory Corp., 7.125%
Nts., 9/15/04                            225,000       241,814
                                                   ------------
                                                       487,273
---------------------------------------------------------------
FOREST PRODUCTS/CONTAINERS - 0.5%
Malette, Inc., 12.25% Sr. Sec.
Nts., 7/15/04(1)                          50,000        54,250
---------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr.
Nts., 10/1/05(1)                          75,000        76,875
---------------------------------------------------------------
Stone Container Corp., 9.875% Sr.
Nts., 2/1/01                              75,000        76,312
                                                   ------------
                                                       207,437

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT        NOTE 1
---------------------------------------------------------------
GAMING/LEISURE - 2.8%
American Skiing Corp., 12% Sr. Sub.
Nts., Series B, 7/15/06(1)           $    50,000   $    52,250
---------------------------------------------------------------
Ameristar Casinos, Inc., 10.50% Sr.
Sub. Nts., Series B, 8/1/04               50,000        45,750
---------------------------------------------------------------
Bally Total Fitness Holding Corp.,
9.875% Sr. Sub. Nts., Series B,
10/15/07                                  50,000        49,250
---------------------------------------------------------------
Casino America, Inc., 12.50% Sr.
Nts., 8/1/03                              75,000        83,437
---------------------------------------------------------------
Casino Magic of Louisiana Corp.,
13% First Mtg. Nts., Series B,
8/15/03                                   75,000        85,125
---------------------------------------------------------------
Colorado Gaming & Entertainment
Co., 12% Sr. Sec. Nts., 6/1/03(1)         50,000        53,750
---------------------------------------------------------------
Hilton Hotels Corp., 7.375% Nts.,
6/1/02                                   150,000       151,244
---------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr.
Nts., Series A, 8/1/05                    50,000        49,000
---------------------------------------------------------------
Hollywood Casino Corp., 12.75% Gtd.
Sr. Sec. Nts., 11/1/03                    50,000        53,250
---------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr.
Sub. Nts., 6/15/07                        50,000        51,875
---------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Unsec.
Nts., 8/15/08(5)                          50,000        51,500
---------------------------------------------------------------
Lady Luck Gaming Corp., 11.875%
First Mtg. Nts., 3/1/01(1)                50,000        50,750
---------------------------------------------------------------
Mohegan Tribal Gaming Authority
(Connecticut), 13.50% Sr. Sec.
Nts., Series B, 11/15/02                  75,000        90,375
---------------------------------------------------------------
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts., 12/15/05(5)         50,000        50,312
---------------------------------------------------------------
Players International, Inc.,
10.875% Sr. Nts., 4/15/05                 50,000        53,875
---------------------------------------------------------------
Prime Hospitality Corp., 9.75% Sr.
Sub. Nts., 4/1/07                         75,000        76,875
---------------------------------------------------------------
Rio Hotel & Casino, Inc., 10.625%
Sr. Sub. Nts., 7/15/05                    75,000        82,125
---------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd.
First Mtg. Nts., 12/15/00                 50,000        46,000
---------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr.
Sub. Nts., 4/15/07                        50,000        52,500
                                                   ------------
                                                     1,229,243
---------------------------------------------------------------
HEALTHCARE - 1.1%
Columbia/HCA Healthcare Corp.,
6.875% Nts., 7/15/01                     145,000       143,963
---------------------------------------------------------------
Dade International, Inc., 11.125%
Sr. Sub. Nts., 5/1/06                     50,000        55,750
---------------------------------------------------------------
ICN Pharmaceutical, Inc., 8.75% Sr.
Nts., 11/15/08(5)                         50,000        50,750
---------------------------------------------------------------
Integrated Health Services, Inc.,
9.25% Sr. Sub. Nts., Series A,
1/15/08                                   50,000        47,000
---------------------------------------------------------------
Kinetic Concepts, Inc., 9.625% Sr.
Unsec. Sub. Nts., Series B, 11/1/07       75,000        72,188
---------------------------------------------------------------
Paracelsus Healthcare Corp., 10%
Sr. Unsec. Sub. Nts., 8/15/06(1)          50,000        45,250
---------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr.
Nts., 7/15/04                             50,000        52,625
                                                   ------------
                                                       467,526
---------------------------------------------------------------
HOUSING - 0.7% Ainsworth Lumber, Inc., 12.50% Sr.
Nts., 7/15/07(7)                          50,000        50,000
---------------------------------------------------------------
American Standard Cos., Inc.,
10.875% Sr. Nts., 5/15/99                140,000       140,700
---------------------------------------------------------------
First Industrial LP, 7.15% Bonds,
5/15/27                                  125,000       126,056
                                                   ------------
                                                       316,756
---------------------------------------------------------------
MANUFACTURING - 1.4%
Jordan Industries, Inc., 10.375%
Sr. Nts., Series B, 8/1/07(1)             50,000        51,250
---------------------------------------------------------------
Titan Wheel International, Inc.,
8.75% Sr. Sub. Nts., 4/1/07               50,000        49,250
---------------------------------------------------------------
U.S. Filter Corp., 6.375% Bonds,
5/15/01                                  250,000       248,341

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT        NOTE 1
---------------------------------------------------------------
MANUFACTURING (CONTINUED)

U.S. Industries, Inc., 7.125% Sr.
Nts., 10/15/03(5)                    $   275,000   $   275,336
                                                   ------------
                                                       624,177
---------------------------------------------------------------
MEDIA/ENTERTAINMENT-BROADCASTING -
0.7%
Allbritton Communications Co.,
8.875% Sr. Sub. Nts., Series B,
2/1/08                                    50,000        50,750
---------------------------------------------------------------
Fox/Liberty Networks LLC, 8.875%
Sr. Nts., 8/15/07                         25,000        25,625
---------------------------------------------------------------
Interepublic National Radio Sales
Corp., 10% Sr. Unsec. Sub. Nts.,
7/1/08(1)                                 75,000        77,625
---------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10%
Sr. Sub. Nts., 9/30/05                    75,000        79,875
---------------------------------------------------------------
Spanish Broadcasting Systems, Inc.,
11% Sr. Nts., 3/15/04                     50,000        53,250
                                                   ------------
                                                       287,125
---------------------------------------------------------------
MEDIA/ENTERTAINMENT-CABLE/WIRELESS
VIDEO - 1.2%
Adelphia Communications Corp.,
10.50% Sr. Unsec. Nts., Series B,
7/15/04                                   50,000        56,250
---------------------------------------------------------------
Century Communications Corp., Zero
Coupon Sr. Disc. Nts., Series B,
8.51%, 1/15/08(4)                         50,000        25,250
---------------------------------------------------------------
Comcast Corp., 9.125% Sr. Sub.
Debs., 10/15/06                           75,000        80,250
---------------------------------------------------------------
Diva Systems Corp., Units (each
unit consists of $1,000 principal
amount of 0%/12.625% sr. disc.
nts., 3/1/08 and three warrants to
purchase three shares of common
stock)(5)(6)(8)                          100,000        41,500
---------------------------------------------------------------
EchoStar Communications Corp.,
0%/12.875% Sr. Disc. Nts.,
6/1/04(8)                                 25,000        25,750
---------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285%
Sr. Disc. Debs., Series B,
4/15/10(8)                               150,000       103,500
---------------------------------------------------------------
James Cable Partners LP, 10.75% Sr.
Nts., Series B, 8/15/04                   50,000        52,250
---------------------------------------------------------------
Marcus Cable Operating Co.
LP/Marcus Cable Capital Corp.,
0%/13.50% Gtd. Sr. Sub. Disc. Nts.,
Series II, 8/1/04(8)                      50,000        50,625
---------------------------------------------------------------
TCI Satellite Entertainment, Inc.,
10.875% Sr. Sub. Nts., 2/15/07            50,000        16,750
---------------------------------------------------------------
United International Holdings,
Inc., 0%/10.75% Sr. Disc. Nts.,
Series B, 2/15/08(8)                     100,000        54,500
                                                   ------------
                                                       506,625
---------------------------------------------------------------
MEDIA/ENTERTAINMENT-DIVERSIFIED
MEDIA - 0.4%
Big Flower Press Holdings, Inc.,
8.625% Sr. Sub. Nts., 12/1/08(5)          50,000        50,750
---------------------------------------------------------------
Hollinger International Publishing,
Inc., 9.25% Gtd. Sr. Sub. Nts.,
3/15/07                                   50,000        53,000
---------------------------------------------------------------
MDC Communications Corp., 10.50%
Sr. Sub. Nts., 12/1/06                    50,000        51,250
                                                   ------------
                                                       155,000
---------------------------------------------------------------
MEDIA/ENTERTAINMENT-TELECOMMUNICATIONS
-3.3%
Advanstar Communications, Inc.,
9.25% Sr. Sub. Nts., 5/1/08              100,000       101,000
---------------------------------------------------------------
AT&T Capital Corp., 6.25%
Medium-Term Nts., Series F, 5/15/01      225,000       222,137
---------------------------------------------------------------
Coaxial Communications, Inc., 10%
Sr. Unsec. Nts., 8/15/06(1)               50,000        51,875
---------------------------------------------------------------
Comcast UK Cable Partner Ltd.,
0%/11.20% Sr. Disc. Debs.,
11/15/07(8)                               75,000        63,750
---------------------------------------------------------------
Diamond Cable Communications plc,
0%/10.75% Sr. Disc. Nts.,
2/15/07(8)                                50,000        35,500
---------------------------------------------------------------
e.spire Communications, Inc.,
0%/13% Sr. Disc. Nts., 11/1/05(8)         50,000        37,750
---------------------------------------------------------------
Exodus Communications, Inc., 11.25%
Sr. Nts., 7/1/08                          50,000        50,250
---------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts.,
5/1/05                                    50,000        41,250
---------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr.
Disc. Nts., 12/15/05(8)                   50,000        36,125
---------------------------------------------------------------
Hermes Europe Railtel BV, 10.375%
Sr. Nts., 1/15/09(5)(9)                   50,000        50,750

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT        NOTE 1
---------------------------------------------------------------
MEDIA/ENTERTAINMENT-TELECOMMUNICATIONS
(CONTINUED)

ICG Holdings, Inc., 0%/11.625% Sr.
Disc. Nts., 3/15/07(8)               $    75,000   $    48,750
---------------------------------------------------------------
International CableTel, Inc.,
0%/11.50% Sr. Deferred Coupon Nts.,
Series B, 2/1/06(8)                      100,000        82,500
---------------------------------------------------------------
IXC Communications, Inc., 9% Sr.
Sub. Nts., 4/15/08                        50,000        50,375
---------------------------------------------------------------
Level 3 Communications, Inc.,
9.125% Sr. Unsec. Nts., 5/1/08            50,000        49,625
---------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Nts.,
11/1/08(5)                                50,000        52,625
---------------------------------------------------------------
Qwest Communications International,
Inc., 0%/9.47% Sr. Disc. Nts.,
10/15/07(8)                               50,000        38,875
---------------------------------------------------------------
RSL Communications plc, 9.125% Sr.
Unsec. Nts., 3/1/08                       50,000        46,250
---------------------------------------------------------------
Talton Holdings, Inc., 11% Gtd. Sr.
Unsec. Bonds, Series B, 6/30/07           50,000        47,750
---------------------------------------------------------------
TeleWest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(8)        50,000        42,000
9.625% Sr. Debs., 10/1/06                 50,000        51,750
---------------------------------------------------------------
US West Capital Funding, Inc.,
6.125% Nts., 7/15/02                     225,000       230,277
                                                   ------------
                                                     1,431,164
---------------------------------------------------------------
MEDIA/ENTERTAINMENT-WIRELESS
COMMUNICATIONS - 1.1%
Comcast Cellular Communications,
Inc., 9.50% Sr. Nts., 5/1/07              50,000        53,250
---------------------------------------------------------------
Iridium LLC/Iridium Capital Corp.,
11.25% Sr. Nts., Series C/EN,
7/15/05                                   50,000        43,250
---------------------------------------------------------------
Microcell Telecommunications, Inc.,
0%/14% Sr. Disc. Nts., Series B,
6/1/06(8)                                 50,000        37,375
---------------------------------------------------------------
Nextel Communications, Inc.,
0%/9.75% Sr. Disc. Nts., 8/15/04(8)       50,000        48,750
---------------------------------------------------------------
Optel, Inc., 11.50% Sr. Unsec.
Nts., 7/1/08                              75,000        73,500
---------------------------------------------------------------
Price Communications Cellular
Holdings, Inc., 11.25% Sr. Nts.,
8/15/08(7)                                50,000        47,500
---------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr.
Sub. Nts., Series B, 5/15/08              50,000        50,375
---------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum
Finance Corp., 11% Sr. Nts.,
8/15/06                                   50,000        58,000
---------------------------------------------------------------
Western Wireless Corp., 10.50% Sr.
Sub. Nts., 2/1/07                         50,000        53,250
---------------------------------------------------------------
Winstar Communications, Inc.,
0%/14% Sr. Disc. Nts., 10/15/05(8)        50,000        35,750
                                                   ------------
                                                       501,000
---------------------------------------------------------------
METALS/MINERALS - 0.6%
Alcan Aluminum Ltd., 9.625% Debs.,
7/15/19                                  175,000       187,044
---------------------------------------------------------------
Algoma Steel, Inc., 12.375% First
Mtg. Nts., 7/15/05                        50,000        38,250
---------------------------------------------------------------
Gulf States Steel, Inc. (Alabama),
13.50% First Mtg. Nts., Series B,
4/15/03                                   50,000        16,000
---------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts.,
Series B, 12/1/04                         25,000        24,938
                                                   ------------
                                                       266,232
---------------------------------------------------------------
RETAIL - 1.0%
Federated Department Stores, Inc.,
6.125% Cv. Sub. Nts., 9/1/01(3)          225,000       227,634
---------------------------------------------------------------
K Mart Corp., 7.75% Debs., 10/1/12        50,000        51,517
---------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub.
Nts., 10/15/07                            50,000        52,625
---------------------------------------------------------------
Price/Costco Cos., Inc., 7.125% Sr.
Nts., 6/15/05                            100,000       107,651
                                                   ------------
                                                       439,427
---------------------------------------------------------------
SERVICE - 3.2%
Advance Holding Corp., 0%/12.875%
Sr. Disc. Nts., 4/15/09(8)               100,000        58,500
---------------------------------------------------------------
Advance Stores Co., Inc., 10.25%
Sr. Unsec. Sub. Nts., Series B,
4/15/08                                   50,000        50,750

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT        NOTE 1
---------------------------------------------------------------
SERVICE (CONTINUED)

Applied Extrusion Technologies,
Inc., 11.50% Sr. Nts., Series B,
4/1/02(1)                            $    50,000   $    52,375
---------------------------------------------------------------
Employee Solutions, Inc., 10% Sr.
Unsec. Nts., Series B, 10/15/04(1)        50,000        37,750
---------------------------------------------------------------
Fisher Scientific International,
Inc., 9% Sr. Sub. Nts., 2/1/08(5)         50,000        50,250
---------------------------------------------------------------
Grove Holdings LLC/Grove Holdings
Capital, Inc., 0%/11.625% Sr.
Unsec. Disc. Debs., 5/1/09(8)            100,000        42,500
---------------------------------------------------------------
Jordan Telecommunication Products,
Inc., 9.875% Sr. Nts., Series B,
8/1/07                                    50,000        49,750
---------------------------------------------------------------
KSL Recreation Group, Inc., 10.25%
Sr. Sub. Nts., 5/1/07(1)                  50,000        50,000
---------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr.
Sub. Nts., 9/15/07                        50,000        52,750
---------------------------------------------------------------
Maxim Group, Inc. (The), 9.25% Sr.
Sub. Nts., Series B, 10/15/07(1)          50,000        49,750
---------------------------------------------------------------
Mrs. Fields Holding Co., Units
(each unit consists of $1,000
principal amount of 0%/14% sr. sec.
disc. nts., 12/1/05 and warrants to
purchase shares of common
stock)(1)(6)(8)                          100,000        57,500
---------------------------------------------------------------
Ocean Energy, Inc., 8.375% Sr.
Unsec. Sub. Nts., Series B, 7/1/08        75,000        70,125
---------------------------------------------------------------
Production Resource Group, LLC/PRG
Finance Corp., 11.50% Sr. Unsec.
Sub. Nts., 1/15/08(1)                     50,000        49,250
---------------------------------------------------------------
Scotia Pacific Co. LLC, 6.55% Nts.,
1/20/07(5)                               225,000       217,617
---------------------------------------------------------------
Simonds Industries, Inc., 10.25%
Sr. Sub. Nts., 7/1/08(1)                  75,000        76,875
---------------------------------------------------------------
Sun Co., Inc., 7.95% Debs.,
12/15/01                                  75,000        79,153
---------------------------------------------------------------
Thermadyne Holdings Corp.,
0%/12.50% Sr. Disc. Debs.,
6/1/08(1)(8)                             100,000        48,000
---------------------------------------------------------------
Tyco International Group SA, 6.125%
Unsec. Nts., 6/15/01                     250,000       252,662
---------------------------------------------------------------
USI American Holdings, Inc., 7.25%
Sr. Nts., Series B, 12/1/06               70,000        69,364
                                                   ------------
                                                     1,414,921
---------------------------------------------------------------
TRANSPORTATION - 1.5%
Cambridge Industries, Inc., 10.25%
Sr. Sub. Nts., Series B, 7/15/07          50,000        43,250
---------------------------------------------------------------
Canadian Airlines Corp., 12.25% Sr.
Nts., 8/1/06                              50,000        34,250
---------------------------------------------------------------
CSX Corp., 7.05% Debs., 5/1/02            85,000        88,813
---------------------------------------------------------------
Federal-Mogul Corp., 7.50% Nts.,
7/1/04                                   150,000       151,949
---------------------------------------------------------------
Golden Ocean Group Ltd., 10% Sr.
Unsec. Nts., 8/31/01                      50,000        15,000
---------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts.,
5/15/07                                   75,000        82,769
---------------------------------------------------------------
Oxford Automotive, Inc., 10.125%
Sr. Unsec. Sub. Nts., 6/15/07             50,000        52,000
---------------------------------------------------------------
Trans World Airlines, Inc., 11.375%
Unsec. Nts., 3/1/06                       50,000        31,750
---------------------------------------------------------------
Union Pacific Corp., 7% Nts.,
6/15/00                                  145,000       147,787
                                                   ------------
                                                       647,568
---------------------------------------------------------------
UTILITY - 2.2%
AES Corp., 8.50% Sr. Sub. Nts.,
11/1/07                                   50,000        50,875
---------------------------------------------------------------
Niagara Mohawk Power Corp., 7.125%
Sr. Unsec. Nts., Series C, 7/1/01        225,000       229,621
---------------------------------------------------------------
Northern Illinois Gas Co., 6.45%
First Mtg. Bonds, 8/1/01                 240,000       243,752
---------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07                                   50,000        47,000
---------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50%
Bonds, 4/1/17                            100,000       106,743

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT        NOTE 1
---------------------------------------------------------------
UTILITY (CONTINUED)

Williams Cos., Inc., 6.20% Nts.,
8/1/02                               $   275,000   $   275,905
                                                   ------------
                                                       953,896
                                                   ------------
Total Corporate Bonds and Notes
(Cost $14,804,606)                                  14,610,379

                                     SHARES
---------------------------------------------------------------
PREFERRED STOCKS - 0.3%
---------------------------------------------------------------
Case Corp., $4.50 Cum. Cv., Series
A, Non-Vtg.                                1,100        63,250
---------------------------------------------------------------
PRIMEDIA, Inc., 10% Preferred
Stock, Series D(1)                           500        52,250
---------------------------------------------------------------
TCR Holding Corp.:
Series B(10)                                  44             3
Series C(10)                                  24             1
Series D(10)                                  64             4
Series E(10)                                 132             8
                                                   ------------
Total Preferred Stocks (Cost
$155,341)                                              115,516
---------------------------------------------------------------
COMMON STOCKS - 19.9%
---------------------------------------------------------------
AEROSPACE/DEFENSE - 1.1%
General Dynamics Corp.                     6,500       381,062
---------------------------------------------------------------
Lockheed Martin Corp.                      1,000        84,750
                                                   ------------
                                                       465,812
---------------------------------------------------------------
CHEMICALS - 0.6%
Dexter Corp.                               3,900       122,606
---------------------------------------------------------------
Ethyl Corp.                               12,200        70,912
---------------------------------------------------------------
IMC Global, Inc.                           2,834        60,577
                                                   ------------
                                                       254,095
---------------------------------------------------------------
CONSUMER NON-DURABLES - 0.6%
Eastman Kodak Co.                          3,700       266,400
---------------------------------------------------------------
ENERGY - 2.1%
Amoco Corp.                                2,600       156,975
---------------------------------------------------------------
Atlantic Richfield Co.                     2,500       163,125
---------------------------------------------------------------
Chevron Corp.                              2,500       207,344
---------------------------------------------------------------
Exxon Corp.                                4,200       307,125
---------------------------------------------------------------
Occidental Petroleum Corp.                 4,700        79,312
                                                   ------------
                                                       913,881
---------------------------------------------------------------
FINANCIAL - 4.5%
American General Corp.                     3,000       234,000
---------------------------------------------------------------
Bank One Corp.                             3,700       188,931
---------------------------------------------------------------
BankBoston Corp.                           3,600       140,175
---------------------------------------------------------------
Camden Property Trust                      4,800       124,800
---------------------------------------------------------------
Citigroup, Inc.                            3,700       183,150
---------------------------------------------------------------
Cornerstone Properties, Inc.               8,400       131,250

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
FINANCIAL (CONTINUED)

First Union Corp.                          2,900   $   176,356
---------------------------------------------------------------
Healthcare Realty Trust, Inc.              4,684       104,512
---------------------------------------------------------------
HRPT Properties Trust                      6,400        90,000
---------------------------------------------------------------
HSB Group, Inc.                            3,750       153,984
---------------------------------------------------------------
Jefferson-Pilot Corp.                      1,500       112,500
---------------------------------------------------------------
Meditrust Corp., Paired Stock              3,724        56,325
---------------------------------------------------------------
Tower Realty Trust, Inc.                   5,000       100,625
---------------------------------------------------------------
Transamerica Corp.                         1,600       184,800
                                                   ------------
                                                     1,981,408
---------------------------------------------------------------
FOOD & DRUG - 0.2%
Piccadilly Cafeterias, Inc.                7,000        73,500
---------------------------------------------------------------
FOOD/TOBACCO - 0.6%
Anheuser-Busch Cos., Inc.                  1,400        91,875
---------------------------------------------------------------
General Mills, Inc.                        2,300       178,825
                                                   ------------
                                                       270,700
---------------------------------------------------------------
FOREST PRODUCTS/CONTAINERS - 0.1%
Unisource Worldwide, Inc.                  6,800        49,300
---------------------------------------------------------------
HEALTHCARE - 0.8%
Bard (C.R.), Inc.                          7,300       361,350
---------------------------------------------------------------
HOUSING - 0.1%
Fleetwood Enterprises, Inc.                1,000        34,750
---------------------------------------------------------------
MANUFACTURING - 0.9%
New England Business Service, Inc.         4,700       183,888
---------------------------------------------------------------
PACCAR, Inc.                               3,800       156,275
---------------------------------------------------------------
ROHN Industries, Inc.(10)                 12,000        41,250
                                                   ------------
                                                       381,413
---------------------------------------------------------------
MEDIA/ENTERTAINMENT-TELECOMMUNICATIONS
-1.3%
ALLTELL Corp.                              4,000       239,250
---------------------------------------------------------------
AT&T Corp.                                 4,200       316,050
                                                   ------------
                                                       555,300
---------------------------------------------------------------
METALS/MINERALS - 0.2%
Carpenter Technology Corp.                 3,100       105,206
---------------------------------------------------------------
RETAIL - 0.3%
Brown Group, Inc.                          6,400       112,400
---------------------------------------------------------------
TRANSPORTATION - 0.7%
GATX Corp.                                 8,200       310,575
---------------------------------------------------------------
UTILITY - 5.8%
Bell Atlantic Corp.                        5,832       331,331
---------------------------------------------------------------
Duke Energy Corp.                          5,186       332,228
---------------------------------------------------------------
El Paso Energy Corp.                      10,000       348,125
---------------------------------------------------------------
FPL Group, Inc.                            3,500       215,688

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
UTILITY (CONTINUED)

Houston Industries, Inc.                   3,400   $   109,225
---------------------------------------------------------------
Kansas City Power & Light Co.              5,000       148,125
---------------------------------------------------------------
MCN Energy Group, Inc.                     3,800        72,438
---------------------------------------------------------------
Montana Power Co.                          3,400       192,313
---------------------------------------------------------------
National Fuel Gas Co.                      3,700       167,194
---------------------------------------------------------------
Questar Corp.                              7,000       135,625
---------------------------------------------------------------
U S West, Inc.                             5,600       361,900
---------------------------------------------------------------
Western Resources, Inc.                    3,900       129,675
                                                   ------------
                                                     2,543,867
                                                   ------------
Total Common Stocks (Cost
$7,537,675)                                          8,679,957

                                     UNITS
---------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -
0.0%
---------------------------------------------------------------
Microcell Telecommunications, Inc.
Wts., Exp. 6/06(1)                           200         3,625
---------------------------------------------------------------
Price Communications Corp. Wts.,
Exp. 8/07(1)                                 258        12,319
                                                   ------------
Total Rights, Warrants and
Certificates (Cost $2,825)                              15,944

                                     PRINCIPAL
                                     AMOUNT
---------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.8%
---------------------------------------------------------------
Repurchase agreement with
PaineWebber, Inc., 4.85%, dated
12/31/98, to be repurchased at
$4,708,536 on 1/4/99,
collateralized by U.S. Treasury
Nts., 7.75%, 11/30/99, with a value
of $4,808,558 (Cost $4,706,000)      $ 4,706,000     4,706,000
---------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$41,777,473)                                98.9%   43,181,713
---------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES              1.1       497,368
                                     -----------   ------------
NET ASSETS                                 100.0%  $43,679,081
                                     -----------   ------------
                                     -----------   ------------

1. Identifies issues considered to be illiquid or restricted - See Note 5 of Notes to Financial Statements.

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

3. Represents the current interest rate for a variable rate security.

4. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,199,857 or 2.75% of the Fund's net assets as of December 31, 1998.

6. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

7. Interest or dividend is paid in kind.

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9. When-issued security to be delivered and settled after December 31, 1998.

10. Non-income producing security.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                                    MARKET VALUE
                                     SHARES         NOTE 1
----------------------------------------------------------------
COMMON STOCKS - 54.2%
----------------------------------------------------------------
BASIC MATERIALS - 0.6%
----------------------------------------------------------------
CHEMICALS - 0.4%
Dexter Corp.                                4,700   $   147,756
----------------------------------------------------------------
Ethyl Corp.                                14,400        83,700
----------------------------------------------------------------
Fuji Photo Film Co.                         2,000        74,172
----------------------------------------------------------------
IMC Global, Inc.                            2,834        60,577
                                                    ------------
                                                        366,205
----------------------------------------------------------------
METALS - 0.1%
Carpenter Technology Corp.                  3,600       122,175
----------------------------------------------------------------
PAPER - 0.1%
Unisource Worldwide, Inc.                   7,900        57,275
----------------------------------------------------------------
CAPITAL GOODS - 6.0%
----------------------------------------------------------------
AEROSPACE/DEFENSE - 1.0%
General Dynamics Corp.                     10,000       586,250
----------------------------------------------------------------
Kellstrom Industries, Inc.(1)               2,700        77,625
----------------------------------------------------------------
Lockheed Martin Corp.                       2,100       177,975
                                                    ------------
                                                        841,850
----------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.1%
Toshiba Corp.                              15,000        89,139
----------------------------------------------------------------
INDUSTRIAL SERVICES - 2.6%
Casella Waste Systems, Inc., Cl.
A(1)                                        2,700       100,237
----------------------------------------------------------------
Hays plc                                   20,000       170,774
----------------------------------------------------------------
International Network Services(1)           3,600       239,400
----------------------------------------------------------------
Kendle International, Inc.(1)               3,300        77,137
----------------------------------------------------------------
Knoll, Inc.(1)                                900        26,662
----------------------------------------------------------------
Manhattan Associates, Inc.(1)               2,600        70,850
----------------------------------------------------------------
Metamor Worldwide, Inc.(1)                  4,250       106,250
----------------------------------------------------------------
Metzler Group, Inc.(1)                      3,100       150,931
----------------------------------------------------------------
NCO Group, Inc.(1)                          2,300       103,500
----------------------------------------------------------------
New England Business Service, Inc.          5,300       207,362
----------------------------------------------------------------
Rental Service Corp.(1)                     3,700        58,044
----------------------------------------------------------------
SM&A Corp.(1)                               1,200        22,800
----------------------------------------------------------------
Tetra Tech, Inc.(1)                         9,947       269,191
----------------------------------------------------------------
Transaction Systems Architects,
Inc., Cl. A(1)                              5,800       290,000
----------------------------------------------------------------
United Rentals, Inc.(1)                     2,500        82,812
----------------------------------------------------------------
Viad Corp.                                  4,700       142,762
----------------------------------------------------------------
Whittman-Hart, Inc.(1)                      4,400       121,550
                                                    ------------
                                                      2,240,262

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
----------------------------------------------------------------
MANUFACTURING - 2.3%
BBA Group plc                              21,000   $   130,393
----------------------------------------------------------------
Brambles Industries Ltd.                    5,000       121,835
----------------------------------------------------------------
Herman Miller, Inc.                         2,100        56,437
----------------------------------------------------------------
Ingersoll-Rand Co.                          3,600       168,975
----------------------------------------------------------------
Mannesmann AG                               1,950       225,672
----------------------------------------------------------------
Mettler-Toledo International,
Inc.(1)                                     3,500        98,219
----------------------------------------------------------------
PACCAR, Inc.                                6,600       271,425
----------------------------------------------------------------
ROHN Industries, Inc.(1)                   12,000        41,250
----------------------------------------------------------------
Smiths Industries plc                      11,000       153,564
----------------------------------------------------------------
Taiyo Yuden Co.                             8,000        94,517
----------------------------------------------------------------
Textron, Inc.                               4,300       326,531
----------------------------------------------------------------
United Technologies Corp.                   2,600       282,750
                                                    ------------
                                                      1,971,568
----------------------------------------------------------------
CONSUMER CYCLICALS - 5.9%
----------------------------------------------------------------
AUTOS & HOUSING - 2.1%
Bridgestone Corp.                           5,000       113,245
----------------------------------------------------------------
Cie de Saint Gobain                         1,000       141,246
----------------------------------------------------------------
Federal-Mogul Corp.                         4,800       285,600
----------------------------------------------------------------
Fleetwood Enterprises, Inc.                 2,500        86,875
----------------------------------------------------------------
Kaufman & Broad Home Corp.                  1,300        37,375
----------------------------------------------------------------
Kroll-O'Gara Co. (The)(1)                   4,200       165,637
----------------------------------------------------------------
Maytag Corp.                                4,400       273,900
----------------------------------------------------------------
Overseas Union Enterprise Ltd.             35,000        69,578
----------------------------------------------------------------
Owens Corning                               3,100       109,856
----------------------------------------------------------------
Sonic Automotive, Inc.(1)                   2,400        82,650
----------------------------------------------------------------
Suzuki Motor Corp.                          4,000        47,329
----------------------------------------------------------------
USG Corp.                                   2,600       132,437
----------------------------------------------------------------
Valeo SA                                    2,500       197,100
----------------------------------------------------------------
Whirlpool Corp.                               900        49,837
                                                    ------------
                                                      1,792,665
----------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.5%
CDL Hotels International Ltd.             270,000        69,356
----------------------------------------------------------------
Coach USA, Inc.(1)                          3,500       121,406
----------------------------------------------------------------
Hasbro, Inc.                                1,300        46,962
----------------------------------------------------------------
Nintendo Co. Ltd.                           1,000        96,689
----------------------------------------------------------------
Pegasus Systems, Inc.(1)                    2,800       100,800
                                                    ------------
                                                        435,213
----------------------------------------------------------------
MEDIA - 0.5%
Benpres Holdings Corp.(1)                 120,000        19,435
----------------------------------------------------------------
Citadel Communications Corp.(1)             2,800        72,450

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
----------------------------------------------------------------
MEDIA (CONTINUED)

VNU-Verenigde Nederlandse
Uitgeverbedrijven Verenigd Bezit            5,000   $   188,632
----------------------------------------------------------------
Wolters Kluwer NV                             750       160,577
                                                    ------------
                                                        441,094
----------------------------------------------------------------
RETAIL: GENERAL - 0.7%
Circle K Japan Co. Ltd.                     1,300        57,051
----------------------------------------------------------------
Dayton Hudson Corp.                         2,500       135,625
----------------------------------------------------------------
Federated Department Stores,
Inc.(1)                                     1,000        43,562
----------------------------------------------------------------
Fruit of the Loom, Inc., Cl. A(1)           1,100        15,194
----------------------------------------------------------------
Gucci Group NV                              1,200        58,350
----------------------------------------------------------------
Ito-Yokado Co. Ltd.                         2,000       139,514
----------------------------------------------------------------
K Mart Corp.(1)                             3,000        45,937
----------------------------------------------------------------
Nordstrom, Inc.                             1,600        55,500
----------------------------------------------------------------
Shaw Industries, Inc.                       2,200        53,350
                                                    ------------
                                                        604,083
----------------------------------------------------------------
RETAIL: SPECIALTY - 2.1%
Ann Taylor Stores Corp.(1)                  3,400       134,087
----------------------------------------------------------------
Boots Co. plc                               9,000       152,428
----------------------------------------------------------------
Brown Group, Inc.                           7,900       138,744
----------------------------------------------------------------
Children's Place Retail Stores,
Inc.(1)                                     2,500        62,812
----------------------------------------------------------------
Guitar Center, Inc.(1)                      4,200       103,425
----------------------------------------------------------------
Hennes & Mauritz AB, B Shares               3,000       245,018
----------------------------------------------------------------
Insight Enterprises, Inc.(1)                5,875       298,891
----------------------------------------------------------------
Kingfisher plc                             14,000       140,433
----------------------------------------------------------------
Koninklijke Ahold NV                        6,000       221,883
----------------------------------------------------------------
Payless ShoeSource, Inc.(1)                 1,100        52,112
----------------------------------------------------------------
Restoration Hardware, Inc.(1)               5,200       139,750
----------------------------------------------------------------
School Specialty, Inc.(1)                   4,100        87,637
                                                    ------------
                                                      1,777,220
----------------------------------------------------------------
CONSUMER STAPLES - 5.7%
----------------------------------------------------------------
BEVERAGES - 0.5%
Anheuser-Busch Cos., Inc.                   4,900       321,562
----------------------------------------------------------------
Scottish & Newcastle plc                   12,000       135,591
                                                    ------------
                                                        457,153
----------------------------------------------------------------
CONSUMER SERVICES - 0.6%
Alternative Living Services,
Inc.(1)                                     6,100       208,925
----------------------------------------------------------------
Hanover Compressor Co.(1)                   3,000        77,062
----------------------------------------------------------------
Hertz Corp., Cl. A                          1,500        68,437
----------------------------------------------------------------
Lamar Advertising Co., Cl. A(1)             4,600       171,350
                                                    ------------
                                                        525,774

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
----------------------------------------------------------------
ENTERTAINMENT - 0.4%
CKE Restaurants, Inc.                       5,060   $   148,954
----------------------------------------------------------------
Piccadilly Cafeterias, Inc.                 8,000        84,000
----------------------------------------------------------------
Shaw Brothers (Hong Kong) Ltd.            280,000       121,079
                                                    ------------
                                                        354,033
----------------------------------------------------------------
FOOD - 1.8%
General Mills, Inc.                         4,900       380,975
----------------------------------------------------------------
Groupe Danone                                 800       229,144
----------------------------------------------------------------
IBP, Inc.                                   7,200       209,700
----------------------------------------------------------------
Jeronimo Martins & Filho SA                 2,375       129,930
----------------------------------------------------------------
Kerry Group plc, Cl. A                      9,000       122,783
----------------------------------------------------------------
Koninklijke Numico NV                       3,100       147,842
----------------------------------------------------------------
Nestle SA                                      85       184,971
----------------------------------------------------------------
Suiza Foods Corp.(1)                        2,000       101,875
                                                    ------------
                                                      1,507,220
----------------------------------------------------------------
FOOD & DRUG RETAILERS - 1.3%
Albertson's, Inc.                           3,100       197,431
----------------------------------------------------------------
Colruyt SA                                    200       167,672
----------------------------------------------------------------
Kroger Co.(1)                               3,100       187,550
----------------------------------------------------------------
Safeway, Inc.(1)                            3,300       201,094
----------------------------------------------------------------
United Natural Foods, Inc.(1)               4,700       113,387
----------------------------------------------------------------
Whole Foods Market, Inc.(1)                 2,200       106,425
----------------------------------------------------------------
William Morrison Supermarkets plc          33,000       151,558
                                                    ------------
                                                      1,125,117
----------------------------------------------------------------
HOUSEHOLD GOODS - 1.1%
Blyth Industries, Inc.(1)                   3,600       112,500
----------------------------------------------------------------
Dial Corp. (The)                            5,500       158,812
----------------------------------------------------------------
Fort James Corp.                            4,350       174,000
----------------------------------------------------------------
L'OREAL                                       300       216,971
----------------------------------------------------------------
Premark International, Inc.                 5,500       190,437
----------------------------------------------------------------
Reckitt & Colman plc                        8,000       105,581
                                                    ------------
                                                        958,301
----------------------------------------------------------------
ENERGY - 1.7%
----------------------------------------------------------------
OIL-DOMESTIC - 1.5%
Amoco Corp.                                 3,000       181,125
----------------------------------------------------------------
Atlantic Richfield Co.                      2,800       182,700
----------------------------------------------------------------
Chevron Corp.                               2,800       232,225
----------------------------------------------------------------
Exxon Corp.                                 6,200       453,375
----------------------------------------------------------------
Occidental Petroleum Corp.                  5,400        91,125
----------------------------------------------------------------
Total SA, B Shares                          1,200       121,590
                                                    ------------
                                                      1,262,140

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
----------------------------------------------------------------
OIL-INTERNATIONAL - 0.2%
Shell Transport & Trading Co. plc          26,000   $   158,638
----------------------------------------------------------------
FINANCIAL - 8.2%
----------------------------------------------------------------
BANKS - 2.4%
Banco Popular Espanol SA                    1,900       143,481
----------------------------------------------------------------
Banco Santander SA                             96         1,911
----------------------------------------------------------------
Bank One Corp.                              8,300       423,819
----------------------------------------------------------------
BankBoston Corp.                            7,900       307,606
----------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank             1,750       138,485
----------------------------------------------------------------
Credito Italiano SpA                       30,000       178,211
----------------------------------------------------------------
First Union Corp.                           7,700       468,256
----------------------------------------------------------------
Lloyds TSB Group plc                       14,000       198,463
----------------------------------------------------------------
Nordbanken Holding AB                      25,000       160,384
                                                    ------------
                                                      2,020,616
----------------------------------------------------------------
DIVERSIFIED FINANCIAL - 1.6%
Cattles plc                                15,000       157,303
----------------------------------------------------------------
Citigroup, Inc.                             8,800       435,600
----------------------------------------------------------------
Fannie Mae                                  2,600       192,400
----------------------------------------------------------------
HealthCare Financial Partners,
Inc.(1)                                     3,900       142,350
----------------------------------------------------------------
ING Groep NV                                2,500       152,531
----------------------------------------------------------------
Lend Lease Corp. Ltd.                       7,000        94,403
----------------------------------------------------------------
Northern Rock plc                          16,000       152,271
----------------------------------------------------------------
Perlis Plantations Berhad(2)               17,500        14,368
----------------------------------------------------------------
Promise Co. Ltd.                            1,400        72,689
                                                    ------------
                                                      1,413,915
----------------------------------------------------------------
INSURANCE - 3.2%
AEGON NV                                    1,600       196,604
----------------------------------------------------------------
Allstate Corp.                              1,900        73,387
----------------------------------------------------------------
American General Corp.                      5,100       397,800
----------------------------------------------------------------
American International Group, Inc.          2,200       212,575
----------------------------------------------------------------
Assicurazioni Generali SpA                  4,000       167,385
----------------------------------------------------------------
AXA SA                                      1,300       188,507
----------------------------------------------------------------
Cigna Corp.                                 2,700       208,744
----------------------------------------------------------------
Conseco, Inc.                               3,800       116,138
----------------------------------------------------------------
Equitable Cos., Inc.                          300        17,363
----------------------------------------------------------------
Hartford Financial Services Group,
Inc.                                        1,600        87,800
----------------------------------------------------------------
HSB Group, Inc.                             3,750       153,984
----------------------------------------------------------------
Irish Life plc                             15,000       141,346
----------------------------------------------------------------
Jefferson-Pilot Corp.                       3,400       255,000
----------------------------------------------------------------
Pre-Paid Legal Services, Inc.(1)            5,800       191,400
----------------------------------------------------------------
Transamerica Corp.                          2,700       311,850

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
----------------------------------------------------------------
INSURANCE (CONTINUED)

Travelers Property Casualty Corp.,
Cl. A                                       2,100   $    65,100
                                                    ------------
                                                      2,784,983
----------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -
0.8%
Camden Property Trust                       5,400       140,400
----------------------------------------------------------------
Cornerstone Properties, Inc.                9,500       148,438
----------------------------------------------------------------
Healthcare Realty Trust, Inc.               5,366       119,729
----------------------------------------------------------------
HRPT Properties Trust                       7,300       102,656
----------------------------------------------------------------
Meditrust Corp., Paired Stock               4,325        65,416
----------------------------------------------------------------
Tower Realty Trust, Inc.                    5,700       114,713
                                                    ------------
                                                        691,352
----------------------------------------------------------------
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.                 1,900       174,206
----------------------------------------------------------------
HEALTHCARE - 4.9%
----------------------------------------------------------------
HEALTHCARE/DRUGS - 2.6%
Amgen, Inc.(1)                              2,700       282,319
----------------------------------------------------------------
Fresenius AG, Preference                      800       168,115
----------------------------------------------------------------
Gedeon Richter Ltd., GDR(3)                 2,200        94,050
----------------------------------------------------------------
Genzyme Corp. (General Division)(1)         6,900       343,275
----------------------------------------------------------------
Idexx Laboratories, Inc.(1)                 2,600        69,956
----------------------------------------------------------------
Jones Pharma, Inc.                          3,100       113,150
----------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl.
A(1)                                        3,500       208,688
----------------------------------------------------------------
Novartis AG                                   100       196,507
----------------------------------------------------------------
Novo-Nordisk AS, B Shares                   1,300       171,581
----------------------------------------------------------------
Sanofi SA                                   1,200       197,637
----------------------------------------------------------------
Schering AG                                 1,000       125,786
----------------------------------------------------------------
Takeda Chemical Industries Ltd.             3,000       115,232
----------------------------------------------------------------
Zeneca Group plc                            4,000       173,560
                                                    ------------
                                                      2,259,856
----------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES -
2.3%
Bard (C.R.), Inc.                          11,800       584,100
----------------------------------------------------------------
Luxottica Group SpA, Sponsored ADR         10,000       120,000
----------------------------------------------------------------
Olympus Optical Co. Ltd.                    9,000       103,232
----------------------------------------------------------------
Orthodontic Centers of America,
Inc.(1)                                     5,500       106,906
----------------------------------------------------------------
Pediatrix Medical Group, Inc.(1)            3,500       209,781
----------------------------------------------------------------
Pliva d.d., Sponsored GDR(3)                5,100        84,660
----------------------------------------------------------------
Province Healthcare Co.(1)                  3,900       139,913
----------------------------------------------------------------
Renal Care Group, Inc.(1)                   5,500       158,469
----------------------------------------------------------------
SmithKline Beecham plc                     15,000       208,908
----------------------------------------------------------------
Tenet Healthcare Corp.(1)                   2,890        75,863
----------------------------------------------------------------
Terumo Corp.                                2,000        46,976

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
----------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES
(CONTINUED)

Total Renal Care Holdings, Inc.(1)          1,700   $    50,256
----------------------------------------------------------------
WellPoint Health Networks, Inc.(1)            700        60,900
                                                    ------------
                                                      1,949,964
----------------------------------------------------------------
TECHNOLOGY - 11.2%
----------------------------------------------------------------
COMPUTER HARDWARE - 2.8%
3Com Corp.(1)                               4,900       219,581
----------------------------------------------------------------
Apex PC Solutions, Inc.(1)                  3,500       101,063
----------------------------------------------------------------
Apple Computer, Inc.(1)                     4,200       171,938
----------------------------------------------------------------
Compaq Computer Corp.                       8,800       369,050
----------------------------------------------------------------
Electronics for Imaging, Inc.(1)            2,700       108,506
----------------------------------------------------------------
International Business Machines
Corp.                                       3,300       609,675
----------------------------------------------------------------
Lexmark International Group, Inc.,
Cl. A(1)                                    2,200       221,100
----------------------------------------------------------------
Network Appliance, Inc.(1)                  7,400       333,000
----------------------------------------------------------------
Seagate Technology, Inc.(1)                 4,200       127,050
----------------------------------------------------------------
Storage Technology Corp. (New)(1)           2,600        92,463
----------------------------------------------------------------
VideoServer, Inc.(1)                        4,600        84,525
                                                    ------------
                                                      2,437,951
----------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 5.2%
Abacus Direct Corp.(1)                      2,600       118,300
----------------------------------------------------------------
Applied Micro Circuits Corp.(1)             4,000       135,875
----------------------------------------------------------------
Aware, Inc.(1)                              5,100       138,656
----------------------------------------------------------------
Best Software, Inc.(1)                      4,400       104,500
----------------------------------------------------------------
BindView Development Corp.(1)               4,800       132,000
----------------------------------------------------------------
BroadVision, Inc.(1)                        3,500       112,000
----------------------------------------------------------------
Concord Communications, Inc.(1)             2,100       119,175
----------------------------------------------------------------
Dendrite International, Inc.(1)             6,600       164,794
----------------------------------------------------------------
Diamond Technology Partners,
Inc.(1)                                     6,900       131,963
----------------------------------------------------------------
Documentum, Inc.(1)                         3,000       160,313
----------------------------------------------------------------
DSET Corp.(1)                               9,000        93,375
----------------------------------------------------------------
First Data Corp.                            2,600        82,388
----------------------------------------------------------------
Great Plains Software, Inc.(1)              2,700       130,275
----------------------------------------------------------------
IDX Systems Corp.(1)                        2,500       110,000
----------------------------------------------------------------
Legato Systems, Inc.(1)                     3,500       230,781
----------------------------------------------------------------
Macromedia, Inc.(1)                         4,700       158,331
----------------------------------------------------------------
Medical Manager Corp.(1)                    2,900        90,988
----------------------------------------------------------------
MedQuist, Inc.(1)                           1,900        75,050
----------------------------------------------------------------
Mercury Interactive Corp.(1)                3,300       208,725
----------------------------------------------------------------
Micromuse, Inc.(1)                          5,600       109,200
----------------------------------------------------------------
MicroStrategy, Inc.(1)                      4,000       126,000

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
----------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES
(CONTINUED)

Network Associates, Inc.(1)                 4,400   $   291,500
----------------------------------------------------------------
New Era of Networks, Inc.(1)                4,500       198,000
----------------------------------------------------------------
QuadraMed Corp.(1)                          5,200       106,600
----------------------------------------------------------------
Rational Software Corp.(1)                  3,900       103,350
----------------------------------------------------------------
SAP AG, Preference                            200        96,006
----------------------------------------------------------------
Sapient Corp.(1)                            2,900       162,400
----------------------------------------------------------------
Software AG Systems, Inc.(1)                4,300        77,938
----------------------------------------------------------------
SPR, Inc.(1)                                2,800        48,300
----------------------------------------------------------------
SS&C Technologies, Inc.(1)                  5,200        64,350
----------------------------------------------------------------
Tier Technologies, Inc., Cl. B(1)           5,100        87,975
----------------------------------------------------------------
TSI International Software Ltd.(1)          2,900       138,838
----------------------------------------------------------------
Veritas Software Corp.(1)                   2,937       176,036
----------------------------------------------------------------
Visio Corp.(1)                              2,400        87,750
----------------------------------------------------------------
Wind River Systems, Inc.(1)                 2,750       129,250
                                                    ------------
                                                      4,500,982
----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.3%
Excel Switching Corp.(1)                    4,300       163,400
----------------------------------------------------------------
Tekelec(1)                                  6,000        99,375
                                                    ------------
                                                        262,775
----------------------------------------------------------------
ELECTRONICS - 2.0%
Bowthorpe plc                              18,000       103,559
----------------------------------------------------------------
Electrocomponents plc                      20,000       133,635
----------------------------------------------------------------
Getronics NV                                4,000       198,224
----------------------------------------------------------------
Hoshiden Corp.                              9,000       156,715
----------------------------------------------------------------
RF Micro Devices, Inc.(1)                   3,600       166,950
----------------------------------------------------------------
Sony Corp.                                  1,400       101,740
----------------------------------------------------------------
TDK Corp.                                   1,000        91,214
----------------------------------------------------------------
Uniphase Corp.(1)                           3,000       208,125
----------------------------------------------------------------
Vitesse Semiconductor Corp.(1)              5,200       237,250
----------------------------------------------------------------
VTech Holdings Ltd.                        53,000       231,237
----------------------------------------------------------------
Waters Corp.(1)                             1,100        95,975
                                                    ------------
                                                      1,724,624
----------------------------------------------------------------
PHOTOGRAPHY - 0.9%
Eastman Kodak Co.                           5,700       410,400
----------------------------------------------------------------
Xerox Corp.                                 2,800       330,400
                                                    ------------
                                                        740,800
----------------------------------------------------------------
TELECOMMUNICATIONS - 5.2%
----------------------------------------------------------------
TELEPHONE UTILITIES - 2.6%
Bell Atlantic Corp.                        10,646       604,826
----------------------------------------------------------------
Cable & Wireless Communications
plc(1)                                     16,000       145,771

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
----------------------------------------------------------------
TELEPHONE UTILITIES (CONTINUED)

Century Telephone Enterprises, Inc.         1,200   $    81,000
----------------------------------------------------------------
Tele Danmark AS, B Shares                   2,000       269,941
----------------------------------------------------------------
Telecom Italia Mobile SpA                  27,500       203,470
----------------------------------------------------------------
Telefonica de Espana                        4,500       200,400
----------------------------------------------------------------
U S West, Inc.                             10,600       685,025
                                                    ------------
                                                      2,190,433
----------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY -
2.6%
ALLTELL Corp.                               7,100       424,669
----------------------------------------------------------------
AT&T Corp.                                 10,000       752,500
----------------------------------------------------------------
Ericsson LM, B Shares                       6,000       142,865
----------------------------------------------------------------
Matsushita Communication Industrial
Co.                                         2,000        94,128
----------------------------------------------------------------
Nippon Telegraph & Telephone Corp.             12        92,397
----------------------------------------------------------------
Nokia Oyj, A Shares                         1,200       146,940
----------------------------------------------------------------
NTT Mobile Communications Network,
Inc.                                            3       123,179
----------------------------------------------------------------
Telecom Italia SpA                         23,000       196,677
----------------------------------------------------------------
Vodafone Group plc                         14,000       226,085
                                                    ------------
                                                      2,199,440
----------------------------------------------------------------
TRANSPORTATION - 1.0%
----------------------------------------------------------------
AIR TRANSPORTATION - 0.5%
AHL Services, Inc.(1)                       4,000       125,000
----------------------------------------------------------------
AMR Corp.(1)                                1,100        65,313
----------------------------------------------------------------
BAA plc                                    14,000       162,020
----------------------------------------------------------------
Delta Air Lines, Inc.                       1,000        52,000
                                                    ------------
                                                        404,333
----------------------------------------------------------------
RAILROADS & TRUCKERS - 0.5%
GATX Corp.                                  8,600       325,725
----------------------------------------------------------------
MotivePower Industries, Inc.(1)             3,000        96,563
                                                    ------------
                                                        422,288
----------------------------------------------------------------
UTILITIES - 3.8%
----------------------------------------------------------------
ELECTRIC UTILITIES - 2.6%
CalEnergy, Inc.(1)                          2,100        72,844
----------------------------------------------------------------
Duke Energy Corp.                           5,117       327,808
----------------------------------------------------------------
Endesa SA                                   6,000       159,219
----------------------------------------------------------------
FPL Group, Inc.                             6,000       369,750
----------------------------------------------------------------
Houston Industries, Inc.                    8,000       257,000
----------------------------------------------------------------
Kansas City Power & Light Co.               5,600       165,900
----------------------------------------------------------------
Montana Power Co.                           7,500       424,219
----------------------------------------------------------------
United Utilities plc                       11,000       152,379
----------------------------------------------------------------
Vivendi (Ex-Generale des Eaux)                600       155,746

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
----------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)

Western Resources, Inc.                     4,400   $   146,300
                                                    ------------
                                                      2,231,165
----------------------------------------------------------------
GAS UTILITIES - 1.2%
Columbia Energy Group                       2,950       170,363
----------------------------------------------------------------
El Paso Energy Corp.                       10,100       351,606
----------------------------------------------------------------
MCN Energy Group, Inc.                      4,300        81,969
----------------------------------------------------------------
National Fuel Gas Co.                       4,400       198,825
----------------------------------------------------------------
Questar Corp.                               8,200       158,875
----------------------------------------------------------------
RWE AG, Preference                          2,500        90,812
                                                    ------------
                                                      1,052,450
                                                    ------------
Total Common Stocks (Cost
$36,277,133)                                         46,549,258
----------------------------------------------------------------
PREFERRED STOCKS - 0.2%
----------------------------------------------------------------
Case Corp., $4.50 Cum. Cv., Series
A, Non-Vtg.                                 1,100        63,250
----------------------------------------------------------------
PRIMEDIA, Inc., 10% Preferred
Stock, Series D(2)                          1,000       104,500
----------------------------------------------------------------
TCR Holding Corp.:
Series B(1)                                    88             5
Series C(1)                                    48             3
Series D(1)                                   127             7
Series E(1)                                   263            16
                                                    ------------
Total Preferred Stocks (Cost
$205,356)                                               167,781

                                     UNITS
----------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -
0.0%
----------------------------------------------------------------
Microcell Telecommunications, Inc.
Wts., Exp. 6/06(2)                            500         9,062
----------------------------------------------------------------
Price Communications Corp. Wts.,
Exp. 8/07(2)                                  516        24,639
----------------------------------------------------------------
Telefonica de Espana Rts., Exp.
1/99                                        4,500         4,002
                                                    ------------
Total Rights, Warrants and
Certificates (Cost $7,062)                               37,703

                                     PRINCIPAL
                                     AMOUNT
----------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.7%
----------------------------------------------------------------
Arcadia Automobile Receivables
Trust, Automobile
Receivables-Backed Nts., Series
1998-B, Cl. A3, 5.95%, 11/15/02      $    175,000       175,821
----------------------------------------------------------------
Dayton Hudson Credit Card Master
Trust, Asset-Backed Certificates,
Series 1997-1,
Cl. A, 6.25%, 8/25/05                     125,000       127,695
----------------------------------------------------------------
IROQUOIS Trust, Asset-Backed
Amortizing Nts., Series 1997-2, Cl.
A, 6.752%, 6/25/07(2)                     175,000       175,820
----------------------------------------------------------------
Olympic Automobile Receivables
Trust, Automobile
Receivables-Backed Nts.,
Series 1997-A, Cl. A-5, 6.80%,
2/15/05                                   150,000       152,250
                                                    ------------
Total Asset-Backed Securities (Cost
$624,514)                                               631,586

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL      MARKET VALUE
                                     AMOUNT         NOTE 1
----------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 2.6%
----------------------------------------------------------------
Countrywide Funding Corp., Mtg.
Pass-Through Certificates, Series
1994-10, Cl. A3, 6%, 5/25/09         $    350,000   $   347,700
----------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates, Series 1711, Cl. EA,
7%, 3/15/24                               200,000       204,562
----------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Multiclass Mtg. Participation
Certificates:
6%, 3/1/09                                157,298       158,308
Series 1843, Cl. VB, 7%, 4/15/03           50,000        51,062
Series 1849, Cl. VA, 6%, 12/15/10         110,791       111,761
----------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
Interest-Only Stripped Mtg.-Backed
Security, Series 1542, Cl. QC,
7.50%, 10/15/20(4)                        900,000       118,125
Series 1583, Cl. IC, 7.03%-30.30%,
1/15/20(4)                                867,613        85,135
Series 1661, Cl. PK, 6.61%-7.47%,
11/15/06(4)                               745,601        47,998
----------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                               126,745       127,146
6.50%, 4/1/26                             162,143       163,305
7%, 4/1/00                                 77,854        77,780
----------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 1993-190, Cl. Z, 5.85%,
7/25/08                                   142,928       142,660
----------------------------------------------------------------
GE Capital Mortgage Services, Inc.,
Gtd. Real Estate Mtg. Investment
Conduit
Pass-Through Certificates, Series
1994-7, Cl. A18, 6%, 2/25/09              248,607       237,497
----------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed
Home Equity Securities, Series
1998-3, Cl. A5, 6.36%, 8/20/22(5)         350,000       350,219
                                                    ------------
Total Mortgage-Backed Obligations
(Cost $2,219,223)                                     2,223,258
----------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 9.9%
----------------------------------------------------------------
Federal Farm Credit Bank,
Medium-Term Nts., 5.24%, 10/1/08          175,000       174,189
----------------------------------------------------------------
Federal Home Loan Bank, 5.57%,
8/17/00                                   350,000       353,118
----------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                               575,000       627,649
7.50%, 11/15/16                         1,310,000     1,629,312
----------------------------------------------------------------
STRIPS, 5.618%, 11/15/18(6)               750,000       249,925
----------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 2/15/06                           500,000       527,500
5.75%, 8/15/03                          1,100,000     1,148,469
6.125%, 8/15/07                           350,000       382,594
6.50%, 8/15/05                            945,000     1,038,615
6.75%, 6/30/99                            445,000       449,867
7.50%, 11/15/01                         1,775,000     1,908,125
                                                    ------------
Total U.S. Government Obligations
(Cost $8,123,278)                                     8,489,363

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL      MARKET VALUE
                                     AMOUNT         NOTE 1
----------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND
NOTES - 21.8%
----------------------------------------------------------------
BASIC MATERIALS - 1.2%
----------------------------------------------------------------
CHEMICALS - 0.6% Laroche Industries, Inc., 9.50% Sr.
Sub. Nts., Series B, 9/15/07         $    125,000   $   100,625
----------------------------------------------------------------
Morton International, Inc., 9.25%
Credit Sensitive Nts., 6/1/20              50,000        68,058
----------------------------------------------------------------
PPG Industries, Inc., 9% Debs.,
5/1/21                                     50,000        63,959
----------------------------------------------------------------
Rexene Corp. (New), 11.75% Sr.
Nts., 12/1/04(2)                          125,000       134,375
----------------------------------------------------------------
Sterling Chemicals Holdings, Inc.,
0%/13.50% Sr. Disc. Nts.,
8/15/08(7)                                125,000        52,500
----------------------------------------------------------------
Texas Petrochemicals Corp., 11.125%
Sr. Sub. Nts., Series B, 7/1/06           125,000       123,750
                                                    ------------
                                                        543,267
----------------------------------------------------------------
METALS - 0.3%
Alcan Aluminum Ltd., 9.625% Debs.,
7/15/19                                   100,000       106,882
----------------------------------------------------------------
Algoma Steel, Inc., 12.375% First
Mtg. Nts., 7/15/05                        100,000        76,500
----------------------------------------------------------------
Gulf States Steel, Inc. (Alabama),
13.50% First Mtg. Nts., Series B,
4/15/03                                   125,000        40,000
----------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts.,
Series B, 12/1/04                          75,000        74,812
                                                    ------------
                                                        298,194
----------------------------------------------------------------
PAPER - 0.3%
Malette, Inc., 12.25% Sr. Sec.
Nts., 7/15/04(2)                          125,000       135,625
----------------------------------------------------------------
Stone Container Corp., 9.875% Sr.
Nts., 2/1/01                              125,000       127,187
                                                    ------------
                                                        262,812
----------------------------------------------------------------
CAPITAL GOODS - 3.0%
----------------------------------------------------------------
INDUSTRIAL SERVICES - 2.0%
Advance Holding Corp., 0%/12.875%
Sr. Disc. Nts., 4/15/09(7)                100,000        58,500
----------------------------------------------------------------
Advance Stores Co., Inc., 10.25%
Sr. Unsec. Sub. Nts., Series B,
4/15/08                                   125,000       126,875
----------------------------------------------------------------
Applied Extrusion Technologies,
Inc., 11.50% Sr. Nts., Series B,
4/1/02(2)                                  75,000        78,562
----------------------------------------------------------------
Armco, Inc., 9% Sr. Unsec. Nts.,
9/15/07                                    50,000        50,500
----------------------------------------------------------------
Employee Solutions, Inc., 10% Sr.
Unsec. Nts., Series B, 10/15/04(2)        125,000        94,375
----------------------------------------------------------------
Fisher Scientific International,
Inc., 9% Sr. Sub. Nts., 2/1/08(3)         100,000       100,500
----------------------------------------------------------------
Jordan Telecommunication Products,
Inc., 9.875% Sr. Nts., Series B,
8/1/07                                     50,000        49,750
----------------------------------------------------------------
KSL Recreation Group, Inc., 10.25%
Sr. Sub. Nts., 5/1/07(2)                  100,000       100,000
----------------------------------------------------------------
Maxim Group, Inc. (The), 9.25% Sr.
Sub. Nts., Series B, 10/15/07(2)           50,000        49,750
----------------------------------------------------------------
Mrs. Fields Holding Co., Units
(each unit consists of $1,000
principal amount of 0%/14% sr. sec.
disc. nts., 12/1/05 and warrants to
purchase shares of common
stock)(2)(7)(8)                           150,000        86,250
----------------------------------------------------------------
Ocean Energy, Inc., 8.375% Sr.
Unsec. Sub. Nts., Series B, 7/1/08        125,000       116,875
----------------------------------------------------------------
Production Resource Group, LLC/PRG
Finance Corp., 11.50% Sr. Unsec.
Sub. Nts., 1/15/08(2)                      75,000        73,875
----------------------------------------------------------------
Scotia Pacific Co. LLC, 6.55% Nts.,
1/20/07(3)                                200,000       193,437
----------------------------------------------------------------
Simonds Industries, Inc., 10.25%
Sr. Sub. Nts., 7/1/08(2)                  125,000       128,125
----------------------------------------------------------------
Sun Co., Inc., 7.95% Debs.,
12/15/01                                  125,000       131,921
----------------------------------------------------------------
Thermadyne Holdings Corp.,
0%/12.50% Sr. Disc. Debs.,
6/1/08(2)(7)                               50,000        24,000

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL      MARKET VALUE
                                     AMOUNT         NOTE 1
----------------------------------------------------------------
INDUSTRIAL SERVICES (CONTINUED)

Tyco International Group SA, 6.125%
Unsec. Nts., 6/15/01                 $    175,000   $   176,864
----------------------------------------------------------------
USI American Holdings, Inc., 7.25%
Sr. Nts., Series B, 12/1/06               120,000       118,909
                                                    ------------
                                                      1,759,068
----------------------------------------------------------------
MANUFACTURING - 1.0%
Federal-Mogul Corp., 7.50% Nts.,
7/1/04                                    125,000       126,624
----------------------------------------------------------------
Jordan Industries, Inc., 10.375%
Sr. Nts., Series B, 8/1/07(2)             125,000       128,125
----------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr.
Nts., 10/1/05(2)                          125,000       128,125
----------------------------------------------------------------
Titan Wheel International, Inc.,
8.75% Sr. Sub. Nts., 4/1/07               100,000        98,500
----------------------------------------------------------------
U.S. Filter Corp., 6.375% Bonds,
5/15/01                                   175,000       173,839
----------------------------------------------------------------
U.S. Industries, Inc., 7.125% Sr.
Nts., 10/15/03(3)                         225,000       225,275
                                                    ------------
                                                        880,488
----------------------------------------------------------------
CONSUMER CYCLICALS - 6.5%
----------------------------------------------------------------
AUTOS & HOUSING - 0.7% Ainsworth Lumber, Inc., 12.50% Sr.
Nts., 7/15/07(9)                          125,000       125,000
----------------------------------------------------------------
American Standard Cos., Inc.,
10.875% Sr. Nts., 5/15/99                 100,000       100,500
----------------------------------------------------------------
Black & Decker Corp., 6.625% Nts.,
11/15/00                                   85,000        86,453
----------------------------------------------------------------
Cambridge Industries, Inc., 10.25%
Sr. Sub. Nts., Series B, 7/15/07          125,000       108,125
----------------------------------------------------------------
Oxford Automotive, Inc., 10.125%
Sr. Unsec. Sub. Nts., 6/15/07             125,000       130,000
                                                    ------------
                                                        550,078
----------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.6%
American Skiing Corp., 12% Sr. Sub.
Nts., Series B, 7/15/06(2)                100,000       104,500
----------------------------------------------------------------
Ameristar Casinos, Inc., 10.50% Sr.
Sub. Nts., Series B, 8/1/04                50,000        45,750
----------------------------------------------------------------
Bally Total Fitness Holding Corp.,
9.875% Sr. Sub. Nts., Series B,
10/15/07                                  125,000       123,125
----------------------------------------------------------------
Casino America, Inc., 12.50% Sr.
Nts., 8/1/03                              125,000       139,062
----------------------------------------------------------------
Casino Magic of Louisiana Corp.,
13% First Mtg. Nts., Series B,
8/15/03                                   200,000       227,000
----------------------------------------------------------------
Colorado Gaming & Entertainment
Co., 12% Sr. Sec. Nts., 6/1/03(2)         125,000       134,375
----------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr.
Unsec. Sub. Nts., 6/1/06                  100,000       108,500
----------------------------------------------------------------
Hilton Hotels Corp., 7.375% Nts.,
6/1/02                                    175,000       176,451
----------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr.
Nts., Series A, 8/1/05                    125,000       122,500
----------------------------------------------------------------
Hollywood Casino Corp., 12.75% Gtd.
Sr. Sec. Nts., 11/1/03                    125,000       133,125
----------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr.
Sub. Nts., 6/15/07                         50,000        51,875
----------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Unsec.
Nts., 8/15/08(3)                          100,000       103,000
----------------------------------------------------------------
Mohegan Tribal Gaming Authority
(Connecticut), 13.50% Sr. Sec.
Nts., Series B, 11/15/02                  125,000       150,625
----------------------------------------------------------------
Players International, Inc.,
10.875% Sr. Nts., 4/15/05                 125,000       134,687
----------------------------------------------------------------
Prime Hospitality Corp., 9.75% Sr.
Sub. Nts., 4/1/07                         125,000       128,125
----------------------------------------------------------------
Rio Hotel & Casino, Inc., 10.625%
Sr. Sub. Nts., 7/15/05                    125,000       136,875
----------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd.
First Mtg. Nts., 12/15/00                 100,000        92,000
----------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr.
Sub. Nts., 4/15/07                        125,000       131,250
                                                    ------------
                                                      2,242,825

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL      MARKET VALUE
                                     AMOUNT         NOTE 1
----------------------------------------------------------------
MEDIA - 2.4%
Adelphia Communications Corp.,
10.50% Sr. Unsec. Nts., Series B,
7/15/04                              $    125,000   $   140,625
----------------------------------------------------------------
Allbritton Communications Co.,
8.875% Sr. Sub. Nts., Series B,
2/1/08                                    125,000       126,875
----------------------------------------------------------------
Big Flower Press Holdings, Inc.,
8.625% Sr. Sub. Nts., 12/1/08(3)          125,000       126,875
----------------------------------------------------------------
Century Communications Corp., 9.75%
Sr. Nts., 2/15/02                         100,000       108,500
----------------------------------------------------------------
Century Communications Corp., Zero
Coupon Sr. Disc. Nts., Series B,
8.497%, 1/15/08(6)                         50,000        25,250
----------------------------------------------------------------
Comcast Corp., 9.125% Sr. Sub.
Debs., 10/15/06                           125,000       133,750
----------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub.
Nts., 5/15/06                              50,000        54,750
----------------------------------------------------------------
Diva Systems Corp., Units (each
unit consists of $1,000 principal
amount of 0%/12.625% sr. disc.
nts., 3/1/08 and three warrants to
purchase three shares of common
stock)(3)(7)(8)                           200,000        83,000
----------------------------------------------------------------
EchoStar Satellite Broadcasting
Corp., 0%/13.125% Sr. Sec. Disc.
Nts., 3/15/04(7)                          100,000       100,250
----------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285%
Sr. Disc. Debs., Series B,
4/15/10(7)                                175,000       120,750
----------------------------------------------------------------
Fox/Liberty Networks LLC, 8.875%
Sr. Nts., 8/15/07                          50,000        51,250
----------------------------------------------------------------
Hollinger International Publishing,
Inc., 9.25% Gtd. Sr. Sub. Nts.,
3/15/07                                   125,000       132,500
----------------------------------------------------------------
Interepublic National Radio Sales
Corp., 10% Sr. Unsec. Sub. Nts.,
7/1/08(2)                                 125,000       129,375
----------------------------------------------------------------
James Cable Partners LP, 10.75% Sr.
Nts., Series B, 8/15/04                   100,000       104,500
----------------------------------------------------------------
Marcus Cable Operating Co.
LP/Marcus Cable Capital Corp.,
0%/13.50% Gtd. Sr. Sub. Disc. Nts.,
Series II, 8/1/04(7)                      125,000       126,562
----------------------------------------------------------------
MDC Communications Corp., 10.50%
Sr. Sub. Nts., 12/1/06                    125,000       128,125
----------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10%
Sr. Sub. Nts., 9/30/05                    125,000       133,125
----------------------------------------------------------------
Spanish Broadcasting Systems, Inc.,
11% Sr. Nts., 3/15/04                     100,000       106,500
----------------------------------------------------------------
TCI Satellite Entertainment, Inc.,
10.875% Sr. Sub. Nts., 2/15/07            125,000        41,875
----------------------------------------------------------------
United International Holdings,
Inc., 0%/10.75% Sr. Disc. Nts.,
Series B, 2/15/08(7)                      100,000        54,500
                                                    ------------
                                                      2,028,937
----------------------------------------------------------------
RETAIL: GENERAL - 0.5%
Federated Department Stores, Inc.,
6.125% Cv. Sub. Nts., 9/1/01(5)           200,000       202,341
----------------------------------------------------------------
Price/Costco Cos., Inc., 7.125% Sr.
Nts., 6/15/05                              90,000        96,886
----------------------------------------------------------------
William Carter Co., 10.375% Sr.
Sub. Nts., Series A, 12/1/06              125,000       132,500
                                                    ------------
                                                        431,727
----------------------------------------------------------------
RETAIL: SPECIALTY - 0.3%
K Mart Corp., 7.75% Debs., 10/1/12        125,000       128,793
----------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub.
Nts., 10/15/07                            150,000       157,875
                                                    ------------
                                                        286,668
----------------------------------------------------------------
CONSUMER STAPLES - 1.1%
----------------------------------------------------------------
CONSUMER SERVICES - 0.1% Lamar Advertising Co., 8.625% Sr.
Sub. Nts., 9/15/07                        100,000       105,500
----------------------------------------------------------------
ENTERTAINMENT - 0.2%
Tricon Global Restaurants, Inc.,
7.45% Sr. Unsec. Nts., 5/15/05            125,000       129,000
----------------------------------------------------------------
FOOD - 0.5%
AmeriServe Food Distribution, Inc.,
8.875% Sr. Nts., 10/15/06                 125,000       116,250

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL      MARKET VALUE
                                     AMOUNT         NOTE 1
----------------------------------------------------------------
FOOD (CONTINUED)

Dole Food Distributing, Inc., 6.75%
Nts., 7/15/00                        $    115,000   $   116,119
----------------------------------------------------------------
Grand Metro Inventory Corp., 7.125%
Nts., 9/15/04                             175,000       188,077
                                                    ------------
                                                        420,446
----------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.1%
Jitney-Jungle Stores of America,
Inc., 10.375% Sr. Sub. Nts.,
9/15/07                                    50,000        51,500
----------------------------------------------------------------
HOUSEHOLD GOODS - 0.2%
Kimberly-Clark Corp., 7.875% Debs.,
2/1/23                                     50,000        55,578
----------------------------------------------------------------
Revlon Consumer Products Corp.,
8.625% Sr. Unsec. Sub. Nts., 2/1/08       125,000       114,375
                                                    ------------
                                                        169,953
----------------------------------------------------------------
ENERGY - 1.0%
----------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.8% Coastal Corp.:
8.125% Sr. Nts., 9/15/02                   50,000        53,592
8.75% Sr. Nts., 5/15/99                    35,000        35,367
----------------------------------------------------------------
Crown Central Petroleum Corp.,
10.875% Sr. Nts., 2/1/05                   50,000        48,250
----------------------------------------------------------------
Forcenergy, Inc., 8.50% Sr. Sub.
Nts., Series B, 2/15/07                    50,000        37,250
----------------------------------------------------------------
Gulf Canada Resources Ltd.:
8.25% Sr. Nts., 3/15/17                    75,000        67,828
9% Debs., 8/15/99                          75,000        75,375
----------------------------------------------------------------
Louisiana Land & Exploration Co.,
7.65% Debs., 12/1/23                       50,000        54,067
----------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50%
Nts., 3/31/07                             125,000       133,183
----------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec.
Nts., 2/15/08                              75,000        52,875
----------------------------------------------------------------
Southwest Royalties, Inc., 10.50%
Sr. Nts., Series B, 10/15/04              125,000        50,625
----------------------------------------------------------------
Transamerican Energy Corp., 11.50%
Sr. Nts., Series B, 6/15/02(2)             50,000        16,250
----------------------------------------------------------------
Williams Holdings of Delaware,
Inc., 6.25% Sr. Unsec. Debs.,
2/1/06                                     50,000        51,450
                                                    ------------
                                                        676,112
----------------------------------------------------------------
OIL-DOMESTIC - 0.1%
Norcen Energy Resources Ltd., 6.80%
Debs., 7/2/02                              50,000        50,569
----------------------------------------------------------------
Standard Oil, 9% Gtd. Debs., 6/1/19        70,000        70,761
                                                    ------------
                                                        121,330
----------------------------------------------------------------
OIL-INTERNATIONAL - 0.1%
Abraxas Petroleum Corp./CDN Abraxas
Petroleum Ltd., 11.50% Sr. Unsec.
Nts.,
Series D, 11/1/04                         100,000        76,000
----------------------------------------------------------------
FINANCIAL - 2.8%
----------------------------------------------------------------
BANKS - 0.4%
Capital One Bank, Inc., 6.375% Sr.
Nts., 2/15/03                             150,000       144,392
----------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc.,
9.90% Sub. Nts., 6/15/01                   85,000        93,217
----------------------------------------------------------------
Integra Financial Corp., 6.50% Sub.
Nts., 4/15/00                             105,000       106,394
                                                    ------------
                                                        344,003
----------------------------------------------------------------
DIVERSIFIED  FINANCIAL - 1.3% American General  Institutional  Capital B, 8.125%
Bonds, Series B,
3/15/46(3)                                125,000       144,287

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL      MARKET VALUE
                                     AMOUNT         NOTE 1
----------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)

Capital One Financial Corp., 7.25%
Nts., 12/1/03                        $     40,000   $    39,370
----------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05%
Medium-Term Nts., Series D, 3/1/01        220,000       220,915
----------------------------------------------------------------
General Electric Capital Corp.,
5.77% Nts., Series A, 8/27/01             200,000       202,229
----------------------------------------------------------------
General Motors Acceptance Corp.,
5.625% Nts., 2/15/01                      175,000       175,625
----------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Nts.,
8/1/01(3)                                 200,000       197,240
----------------------------------------------------------------
Olympic Financial Ltd., Units (each
unit consists of $1,000 principal
amount of 11.50% sr. nts., 3/15/07
and one warrant to purchase 6.84
shares of common stock)(2)(8)             125,000        94,375
                                                    ------------
                                                      1,074,041
----------------------------------------------------------------
INSURANCE - 0.5% Aetna Industries, Inc., 11.875% Sr.
Nts., 10/1/06(2)                          100,000       105,500
----------------------------------------------------------------
Conseco Financing Trust III, 8.796%
Bonds, 4/1/27                             100,000        95,931
----------------------------------------------------------------
Conseco, Inc., 6.40% Nts., 6/15/01        175,000       167,835
----------------------------------------------------------------
Travelers Property Casualty Corp.,
6.75% Nts., 4/15/01                        85,000        87,046
                                                    ------------
                                                        456,312
----------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -
0.6%
Chelsea GCA Realty Partner, Inc.,
7.75% Unsec. Nts., 1/26/01                280,000       278,209
----------------------------------------------------------------
First Industrial LP, 7.15% Bonds,
5/15/27                                    60,000        60,507
----------------------------------------------------------------
Simon DeBartolo Group, Inc., 6.625%
Nts., 6/15/03                             175,000       173,196
                                                    ------------
                                                        511,912
----------------------------------------------------------------
HEALTHCARE - 0.9%
----------------------------------------------------------------
HEALTHCARE/DRUGS - 0.1%
Integrated Health Services, Inc.,
9.25% Sr. Sub. Nts., Series A,
1/15/08                                    50,000        47,000
----------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES -
0.8%
Columbia/HCA Healthcare Corp.,
6.875% Nts., 7/15/01                      145,000       143,963
----------------------------------------------------------------
Dade International, Inc., 11.125%
Sr. Sub. Nts., 5/1/06                     100,000       111,500
----------------------------------------------------------------
ICN Pharmaceutical, Inc., 8.75% Sr.
Nts., 11/15/08(3)                         125,000       126,875
----------------------------------------------------------------
Kinetic Concepts, Inc., 9.625% Sr.
Unsec. Sub. Nts., Series B, 11/1/07        50,000        48,125
----------------------------------------------------------------
Paracelsus Healthcare Corp., 10%
Sr. Unsec. Sub. Nts., 8/15/06(2)          100,000        90,500
----------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr.
Nts., 7/15/04                              75,000        78,938
----------------------------------------------------------------
Tenet Healthcare Corp., 8% Sr.
Nts., 1/15/05                              75,000        77,712
                                                    ------------
                                                        677,613
----------------------------------------------------------------
TELECOMMUNICATIONS - 3.7%
----------------------------------------------------------------
TELEPHONE UTILITIES - 0.1%
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07                                   125,000       117,500
----------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY -
3.6%
AT&T Capital Corp., 6.25%
Medium-Term Nts., Series F, 5/15/01       175,000       172,773
----------------------------------------------------------------
Coaxial Communications, Inc., 10%
Sr. Unsec. Nts., 8/15/06(2)               125,000       129,688
----------------------------------------------------------------
Comcast Cellular Communications,
Inc., 9.50% Sr. Nts., 5/1/07              125,000       133,125
----------------------------------------------------------------
Comcast UK Cable Partner Ltd.,
0%/11.20% Sr. Disc. Debs.,
11/15/07(7)                               125,000       106,250
----------------------------------------------------------------
Diamond Cable Communications plc,
0%/10.75% Sr. Disc. Nts.,
2/15/07(7)                                125,000        88,750

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL      MARKET VALUE
                                     AMOUNT         NOTE 1
----------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY
(CONTINUED)

e.spire Communications, Inc.,
0%/13% Sr. Disc. Nts., 11/1/05(7)    $    100,000   $    75,500
----------------------------------------------------------------
Exodus Communications, Inc., 11.25%
Sr. Nts., 7/1/08                          125,000       125,625
----------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts.,
5/1/05                                    100,000        82,500
----------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr.
Disc. Nts., 12/15/05(7)                   125,000        90,313
----------------------------------------------------------------
Hermes Europe Railtel BV, 10.375%
Sr. Nts., 1/15/09(3)(10)                  125,000       126,875
----------------------------------------------------------------
ICG Holdings, Inc., 0%/11.625% Sr.
Disc. Nts., 3/15/07(7)                    125,000        81,250
----------------------------------------------------------------
International CableTel, Inc.,
0%/11.50% Sr. Deferred Coupon Nts.,
Series B, 2/1/06(7)                       200,000       165,000
----------------------------------------------------------------
Iridium LLC/Iridium Capital Corp.,
11.25% Sr. Nts., Series C/EN,
7/15/05                                   125,000       108,125
----------------------------------------------------------------
Level 3 Communications, Inc.,
9.125% Sr. Unsec. Nts., 5/1/08            125,000       124,063
----------------------------------------------------------------
Microcell Telecommunications, Inc.,
0%/14% Sr. Disc. Nts., Series B,
6/1/06(7)                                 125,000        93,438
----------------------------------------------------------------
Nextel Communications, Inc.,
0%/9.75% Sr. Disc. Nts., 8/15/04(7)       150,000       146,250
----------------------------------------------------------------
Optel, Inc., 11.50% Sr. Unsec.
Nts., 7/1/08                              125,000       122,500
----------------------------------------------------------------
Price Communications Cellular
Holdings, Inc., 11.25% Sr. Nts.,
8/15/08(9)                                100,000        95,000
----------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Nts.,
11/1/08(3)                                100,000       105,250
----------------------------------------------------------------
Qwest Communications International,
Inc., 0%/9.47% Sr. Disc. Nts.,
10/15/07(7)                               125,000        97,188
----------------------------------------------------------------
RSL Communications plc, 9.125% Sr.
Unsec. Nts., 3/1/08                       100,000        92,500
----------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr.
Sub. Nts., Series B, 5/15/08              100,000       100,750
----------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum
Finance Corp., 11% Sr. Nts.,
8/15/06                                   100,000       116,000
----------------------------------------------------------------
Talton Holdings, Inc., 11% Gtd. Sr.
Unsec. Bonds, Series B, 6/30/07           125,000       119,375
----------------------------------------------------------------
TeleWest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(7)         75,000        63,000
9.625% Sr. Debs., 10/1/06                  75,000        77,625
----------------------------------------------------------------
US West Capital Funding, Inc.,
6.125% Nts., 7/15/02                      200,000       204,691
----------------------------------------------------------------
Western Wireless Corp., 10.50% Sr.
Sub. Nts., 2/1/07                          50,000        53,250
----------------------------------------------------------------
Winstar Communications, Inc.,
0%/14% Sr. Disc. Nts., 10/15/05(7)         50,000        35,750
                                                    ------------
                                                      3,132,404
----------------------------------------------------------------
TRANSPORTATION - 0.5%
----------------------------------------------------------------
AIR TRANSPORTATION - 0.2% Canadian Airlines Corp., 12.25% Sr.
Nts., 8/1/06                               75,000        51,375
----------------------------------------------------------------
Trans World Airlines, Inc., 11.375%
Unsec. Nts., 3/1/06                       125,000        79,375
                                                    ------------
                                                        130,750
----------------------------------------------------------------
RAILROADS & TRUCKERS - 0.3%
CSX Corp., 7.05% Debs., 5/1/02             70,000        73,140
----------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts.,
5/15/07                                    75,000        82,769
----------------------------------------------------------------
Union Pacific Corp., 7% Nts.,
6/15/00                                   105,000       107,018
                                                    ------------
                                                        262,927
----------------------------------------------------------------
SHIPPING - 0.0%
Golden Ocean Group Ltd., 10% Sr.
Unsec. Nts., 8/31/01                      100,000        30,000

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL      MARKET VALUE
                                     AMOUNT         NOTE 1
----------------------------------------------------------------
UTILITIES - 1.1%
----------------------------------------------------------------
ELECTRIC UTILITIES - 0.4%
AES Corp., 8% Sr. Nts., 12/31/08     $    100,000   $    99,057
----------------------------------------------------------------
Niagara Mohawk Power Corp., 7.125%
Sr. Unsec. Nts., Series C, 7/1/01         200,000       204,107
                                                    ------------
                                                        303,164
----------------------------------------------------------------
GAS UTILITIES - 0.7%
Northern Illinois Gas Co., 6.45%
First Mtg. Bonds, 8/1/01                  200,000       203,127
----------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50%
Bonds, 4/1/17                             125,000       133,429
----------------------------------------------------------------
Williams Cos., Inc., 6.20% Nts.,
8/1/02                                    225,000       225,740
                                                    ------------
                                                        562,296
                                                    ------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $19,090,301)                   18,683,827
----------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND
NOTES - 0.0%
----------------------------------------------------------------
BankAmerica Corp. (New), 8.50%
Exchangeable Sub. Capital Nts.,
3/1/99 (exchangeable for common,
perpetual preferred stock or other
capital securities) (Cost $37,251)         35,000        35,134
----------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.3%
----------------------------------------------------------------
Repurchase agreement with
PaineWebber, Inc., 4.85%, dated
12/31/98, to be repurchased at
$8,835,759 on 1/4/99,
collateralized by U.S. Treasury
Nts., 7.75%, 11/30/99, with a value
of $9,023,454 (Cost $8,831,000)         8,831,000     8,831,000
----------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$75,415,118)                                 99.7%   85,648,910
----------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES               0.3       224,500
                                     ------------   ------------
NET ASSETS                                  100.0%  $85,873,410
                                     ------------   ------------
                                     ------------   ------------

1. Non-income producing security.

2. Identifies issues considered to be illiquid or restricted - See Note 6 of Notes to Financial Statements.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,711,324 or 1.99% of the Fund's net assets as of December 31, 1998.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

5. Represents the current interest rate for a variable rate security.

6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

9. Interest or dividend is paid in kind.

10. When-issued security to be delivered and settled after December 31, 1998.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                                                          MARKET
                                                                          VALUE
                                                              SHARES      NOTE 1
-------------------------------------------------------------------------------------
COMMON STOCKS - 72.0%
-------------------------------------------------------------------------------------
BASIC MATERIALS - 0.9%
-------------------------------------------------------------------------------------
CHEMICALS - 0.6%
Dexter Corp.                                                       6,000  $  188,625
-------------------------------------------------------------------------------------
Ethyl Corp.                                                       16,200      94,162
-------------------------------------------------------------------------------------
Fuji Photo Film Co.                                                2,000      74,172
-------------------------------------------------------------------------------------
IMC Global, Inc.                                                   2,834      60,577
                                                                          -----------
                                                                             417,536
-------------------------------------------------------------------------------------
METALS - 0.2%
Carpenter Technology Corp.                                         4,300     145,931
-------------------------------------------------------------------------------------
PAPER - 0.1%
Unisource Worldwide, Inc.                                          9,000      65,250
-------------------------------------------------------------------------------------
CAPITAL GOODS - 7.9%
-------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.3%
General Dynamics Corp.                                            11,500     674,187
-------------------------------------------------------------------------------------
Kellstrom Industries, Inc.(1)                                      3,200      92,000
-------------------------------------------------------------------------------------
Lockheed Martin Corp.                                              2,400     203,400
                                                                          -----------
                                                                             969,587
-------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.1%
Toshiba Corp.                                                     19,000     112,909
-------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 3.5%
Casella Waste Systems, Inc., Cl. A(1)                              3,000     111,375
-------------------------------------------------------------------------------------
Hays plc                                                          26,000     222,006
-------------------------------------------------------------------------------------
International Network Services(1)                                  4,000     266,000
-------------------------------------------------------------------------------------
Kendle International, Inc.(1)                                      3,800      88,825
-------------------------------------------------------------------------------------
Knoll, Inc.(1)                                                       900      26,662
-------------------------------------------------------------------------------------
Manhattan Associates, Inc.(1)                                      3,000      81,750
-------------------------------------------------------------------------------------
Metamor Worldwide, Inc.(1)                                         4,800     120,000
-------------------------------------------------------------------------------------
Metzler Group, Inc.(1)                                             3,500     170,406
-------------------------------------------------------------------------------------
NCO Group, Inc.(1)                                                 2,500     112,500
-------------------------------------------------------------------------------------
New England Business Service, Inc.                                 6,300     246,487
-------------------------------------------------------------------------------------
Rental Service Corp.(1)                                            4,100      64,319
-------------------------------------------------------------------------------------
SM&A Corp.(1)                                                      1,400      26,600
-------------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                               11,175     302,423
-------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A(1)                     6,800     340,000
-------------------------------------------------------------------------------------
United Rentals, Inc.(1)                                            2,800      92,750
-------------------------------------------------------------------------------------
Viad Corp.                                                         5,300     160,987
-------------------------------------------------------------------------------------
Whittman-Hart, Inc.(1)                                             5,000     138,125
                                                                          -----------
                                                                           2,571,215

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                                          VALUE
                                                              SHARES      NOTE 1
-------------------------------------------------------------------------------------
MANUFACTURING - 3.0%
BBA Group plc                                                     21,000  $  130,393
-------------------------------------------------------------------------------------
Brambles Industries Ltd.                                           6,000     146,202
-------------------------------------------------------------------------------------
Herman Miller, Inc.                                                2,300      61,812
-------------------------------------------------------------------------------------
Ingersoll-Rand Co.                                                 3,500     164,281
-------------------------------------------------------------------------------------
Mannesmann AG                                                      2,500     289,323
-------------------------------------------------------------------------------------
Mettler-Toledo International, Inc.(1)                              3,900     109,444
-------------------------------------------------------------------------------------
PACCAR, Inc.                                                       7,200     296,100
-------------------------------------------------------------------------------------
ROHN Industries, Inc.(1)                                          12,000      41,250
-------------------------------------------------------------------------------------
Smiths Industries plc                                             12,000     167,524
-------------------------------------------------------------------------------------
Taiyo Yuden Co.                                                    8,000      94,517
-------------------------------------------------------------------------------------
Textron, Inc.                                                      4,600     349,312
-------------------------------------------------------------------------------------
United Technologies Corp.                                          2,800     304,500
                                                                          -----------
                                                                           2,154,658
-------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 7.7%
-------------------------------------------------------------------------------------
AUTOS & HOUSING - 2.7%
Bridgestone Corp.                                                  5,000     113,245
-------------------------------------------------------------------------------------
Cie de Saint Gobain                                                1,000     141,246
-------------------------------------------------------------------------------------
Federal-Mogul Corp.                                                5,400     321,300
-------------------------------------------------------------------------------------
Fleetwood Enterprises, Inc.                                        2,600      90,350
-------------------------------------------------------------------------------------
Kaufman & Broad Home Corp.                                         1,400      40,250
-------------------------------------------------------------------------------------
Kroll-O'Gara Co. (The)(1)                                          4,700     185,356
-------------------------------------------------------------------------------------
Maytag Corp.                                                       4,900     305,025
-------------------------------------------------------------------------------------
Overseas Union Enterprise Ltd.                                    40,000      79,517
-------------------------------------------------------------------------------------
Owens Corning                                                      3,500     124,031
-------------------------------------------------------------------------------------
Sonic Automotive, Inc.(1)                                          2,700      92,981
-------------------------------------------------------------------------------------
Suzuki Motor Corp.                                                 4,000      47,329
-------------------------------------------------------------------------------------
USG Corp.                                                          3,000     152,812
-------------------------------------------------------------------------------------
Valeo SA                                                           2,600     204,984
-------------------------------------------------------------------------------------
Whirlpool Corp.                                                      900      49,837
                                                                          -----------
                                                                           1,948,263
-------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.7%
CDL Hotels International Ltd.                                    300,000      77,062
-------------------------------------------------------------------------------------
Coach USA, Inc.(1)                                                 4,000     138,750
-------------------------------------------------------------------------------------
Hasbro, Inc.                                                       1,500      54,187
-------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                  1,200     116,026
-------------------------------------------------------------------------------------
Pegasus Systems, Inc.(1)                                           3,100     111,600
                                                                          -----------
                                                                             497,625
-------------------------------------------------------------------------------------
MEDIA - 0.7%
Benpres Holdings Corp.(1)                                        120,000      19,435
-------------------------------------------------------------------------------------
Citadel Communications Corp.(1)                                    3,300      85,387
-------------------------------------------------------------------------------------
VNU-Verenigde Nederlandse Uitgeverbedrijven Verenigd Bezit         5,000     188,632

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                                          VALUE
                                                              SHARES      NOTE 1
-------------------------------------------------------------------------------------
MEDIA (CONTINUED)

Wolters Kluwer NV                                                    900  $  192,693
                                                                          -----------
                                                                             486,147
-------------------------------------------------------------------------------------
RETAIL: GENERAL - 0.9%
Circle K Japan Co. Ltd.                                            1,300      57,051
-------------------------------------------------------------------------------------
Dayton Hudson Corp.                                                3,000     162,750
-------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                               1,200      52,275
-------------------------------------------------------------------------------------
Fruit of the Loom, Inc., Cl. A(1)                                  1,300      17,956
-------------------------------------------------------------------------------------
Gucci Group NV                                                     1,300      63,212
-------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                                2,000     139,514
-------------------------------------------------------------------------------------
K Mart Corp.(1)                                                    3,400      52,062
-------------------------------------------------------------------------------------
Nordstrom, Inc.                                                    1,800      62,437
-------------------------------------------------------------------------------------
Shaw Industries, Inc.                                              2,300      55,775
                                                                          -----------
                                                                             663,032
-------------------------------------------------------------------------------------
RETAIL: SPECIALTY - 2.7%
Ann Taylor Stores Corp.(1)                                         3,800     149,862
-------------------------------------------------------------------------------------
Boots Co. plc                                                     10,000     169,365
-------------------------------------------------------------------------------------
Brown Group, Inc.                                                  9,700     170,356
-------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc.(1)                            2,800      70,350
-------------------------------------------------------------------------------------
Guitar Center, Inc.(1)                                             4,900     120,662
-------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                      3,200     261,352
-------------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                                       6,500     330,687
-------------------------------------------------------------------------------------
Kingfisher plc                                                    15,000     150,464
-------------------------------------------------------------------------------------
Koninklijke Ahold NV                                               6,000     221,883
-------------------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                                        1,200      56,850
-------------------------------------------------------------------------------------
Restoration Hardware, Inc.(1)                                      5,800     155,875
-------------------------------------------------------------------------------------
School Specialty, Inc.(1)                                          4,700     100,462
                                                                          -----------
                                                                           1,958,168
-------------------------------------------------------------------------------------
CONSUMER STAPLES - 7.4%
-------------------------------------------------------------------------------------
BEVERAGES - 0.7%
Anheuser-Busch Cos., Inc.                                          5,500     360,937
-------------------------------------------------------------------------------------
Scottish & Newcastle plc                                          15,000     169,489
                                                                          -----------
                                                                             530,426
-------------------------------------------------------------------------------------
CONSUMER SERVICES - 0.8%
Alternative Living Services, Inc.(1)                               6,900     236,325
-------------------------------------------------------------------------------------
Hanover Compressor Co.(1)                                          3,400      87,337
-------------------------------------------------------------------------------------
Hertz Corp., Cl. A                                                 1,700      77,562
-------------------------------------------------------------------------------------
Lamar Advertising Co., Cl. A(1)                                    5,150     191,837
                                                                          -----------
                                                                             593,061
-------------------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
CKE Restaurants, Inc.                                              5,610     165,144

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                                          VALUE
                                                              SHARES      NOTE 1
-------------------------------------------------------------------------------------
ENTERTAINMENT (CONTINUED)

Piccadilly Cafeterias, Inc.                                        9,300  $   97,650
-------------------------------------------------------------------------------------
Shaw Brothers (Hong Kong) Ltd.                                   330,000     142,700
                                                                          -----------
                                                                             405,494
-------------------------------------------------------------------------------------
FOOD - 2.3%
General Mills, Inc.                                                5,500     427,625
-------------------------------------------------------------------------------------
Groupe Danone                                                        800     229,144
-------------------------------------------------------------------------------------
IBP, Inc.                                                          8,000     233,000
-------------------------------------------------------------------------------------
Jeronimo Martins & Filho SA                                        3,000     164,122
-------------------------------------------------------------------------------------
Kerry Group plc, Cl. A                                            10,000     136,426
-------------------------------------------------------------------------------------
Koninklijke Numico NV                                              3,200     152,611
-------------------------------------------------------------------------------------
Nestle SA                                                            100     217,613
-------------------------------------------------------------------------------------
Suiza Foods Corp.(1)                                               2,300     117,156
                                                                          -----------
                                                                           1,677,697
-------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 1.7%
Albertson's, Inc.                                                  3,300     210,169
-------------------------------------------------------------------------------------
Colruyt SA                                                           250     209,590
-------------------------------------------------------------------------------------
Kroger Co.(1)                                                      3,400     205,700
-------------------------------------------------------------------------------------
Safeway, Inc.(1)                                                   3,600     219,375
-------------------------------------------------------------------------------------
United Natural Foods, Inc.(1)                                      5,300     127,862
-------------------------------------------------------------------------------------
Whole Foods Market, Inc.(1)                                        2,500     120,937
-------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                 34,000     156,151
                                                                          -----------
                                                                           1,249,784
-------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.4%
Blyth Industries, Inc.(1)                                          4,100     128,125
-------------------------------------------------------------------------------------
Dial Corp. (The)                                                   6,000     173,250
-------------------------------------------------------------------------------------
Fort James Corp.                                                   4,587     183,480
-------------------------------------------------------------------------------------
L'OREAL                                                              350     253,133
-------------------------------------------------------------------------------------
Premark International, Inc.                                        5,600     193,900
-------------------------------------------------------------------------------------
Reckitt & Colman plc                                               8,000     105,581
                                                                          -----------
                                                                           1,037,469
-------------------------------------------------------------------------------------
ENERGY - 2.3%
-------------------------------------------------------------------------------------
OIL - DOMESTIC - 2.1%
Amoco Corp.                                                        3,800     229,425
-------------------------------------------------------------------------------------
Atlantic Richfield Co.                                             3,700     241,425
-------------------------------------------------------------------------------------
Chevron Corp.                                                      3,300     273,694
-------------------------------------------------------------------------------------
Exxon Corp.                                                        7,200     526,500
-------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                         6,200     104,625
-------------------------------------------------------------------------------------
Total SA, B Shares                                                 1,400     141,854
                                                                          -----------
                                                                           1,517,523

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                                          VALUE
                                                              SHARES      NOTE 1
-------------------------------------------------------------------------------------
OIL - INTERNATIONAL - 0.2%
Shell Transport & Trading Co. plc                                 30,000  $  183,043
-------------------------------------------------------------------------------------
FINANCIAL - 11.1%
-------------------------------------------------------------------------------------
BANKS - 3.2%
Banco Popular Espanol SA                                           2,200     166,136
-------------------------------------------------------------------------------------
Banco Santander SA                                                   120       2,388
-------------------------------------------------------------------------------------
Bank Handlowy W Warszawie, GDR(2)                                  2,800      36,400
-------------------------------------------------------------------------------------
Bank One Corp.                                                     9,500     485,094
-------------------------------------------------------------------------------------
BankBoston Corp.                                                   8,300     323,181
-------------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank                                    1,950     154,312
-------------------------------------------------------------------------------------
Credito Italiano SpA                                              30,000     178,211
-------------------------------------------------------------------------------------
First Union Corp.                                                  8,600     522,988
-------------------------------------------------------------------------------------
Lloyds TSB Group plc                                              18,000     255,166
-------------------------------------------------------------------------------------
Nordbanken Holding AB                                             28,000     179,630
                                                                          -----------
                                                                           2,303,506
-------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.2%
Cattles plc                                                       15,000     157,303
-------------------------------------------------------------------------------------
Citigroup, Inc.                                                    9,600     475,200
-------------------------------------------------------------------------------------
Fannie Mae                                                         2,800     207,200
-------------------------------------------------------------------------------------
HealthCare Financial Partners, Inc.(1)                             4,400     160,600
-------------------------------------------------------------------------------------
ING Groep NV                                                       3,000     183,037
-------------------------------------------------------------------------------------
Lend Lease Corp. Ltd.                                              8,000     107,890
-------------------------------------------------------------------------------------
Northern Rock plc                                                 20,000     190,339
-------------------------------------------------------------------------------------
Perlis Plantations Berhad(3)                                      25,500      20,937
-------------------------------------------------------------------------------------
Promise Co. Ltd.                                                   1,400      72,689
                                                                          -----------
                                                                           1,575,195
-------------------------------------------------------------------------------------
INSURANCE - 4.2%
AEGON NV                                                           1,800     221,179
-------------------------------------------------------------------------------------
Allstate Corp.                                                     2,500      96,563
-------------------------------------------------------------------------------------
American General Corp.                                             5,700     444,600
-------------------------------------------------------------------------------------
American International Group, Inc.                                 2,500     241,563
-------------------------------------------------------------------------------------
Assicurazioni Generali SpA                                         4,000     167,385
-------------------------------------------------------------------------------------
AXA SA                                                             1,400     203,007
-------------------------------------------------------------------------------------
Cigna Corp.                                                        2,900     224,206
-------------------------------------------------------------------------------------
Conseco, Inc.                                                      3,900     119,194
-------------------------------------------------------------------------------------
Equitable Cos., Inc.                                                 100       5,788
-------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                            1,900     104,263
-------------------------------------------------------------------------------------
HSB Group, Inc.                                                    3,750     153,984
-------------------------------------------------------------------------------------
Irish Life plc                                                    15,000     141,346
-------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                              3,900     292,500

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                                          VALUE
                                                              SHARES      NOTE 1
-------------------------------------------------------------------------------------
INSURANCE (CONTINUED)

Pre-Paid Legal Services, Inc.(1)                                   6,700  $  221,100
-------------------------------------------------------------------------------------
Transamerica Corp.                                                 3,000     346,500
-------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                           2,300      71,300
                                                                          -----------
                                                                           3,054,478
-------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Camden Property Trust                                              7,200     187,200
-------------------------------------------------------------------------------------
Cornerstone Properties, Inc.                                      11,400     178,125
-------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                      6,814     152,037
-------------------------------------------------------------------------------------
HRPT Properties Trust                                              9,200     129,375
-------------------------------------------------------------------------------------
Meditrust Corp., Paired Stock                                      5,407      81,781
-------------------------------------------------------------------------------------
Tower Realty Trust, Inc.                                           6,500     130,813
                                                                          -----------
                                                                             859,331
-------------------------------------------------------------------------------------
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.                                        2,100     192,544
-------------------------------------------------------------------------------------
HEALTHCARE - 6.5%
-------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 3.5%
Amgen, Inc.(1)                                                     2,800     292,775
-------------------------------------------------------------------------------------
Fresenius AG, Preference                                             900     189,130
-------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR(2)                                        2,500     106,875
-------------------------------------------------------------------------------------
Genzyme Corp. (General Division)(1)                                7,800     388,050
-------------------------------------------------------------------------------------
Idexx Laboratories, Inc.(1)                                        2,900      78,028
-------------------------------------------------------------------------------------
Jones Pharma, Inc.                                                 3,500     127,750
-------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A(1)                             3,900     232,538
-------------------------------------------------------------------------------------
Novartis AG                                                          100     196,507
-------------------------------------------------------------------------------------
Novo-Nordisk AS, B Shares                                          1,500     197,978
-------------------------------------------------------------------------------------
Sanofi SA                                                          1,500     247,046
-------------------------------------------------------------------------------------
Schering AG                                                        1,200     150,943
-------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                                    4,000     153,642
-------------------------------------------------------------------------------------
Zeneca Group plc                                                   5,000     216,949
                                                                          -----------
                                                                           2,578,211
-------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 3.0%
Bard (C.R.), Inc.                                                 13,600     673,200
-------------------------------------------------------------------------------------
Luxottica Group SpA, Sponsored ADR                                12,000     144,000
-------------------------------------------------------------------------------------
Olympus Optical Co. Ltd.                                           9,000     103,232
-------------------------------------------------------------------------------------
Orthodontic Centers of America, Inc.(1)                            6,200     120,513
-------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(1)                                   3,900     233,756
-------------------------------------------------------------------------------------
Pliva d.d., Sponsored GDR(2)                                       5,900      97,940
-------------------------------------------------------------------------------------
Province Healthcare Co.(1)                                         4,400     157,850
-------------------------------------------------------------------------------------
Renal Care Group, Inc.(1)                                          6,200     178,638
-------------------------------------------------------------------------------------
SmithKline Beecham plc                                            17,000     236,763

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                                          VALUE
                                                              SHARES      NOTE 1
-------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES (CONTINUED)

Tenet Healthcare Corp.(1)                                          2,590  $   67,988
-------------------------------------------------------------------------------------
Terumo Corp.                                                       2,000      46,976
-------------------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(1)                                 2,000      59,125
-------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                                   500      43,500
                                                                          -----------
                                                                           2,163,481
-------------------------------------------------------------------------------------
TECHNOLOGY - 14.9%
-------------------------------------------------------------------------------------
COMPUTER HARDWARE - 3.7%
3Com Corp.(1)                                                      5,400     241,988
-------------------------------------------------------------------------------------
Apex PC Solutions, Inc.(1)                                         3,900     112,613
-------------------------------------------------------------------------------------
Apple Computer, Inc.(1)                                            4,800     196,500
-------------------------------------------------------------------------------------
Compaq Computer Corp.                                             10,000     419,375
-------------------------------------------------------------------------------------
Electronics for Imaging, Inc.(1)                                   3,000     120,563
-------------------------------------------------------------------------------------
International Business Machines Corp.                              3,700     683,575
-------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)                        2,400     241,200
-------------------------------------------------------------------------------------
Network Appliance, Inc.(1)                                         8,200     369,000
-------------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                                        4,800     145,200
-------------------------------------------------------------------------------------
Storage Technology Corp. (New)(1)                                  2,300      81,794
-------------------------------------------------------------------------------------
VideoServer, Inc.(1)                                               5,300      97,388
                                                                          -----------
                                                                           2,709,196
-------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 6.9%
Abacus Direct Corp.(1)                                             2,900     131,950
-------------------------------------------------------------------------------------
Applied Micro Circuits Corp.(1)                                    4,400     149,463
-------------------------------------------------------------------------------------
Aware, Inc.(1)                                                     5,700     154,969
-------------------------------------------------------------------------------------
Best Software, Inc.(1)                                             4,800     114,000
-------------------------------------------------------------------------------------
BindView Development Corp.(1)                                      5,400     148,500
-------------------------------------------------------------------------------------
BroadVision, Inc.(1)                                               3,900     124,800
-------------------------------------------------------------------------------------
Concord Communications, Inc.(1)                                    2,300     130,525
-------------------------------------------------------------------------------------
Dendrite International, Inc.(1)                                    7,300     182,272
-------------------------------------------------------------------------------------
Diamond Technology Partners, Inc.(1)                               7,700     147,263
-------------------------------------------------------------------------------------
Documentum, Inc.(1)                                                3,400     181,688
-------------------------------------------------------------------------------------
DSET Corp.(1)                                                     10,000     103,750
-------------------------------------------------------------------------------------
First Data Corp.                                                   2,800      88,725
-------------------------------------------------------------------------------------
Great Plains Software, Inc.(1)                                     3,000     144,750
-------------------------------------------------------------------------------------
IDX Systems Corp.(1)                                               2,900     127,600
-------------------------------------------------------------------------------------
Legato Systems, Inc.(1)                                            3,900     257,156
-------------------------------------------------------------------------------------
Macromedia, Inc.(1)                                                5,200     175,175
-------------------------------------------------------------------------------------
Medical Manager Corp.(1)                                           3,300     103,538
-------------------------------------------------------------------------------------
MedQuist, Inc.(1)                                                  2,100      82,950
-------------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                                       3,800     240,350

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                                          VALUE
                                                              SHARES      NOTE 1
-------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES (CONTINUED)

Micromuse, Inc.(1)                                                 6,300  $  122,850
-------------------------------------------------------------------------------------
MicroStrategy, Inc.(1)                                             4,500     141,750
-------------------------------------------------------------------------------------
Network Associates, Inc.(1)                                        5,000     331,250
-------------------------------------------------------------------------------------
New Era of Networks, Inc.(1)                                       5,000     220,000
-------------------------------------------------------------------------------------
QuadraMed Corp.(1)                                                 6,100     125,050
-------------------------------------------------------------------------------------
Rational Software Corp.(1)                                         4,300     113,950
-------------------------------------------------------------------------------------
SAP AG, Preference                                                   200      96,006
-------------------------------------------------------------------------------------
Sapient Corp.(1)                                                   3,200     179,200
-------------------------------------------------------------------------------------
Software AG Systems, Inc.(1)                                       4,800      87,000
-------------------------------------------------------------------------------------
SPR, Inc.(1)                                                       3,100      53,475
-------------------------------------------------------------------------------------
SS&C Technologies, Inc.(1)                                         5,900      73,013
-------------------------------------------------------------------------------------
Tier Technologies, Inc., Cl. B(1)                                  5,700      98,325
-------------------------------------------------------------------------------------
TSI International Software Ltd.(1)                                 3,200     153,200
-------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                          3,312     198,513
-------------------------------------------------------------------------------------
Visio Corp.(1)                                                     2,800     102,375
-------------------------------------------------------------------------------------
Wind River Systems, Inc.(1)                                        3,150     148,050
                                                                          -----------
                                                                           5,033,431
-------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.4%
Excel Switching Corp.(1)                                           4,900     186,200
-------------------------------------------------------------------------------------
Tekelec(1)                                                         6,700     110,969
                                                                          -----------
                                                                             297,169
-------------------------------------------------------------------------------------
ELECTRONICS - 2.7%
Bowthorpe plc                                                     19,000     109,312
-------------------------------------------------------------------------------------
Electrocomponents plc                                             23,000     153,680
-------------------------------------------------------------------------------------
Getronics NV                                                       4,000     198,224
-------------------------------------------------------------------------------------
Hoshiden Corp.                                                    10,000     174,128
-------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                          3,900     180,863
-------------------------------------------------------------------------------------
Sony Corp.                                                         1,600     116,274
-------------------------------------------------------------------------------------
TDK Corp.                                                          2,000     182,428
-------------------------------------------------------------------------------------
Uniphase Corp.(1)                                                  3,300     228,938
-------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                                     5,700     260,063
-------------------------------------------------------------------------------------
VTech Holdings Ltd.                                               61,000     266,141
-------------------------------------------------------------------------------------
Waters Corp.(1)                                                    1,200     104,700
                                                                          -----------
                                                                           1,974,751
-------------------------------------------------------------------------------------
PHOTOGRAPHY - 1.2%
Eastman Kodak Co.                                                  6,500     468,000
-------------------------------------------------------------------------------------
Xerox Corp.                                                        3,300     389,400
                                                                          -----------
                                                                             857,400

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                                          VALUE
                                                              SHARES      NOTE 1
-------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 6.7%
-------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 3.3%
Bell Atlantic Corp.                                               12,060  $  685,159
-------------------------------------------------------------------------------------
Cable & Wireless Communications plc(1)                            18,000     163,993
-------------------------------------------------------------------------------------
Century Telephone Enterprises, Inc.                                1,500     101,250
-------------------------------------------------------------------------------------
Tele Danmark AS, B Shares                                          2,000     269,941
-------------------------------------------------------------------------------------
Telecom Italia Mobile SpA                                         27,500     203,470
-------------------------------------------------------------------------------------
Telefonica de Espana                                               4,909     218,615
-------------------------------------------------------------------------------------
U S West, Inc.                                                    12,000     775,500
                                                                          -----------
                                                                           2,417,928
-------------------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY - 3.4%
ALLTELL Corp.                                                      8,400     502,425
-------------------------------------------------------------------------------------
AT&T Corp.                                                        11,400     857,850
-------------------------------------------------------------------------------------
Ericsson LM, B Shares                                              7,000     166,676
-------------------------------------------------------------------------------------
Matsushita Communication Industrial Co.                            2,000      94,128
-------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.                                    17     130,896
-------------------------------------------------------------------------------------
Nokia Oyj, A Shares                                                1,200     146,940
-------------------------------------------------------------------------------------
NTT Mobile Communications Network, Inc.                                3     123,179
-------------------------------------------------------------------------------------
Telecom Italia SpA                                                23,000     196,677
-------------------------------------------------------------------------------------
Vodafone Group plc                                                16,000     258,383
                                                                          -----------
                                                                           2,477,154
-------------------------------------------------------------------------------------
TRANSPORTATION - 1.3%
-------------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.6%
AHL Services, Inc.(1)                                              4,500     140,625
-------------------------------------------------------------------------------------
AMR Corp.(1)                                                       1,300      77,188
-------------------------------------------------------------------------------------
BAA plc                                                           16,000     185,166
-------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                              1,000      52,000
                                                                          -----------
                                                                             454,979
-------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 0.7%
GATX Corp.                                                        10,400     393,900
-------------------------------------------------------------------------------------
MotivePower Industries, Inc.(1)                                    3,300     106,219
                                                                          -----------
                                                                             500,119
-------------------------------------------------------------------------------------
UTILITIES - 5.3%
-------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.5%
CalEnergy, Inc.(1)                                                 2,100      72,844
-------------------------------------------------------------------------------------
Duke Energy Corp.                                                  5,948     381,044
-------------------------------------------------------------------------------------
Endesa SA                                                          6,000     159,219
-------------------------------------------------------------------------------------
FPL Group, Inc.                                                    7,000     431,375
-------------------------------------------------------------------------------------
Houston Industries, Inc.                                           8,900     285,913
-------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                      6,600     195,525
-------------------------------------------------------------------------------------
Montana Power Co.                                                  8,600     486,438

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                                          VALUE
                                                              SHARES      NOTE 1
-------------------------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)

United Utilities plc                                              13,000  $  180,084
-------------------------------------------------------------------------------------
Vivendi (Ex-Generale des Eaux)                                       650     168,725
-------------------------------------------------------------------------------------
Western Resources, Inc.                                            5,200     172,900
                                                                          -----------
                                                                           2,534,067
-------------------------------------------------------------------------------------
GAS UTILITIES - 1.8%
Columbia Energy Group                                              3,700     213,675
-------------------------------------------------------------------------------------
El Paso Energy Corp.                                              12,400     431,675
-------------------------------------------------------------------------------------
MCN Energy Group, Inc.                                             5,000      95,313
-------------------------------------------------------------------------------------
National Fuel Gas Co.                                              5,600     253,050
-------------------------------------------------------------------------------------
Questar Corp.                                                     10,800     209,250
-------------------------------------------------------------------------------------
RWE AG, Preference                                                 2,500      90,812
                                                                          -----------
                                                                           1,293,775
                                                                          -----------
Total Common Stocks (Cost $41,116,877)                                    52,461,533
-------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
-------------------------------------------------------------------------------------
Case Corp., $4.50 Cum. Cv., Series A, Non-Vtg.                     1,100      63,250
-------------------------------------------------------------------------------------
PRIMEDIA, Inc., 10% Preferred Stock, Series D(3)                     500      52,250
-------------------------------------------------------------------------------------
TCR Holding Corp.:
Series B(1)                                                           88           5
Series C(1)                                                           48           3
Series D(1)                                                          127           7
Series E(1)                                                          263          16
                                                                          -----------
Total Preferred Stocks (Cost $155,356)                                       115,531

                                                              UNITS
-------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
-------------------------------------------------------------------------------------
Australis Holdings PTY Ltd./Australia Media Ltd. Wts., Exp.
10/01(3)                                                             100           1
-------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/05                        100       2,414
-------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/06(3)                200       3,625
-------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/07(3)                        344      16,426
-------------------------------------------------------------------------------------
Telefonica de Espana Rts., Exp. 1/99                               4,909       4,365
                                                                          -----------
Total Rights, Warrants and Certificates (Cost $2,825)                         26,831

                                                              PRINCIPAL
                                                              AMOUNT
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.2%
-------------------------------------------------------------------------------------
Arcadia Automobile Receivables Trust, Automobile
Receivables-Backed Nts.,
Series 1998-B, Cl. A3, 5.95%, 11/15/02                        $   75,000      75,352
-------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts., Series 1997-2,
Cl. A, 6.752%, 6/25/07(3)                                         50,000      50,234
-------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile
Receivables-Backed Nts.,
Series 1997-A, Cl. A-5, 6.80%, 2/15/05                            50,000      50,750
                                                                          -----------
Total Asset-Backed Securities (Cost $174,900)                                176,336

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                              PRINCIPAL   VALUE
                                                              AMOUNT      NOTE 1
-------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 0.9%
-------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                           $  100,000  $   99,343
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Gtd. Multiclass Mtg. Participation
Certificates, Series 1711, Cl. EA, 7%, 3/15/24                   100,000     102,281
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
Participation Certificates:
6%, 3/1/09                                                        13,427      13,514
Series 1843, Cl. VB, 7%, 4/15/03                                  15,000      15,319
Series 1849, Cl. VA, 6%, 12/15/10                                 19,551      19,723
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 1542, Cl. QC, 7.504%, 10/15/20(4)                         300,000      39,375
Series 1583, Cl. IC, 7.03%, 1/15/20(4)                           216,903      21,284
-------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                       32,159      32,261
6.50%, 4/1/26                                                     40,535      40,826
7%, 4/1/00                                                        29,658      29,630
-------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Trust 1993-190, Cl. Z, 5.85%,
7/25/08                                                           30,627      30,570
-------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg.
Investment Conduit
Pass-Through Certificates, Series 1994-7, Cl. A18, 6%,
2/25/09                                                           99,442      94,999
-------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22(5)                         125,000     125,078
                                                                          -----------
Total Mortgage-Backed Obligations (Cost $663,696)                            664,203
-------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 4.0%
-------------------------------------------------------------------------------------
Federal Farm Credit Bank, Medium-Term Nts., 5.24%, 10/1/08       100,000      99,536
-------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                      400,000     436,625
7.50%, 11/15/16                                                  660,000     820,875
STRIPS, 5.618%, 11/15/18(6)                                      350,000     116,632
-------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 2/15/06                                                  225,000     237,375
5.75%, 8/15/03                                                   150,000     156,609
6.125%, 8/15/07                                                  200,000     218,625
6.50%, 8/15/05                                                   725,000     796,821
                                                                          -----------
Total U.S. Government Obligations (Cost $2,682,185)                        2,883,098
-------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 12.3%
-------------------------------------------------------------------------------------
BASIC MATERIALS - 0.7%
-------------------------------------------------------------------------------------
CHEMICALS - 0.4%
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B,
9/15/07                                                           75,000      60,375
-------------------------------------------------------------------------------------
Morton International, Inc., 9.25% Credit Sensitive Nts.,
6/1/20                                                            35,000      47,641
-------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                            35,000      44,771
-------------------------------------------------------------------------------------
Rexene Corp. (New), 11.75% Sr. Nts., 12/1/04(3)                   50,000      53,750
-------------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc., 0%/13.50% Sr. Disc. Nts.,
8/15/08(7)                                                        75,000      31,500
-------------------------------------------------------------------------------------
Texas Petrochemicals Corp., 11.125% Sr. Sub. Nts., Series B,
7/1/06                                                            75,000      74,250
                                                                          -----------
                                                                             312,287

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                              PRINCIPAL   VALUE
                                                              AMOUNT      NOTE 1
-------------------------------------------------------------------------------------
METALS - 0.2%
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                    $   35,000  $   37,409
-------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts.,
Series B, 4/15/03                                                 75,000      24,000
-------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                  75,000      74,812
                                                                          -----------
                                                                             136,221
-------------------------------------------------------------------------------------
PAPER - 0.1%
Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04(3)                   50,000      54,250
-------------------------------------------------------------------------------------
Stone Container Corp., 9.875% Sr. Nts., 2/1/01                    50,000      50,875
                                                                          -----------
                                                                             105,125
-------------------------------------------------------------------------------------
CAPITAL GOODS - 1.6%
-------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 1.2%
Advance Holding Corp., 0%/12.875% Sr. Disc. Nts., 4/15/09(7)      50,000      29,250
-------------------------------------------------------------------------------------
Advance Stores Co., Inc., 10.25% Sr. Unsec. Sub. Nts.,
Series B, 4/15/08                                                 25,000      25,375
-------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50% Sr. Nts.,
Series B, 4/1/02(3)                                              125,000     130,937
-------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Unsec. Nts., Series B,
10/15/04(3)                                                       75,000      56,625
-------------------------------------------------------------------------------------
Jordan Telecommunication Products, Inc., 9.875% Sr. Nts.,
Series B, 8/1/07                                                  50,000      49,750
-------------------------------------------------------------------------------------
KSL Recreation Group, Inc., 10.25% Sr. Sub. Nts., 5/1/07(3)       50,000      50,000
-------------------------------------------------------------------------------------
Maxim Group, Inc. (The), 9.25% Sr. Sub. Nts., Series B,
10/15/07(3)                                                       50,000      49,750
-------------------------------------------------------------------------------------
Mrs. Fields Holding Co., Units (each unit consists of $1,000 principal amount of 0%/14% sr. sec. disc. nts., 12/1/05 and
warrants to purchase shares of common stock)(3)(7)(8)            100,000      57,500
-------------------------------------------------------------------------------------
Ocean Energy, Inc., 8.375% Sr. Unsec. Sub. Nts., Series B,
7/1/08                                                            50,000      46,750
-------------------------------------------------------------------------------------
Production Resource Group, LLC/PRG Finance Corp., 11.50% Sr.
Unsec. Sub. Nts., 1/15/08(3)                                      75,000      73,875
-------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, 6.55% Nts., 1/20/07(2)                    75,000      72,539
-------------------------------------------------------------------------------------
Simonds Industries, Inc., 10.25% Sr. Sub. Nts., 7/1/08(3)         50,000      51,250
-------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                              50,000      52,768
-------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 0%/12.50% Sr. Disc. Debs.,
6/1/08(3)(7)                                                      75,000      36,000
-------------------------------------------------------------------------------------
Tyco International Group SA, 6.125% Unsec. Nts., 6/15/01          75,000      75,799
-------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B,
12/1/06                                                           40,000      39,636
                                                                          -----------
                                                                             897,804
-------------------------------------------------------------------------------------
MANUFACTURING - 0.4%
Federal-Mogul Corp., 7.50% Nts., 7/1/04                           75,000      75,975
-------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series B,
8/1/07(3)                                                         75,000      76,875
-------------------------------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05(3)              50,000      51,250
-------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07      50,000      49,250
-------------------------------------------------------------------------------------
U.S. Filter Corp., 6.375% Bonds, 5/15/01                          75,000      74,502
                                                                          -----------
                                                                             327,852
-------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 3.7%
-------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.4%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07(9)               75,000      75,000
-------------------------------------------------------------------------------------
American Standard Cos., Inc., 10.875% Sr. Nts., 5/15/99           43,000      43,215

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                              PRINCIPAL   VALUE
                                                              AMOUNT      NOTE 1
-------------------------------------------------------------------------------------
AUTOS & HOUSING (CONTINUED)

Black & Decker Corp., 6.625% Nts., 11/15/00                   $   15,000  $   15,256
-------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B,
7/15/07                                                           75,000      64,875
-------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts.,
6/15/07                                                           75,000      78,000
                                                                          -----------
                                                                             276,346
-------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.3%
American Skiing Corp., 12% Sr. Sub. Nts., Series B,
7/15/06(3)                                                        50,000      52,250
-------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.50% Sr. Sub. Nts., Series B,
8/1/04                                                            50,000      45,750
-------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875% Sr. Sub. Nts.,
Series B, 10/15/07                                                75,000      73,875
-------------------------------------------------------------------------------------
Casino America, Inc., 12.50% Sr. Nts., 8/1/03                     50,000      55,625
-------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series
B, 8/15/03                                                        50,000      56,750
-------------------------------------------------------------------------------------
Colorado Gaming & Entertainment Co., 12% Sr. Sec. Nts.,
6/1/03(3)                                                         75,000      80,625
-------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.375% Nts., 6/1/02                          50,000      50,415
-------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series A, 8/1/05           75,000      73,500
-------------------------------------------------------------------------------------
Hollywood Casino Corp., 12.75% Gtd. Sr. Sec. Nts., 11/1/03        75,000      79,875
-------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07               50,000      51,875
-------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority (Connecticut), 13.50% Sr.
Sec. Nts., Series B, 11/15/02                                     50,000      60,250
-------------------------------------------------------------------------------------
Players International, Inc., 10.875% Sr. Nts., 4/15/05            75,000      80,812
-------------------------------------------------------------------------------------
Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05          50,000      54,750
-------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00          50,000      46,000
-------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07               75,000      78,750
                                                                          -----------
                                                                             941,102
-------------------------------------------------------------------------------------
MEDIA - 1.5%
Adelphia Communications Corp., 10.50% Sr. Unsec. Nts.,
Series B, 7/15/04                                                 75,000      84,375
-------------------------------------------------------------------------------------
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series
B, 2/1/08                                                         75,000      76,125
-------------------------------------------------------------------------------------
Australis Holdings PTY Ltd., 0%/15% Sr. Sec. Disc. Nts.,
11/1/02(3)(7)                                                    100,000       5,250
-------------------------------------------------------------------------------------
Big Flower Press Holdings, Inc., 8.625% Sr. Sub. Nts.,
12/1/08(2)                                                        75,000      76,125
-------------------------------------------------------------------------------------
Century Communications Corp., 9.75% Sr. Nts., 2/15/02             50,000      54,250
-------------------------------------------------------------------------------------
Century Communications Corp., Zero Coupon Sr. Disc. Nts.,
Series B, 8.511%, 1/15/08(6)                                      50,000      25,250
-------------------------------------------------------------------------------------
Comcast Corp., 9.125% Sr. Sub. Debs., 10/15/06                    50,000      53,500
-------------------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub. Nts., 5/15/06                 50,000      54,750
-------------------------------------------------------------------------------------
Diva Systems Corp., Units (each unit consists of $1,000
principal amount of 0%/12.625% sr. disc. nts., 3/1/08 and
three warrants to purchase three shares of common
stock)(2)(7)(8)                                                  100,000      41,500
-------------------------------------------------------------------------------------
EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec.
Disc. Nts., 3/15/04(7)                                            50,000      50,125
-------------------------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285% Sr. Disc. Debs., Series
B, 4/15/10(7)                                                    100,000      69,000
-------------------------------------------------------------------------------------
Fox/Liberty Networks LLC, 8.875% Sr. Nts., 8/15/07                25,000      25,625
-------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9.25% Gtd. Sr.
Sub. Nts., 3/15/07                                                75,000      79,500
-------------------------------------------------------------------------------------
Interepublic National Radio Sales Corp., 10% Sr. Unsec. Sub.
Nts., 7/1/08(3)                                                   50,000      51,750

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                              PRINCIPAL   VALUE
                                                              AMOUNT      NOTE 1
-------------------------------------------------------------------------------------
MEDIA (CONTINUED)

James Cable Partners LP, 10.75% Sr. Nts., Series B, 8/15/04   $   50,000  $   52,250
-------------------------------------------------------------------------------------
Marcus Cable Operating Co. LP/Marcus Cable Capital Corp.,
0%/13.50% Gtd. Sr. Sub. Disc. Nts., Series II, 8/1/04(7)          75,000      75,937
-------------------------------------------------------------------------------------
MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06           75,000      76,875
-------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05        50,000      53,250
-------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 11% Sr. Nts., 3/15/04         50,000      53,250
-------------------------------------------------------------------------------------
TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts.,
2/15/07                                                           50,000      16,750
-------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc.
Nts., Series B, 2/15/08(7)                                       100,000      54,500
                                                                          -----------
                                                                           1,129,937
-------------------------------------------------------------------------------------
RETAIL: GENERAL - 0.3%
Federated Department Stores, Inc., 6.125% Cv. Sub. Nts.,
9/1/01(5)                                                         75,000      75,878
-------------------------------------------------------------------------------------
Price/Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                 40,000      43,060
-------------------------------------------------------------------------------------
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06      75,000      79,500
                                                                          -----------
                                                                             198,438
-------------------------------------------------------------------------------------
RETAIL: SPECIALTY - 0.2%
K Mart Corp., 7.75% Debs., 10/1/12                                50,000      51,517
-------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                75,000      78,937
                                                                          -----------
                                                                             130,454
-------------------------------------------------------------------------------------
CONSUMER STAPLES - 0.7%
-------------------------------------------------------------------------------------
CONSUMER SERVICES - 0.1%
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07              75,000      79,125
-------------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts.,
5/15/05                                                           75,000      77,400
-------------------------------------------------------------------------------------
FOOD - 0.3%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts.,
10/15/06                                                          75,000      69,750
-------------------------------------------------------------------------------------
Dole Food Distributing, Inc., 6.75% Nts., 7/15/00                 40,000      40,389
-------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                100,000     107,473
                                                                          -----------
                                                                             217,612
-------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.1%
Jitney-Jungle Stores of America, Inc., 10.375% Sr. Sub.
Nts., 9/15/07                                                     50,000      51,500
-------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.1%
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                        35,000      38,905
-------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625% Sr. Unsec. Sub. Nts.,
2/1/08                                                            75,000      68,625
                                                                          -----------
                                                                             107,530
-------------------------------------------------------------------------------------
ENERGY - 0.7%
-------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.5%
Coastal Corp., 8.125% Sr. Nts., 9/15/02                           15,000      16,078
-------------------------------------------------------------------------------------
Forcenergy, Inc., 8.50% Sr. Sub. Nts., Series B, 2/15/07          75,000      55,875
-------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17               50,000      45,219
-------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23            35,000      37,847
-------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                   50,000      53,273

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                              PRINCIPAL   VALUE
                                                              AMOUNT      NOTE 1
-------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS (CONTINUED)

RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08             $   75,000  $   52,875
-------------------------------------------------------------------------------------
Southwest Royalties, Inc., 10.50% Sr. Nts., Series B,
10/15/04                                                          75,000      30,375
-------------------------------------------------------------------------------------
Transamerican Energy Corp., 11.50% Sr. Nts., Series B,
6/15/02(3)                                                        50,000      16,250
-------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs.,
2/1/06                                                            25,000      25,725
                                                                          -----------
                                                                             333,517
-------------------------------------------------------------------------------------
OIL - DOMESTIC - 0.1%
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                 50,000      50,569
-------------------------------------------------------------------------------------
Standard Oil, 9% Gtd. Debs., 6/1/19                               15,000      15,163
                                                                          -----------
                                                                              65,732
-------------------------------------------------------------------------------------
OIL - INTERNATIONAL - 0.1%
Abraxas Petroleum Corp./CDN Abraxas Petroleum Ltd., 11.50%
Sr. Unsec. Nts.,
Series D, 11/1/04                                                 50,000      38,000
-------------------------------------------------------------------------------------
FINANCIAL - 1.2%
-------------------------------------------------------------------------------------
BANKS - 0.1%
Capital One Bank, Inc., 6.375% Sr. Nts., 2/15/03                  50,000      48,131
-------------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01          15,000      16,450
-------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                 15,000      15,199
                                                                          -----------
                                                                              79,780
-------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 0.6%
American General Institutional Capital B, 8.125% Bonds,
Series B, 3/15/46(2)                                              50,000      57,715
-------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                  40,000      39,370
-------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Medium-Term Nts., Series
D, 3/1/01                                                         90,000      90,374
-------------------------------------------------------------------------------------
General Electric Capital Corp., 5.77% Nts., Series A,
8/27/01                                                           75,000      75,836
-------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01             25,000      25,089
-------------------------------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Nts., 8/1/01(2)                        75,000      73,965
-------------------------------------------------------------------------------------
Olympic Financial Ltd., Units (each unit consists of $1,000
principal amount of 11.50% sr. nts., 3/15/07 and one warrant
to purchase 6.84 shares of common stock)(3)(8)                    75,000      56,625
                                                                          -----------
                                                                             418,974
-------------------------------------------------------------------------------------
INSURANCE - 0.2%
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                 50,000      47,965
-------------------------------------------------------------------------------------
Conseco, Inc., 6.40% Nts., 6/15/01                                75,000      71,929
-------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.75% Nts., 4/15/01            15,000      15,361
                                                                          -----------
                                                                             135,255
-------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01      80,000      79,488
-------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                         50,000      50,422
-------------------------------------------------------------------------------------
Simon DeBartolo Group, Inc., 6.625% Nts., 6/15/03                 75,000      74,227
                                                                          -----------
                                                                             204,137

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                              PRINCIPAL   VALUE
                                                              AMOUNT      NOTE 1
-------------------------------------------------------------------------------------
HEALTHCARE - 0.6%
-------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 0.1%
Integrated Health Services, Inc., 9.25% Sr. Sub. Nts.,
Series A, 1/15/08                                             $   50,000  $   47,000
-------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.5%
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01               30,000      29,785
-------------------------------------------------------------------------------------
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06           25,000      27,875
-------------------------------------------------------------------------------------
ICN Pharmaceutical, Inc., 8.75% Sr. Nts., 11/15/08(2)             75,000      76,125
-------------------------------------------------------------------------------------
Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series
B, 11/1/07                                                        75,000      72,188
-------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec. Sub. Nts.,
8/15/06(3)                                                        50,000      45,250
-------------------------------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr. Nts., 7/15/04                  50,000      52,625
-------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8% Sr. Nts., 1/15/05                      50,000      51,808
                                                                          -----------
                                                                             355,656
-------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.4%
-------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.1%
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                          75,000      70,500
-------------------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY - 2.3%
AT&T Capital Corp., 6.25% Medium-Term Nts., Series F,
5/15/01                                                           75,000      74,046
-------------------------------------------------------------------------------------
Coaxial Communications, Inc., 10% Sr. Unsec. Nts.,
8/15/06(3)                                                        75,000      77,813
-------------------------------------------------------------------------------------
Comcast Cellular Communications, Inc., 9.50% Sr. Nts.,
5/1/07                                                            75,000      79,875
-------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs.,
11/15/07(7)                                                       50,000      42,500
-------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts.,
2/15/07(7)                                                        75,000      53,250
-------------------------------------------------------------------------------------
e.spire Communications, Inc., 0%/13% Sr. Disc. Nts.,
11/1/05(7)                                                       100,000      75,500
-------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08              75,000      75,375
-------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(7)        75,000      54,188
-------------------------------------------------------------------------------------
Hermes Europe Railtel BV, 10.375% Sr. Nts., 1/15/09(2)(10)        75,000      76,125
-------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 3/15/07(7)        100,000      65,000
-------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon
Nts., Series B, 2/1/06(7)                                        150,000     123,750
-------------------------------------------------------------------------------------
Iridium LLC/Iridium Capital Corp., 11.25% Sr. Nts., Series
C/EN, 7/15/05                                                     75,000      64,875
-------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08      75,000      74,438
-------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts.,
Series B, 6/1/06(7)                                               50,000      37,375
-------------------------------------------------------------------------------------
Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts.,
8/15/04(7)                                                        50,000      48,750
-------------------------------------------------------------------------------------
Optel, Inc., 11.50% Sr. Unsec. Nts., 7/1/08                       50,000      49,000
-------------------------------------------------------------------------------------
Price Communications Cellular Holdings, Inc., 11.25% Sr.
Nts., 8/15/08(9)                                                  50,000      47,500
-------------------------------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Nts., 11/1/08(2)                         50,000      52,625
-------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc.
Nts., 10/15/07(7)                                                 75,000      58,313
-------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Unsec. Nts., 3/1/08            50,000      46,250
-------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr.
Nts., 8/15/06                                                     75,000      87,000
-------------------------------------------------------------------------------------
Talton Holdings, Inc., 11% Gtd. Sr. Unsec. Bonds, Series B,
6/30/07                                                           75,000      71,625
-------------------------------------------------------------------------------------
TeleWest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(7)                                25,000      21,000
9.625% Sr. Debs., 10/1/06                                         25,000      25,875

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                          MARKET
                                                              PRINCIPAL   VALUE
                                                              AMOUNT      NOTE 1
-------------------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY (CONTINUED)

US West Capital Funding, Inc., 6.125% Nts., 7/15/02           $   75,000  $   76,759
-------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07              50,000      53,250
-------------------------------------------------------------------------------------
Winstar Communications, Inc., 0%/14% Sr. Disc. Nts.,
10/15/05(7)                                                       50,000      35,750
                                                                          -----------
                                                                           1,647,807
-------------------------------------------------------------------------------------
TRANSPORTATION - 0.3%
-------------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.1%
Canadian Airlines Corp., 12.25% Sr. Nts., 8/1/06                  75,000      51,375
-------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06           75,000      47,625
                                                                          -----------
                                                                              99,000
-------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 0.2%
CSX Corp., 7.05% Debs., 5/1/02                                    75,000      78,365
-------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                       50,000      55,179
-------------------------------------------------------------------------------------
Union Pacific Corp., 7% Nts., 6/15/00                             15,000      15,288
                                                                          -----------
                                                                             148,832
-------------------------------------------------------------------------------------
SHIPPING - 0.0%
Golden Ocean Group Ltd., 10% Sr. Unsec. Nts., 8/31/01             50,000      15,000
-------------------------------------------------------------------------------------
UTILITIES - 0.4%
-------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.2%
AES Corp., 8% Sr. Nts., 12/31/08                                  50,000      49,529
-------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.125% Sr. Unsec. Nts., Series
C, 7/1/01                                                         75,000      76,540
                                                                          -----------
                                                                             126,069
-------------------------------------------------------------------------------------
GAS UTILITIES - 0.2%
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01         50,000      50,782
-------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                   50,000      53,372
-------------------------------------------------------------------------------------
Williams Cos., Inc., 6.20% Nts., 8/1/02                           75,000      75,247
                                                                          -----------
                                                                             179,401
                                                                          -----------
Total Non-Convertible Corporate Bonds and Notes (Cost
$9,341,234)                                                                8,953,393
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.4%
-------------------------------------------------------------------------------------
Repurchase  agreement with  PaineWebber,  Inc.,  4.85%,  dated  12/31/98,  to be repurchased  at  $7,599,093 on 1/4/99,  collateralized  by U.S.  Treasury  Nts.,
7.75%, 11/30/99, with
a value of $7,760,518 (Cost $7,595,000)                        7,595,000   7,595,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $61,732,073)                     100.0% 72,875,925
-------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                               (0.0)    (26,772 )
                                                              ----------  -----------
NET ASSETS                                                         100.0% $72,849,153
                                                              ----------  -----------
                                                              ----------  -----------

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $767,934 or 1.05% of the Fund's net assets as of December 31, 1998.

3. Identifies issues considered to be illiquid or restricted - See Note 6 of Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

5. Represents the current interest rate for a variable rate security.

6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

9. Interest or dividend is paid in kind.

10. When-issued security to be delivered and settled after December 31, 1998.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                           TOTAL                             GOVERNMENT
                           RETURN            GROWTH          SECURITIES
                           PORTFOLIO         PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------
ASSETS
Investments, at value
(cost *) (including
repurchase
agreements **) - see
accompanying statements    $ 1,345,914,709   $ 925,715,939   $ 24,436,187
-------------------------------------------------------------------------
Cash                               184,635         132,602        201,864
-------------------------------------------------------------------------
Receivables:
Dividends, interest and
principal paydowns               6,925,648       1,034,074        303,903
Shares of capital stock
sold                               207,463         131,967            316
Investments sold                 6,383,315       8,110,058             --
Daily variation on
futures contracts - see
applicable note                    458,150              --             --
Other                               18,041          11,551          1,728
                           ---------------   -------------   ------------
Total assets                 1,360,091,961     935,136,191     24,943,998
-------------------------------------------------------------------------
LIABILITIES
Payables and other
liabilities:
Investments purchased           15,394,819      14,928,624             --
Shares of capital stock
redeemed                           734,711       1,251,364          5,999
Custodian fees                       9,745          15,214            319
Legal and auditing fees             24,427          19,888          7,336
Shareholder reports                  8,804           9,310          4,631
Registration and filing
fees                                33,218          38,666             --
Transfer and shareholder
servicing agent fees                 2,035             483            616
Other                                1,823           1,183          2,218
                           ---------------   -------------   ------------
Total liabilities               16,209,582      16,264,732         21,119
-------------------------------------------------------------------------
NET ASSETS                 $ 1,343,882,379   $ 918,871,459   $ 24,922,879
                           ---------------   -------------   ------------
                           ---------------   -------------   ------------
-------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Par value of shares of
capital stock              $       704,410   $     280,759   $     22,014
-------------------------------------------------------------------------
Additional paid-in
capital                      1,116,469,294     690,886,056     22,932,372
-------------------------------------------------------------------------
Undistributed net
investment income               42,986,942      10,166,774      1,337,809
-------------------------------------------------------------------------
Accumulated net realized
gain (loss) from
investments
and foreign currency
transactions                    36,977,889      33,277,597       (609,390)
-------------------------------------------------------------------------
Net unrealized
appreciation
(depreciation) on
investments and
translation of assets and
liabilities
denominated in foreign
currencies                     146,743,844     184,260,273      1,240,074
                           ---------------   -------------   ------------
Net assets                 $ 1,343,882,379   $ 918,871,459   $ 24,922,879
                           ---------------   -------------   ------------
                           ---------------   -------------   ------------
-------------------------------------------------------------------------
SHARES OF CAPITAL STOCK
OUTSTANDING                    704,410,395     280,759,431     22,014,005
-------------------------------------------------------------------------
NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE   $          1.91   $        3.27   $       1.13
*Cost                      $ 1,209,354,422   $ 741,455,666   $ 23,170,302
**Repurchase agreements    $    57,700,000   $  23,800,000   $  1,100,000

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (CONTINUED)

                                            LIFESPAN                      LIFESPAN
                           INTERNATIONAL    DIVERSIFIED    LIFESPAN       CAPITAL
                           EQUITY           INCOME         BALANCED       APPRECIATION
                           PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------
ASSETS
Investments, at value
(cost *) (including
repurchase
agreements **) - see
accompanying statements     $ 103,104,406   $ 43,181,713   $ 85,648,910    $ 72,875,925
---------------------------------------------------------------------------------------
Cash                               80,720         24,394         24,087           8,711
---------------------------------------------------------------------------------------
Receivables:
Dividends, interest and
principal paydowns                235,016        540,697        661,782         355,429
Shares of capital stock
sold                              136,018         18,567             --           6,017
Investments sold                       --        122,959        386,207         431,294
Daily variation on
futures contracts - see
applicable note                        --             --             --              --
Other                               3,447          2,479          3,347           2,847
                           --------------   ------------   ------------   -------------
Total assets                  103,559,607     43,890,809     86,724,333      73,680,223
---------------------------------------------------------------------------------------
LIABILITIES
Payables and other
liabilities:
Investments purchased                  --        185,290        771,738         802,587
Shares of capital stock
redeemed                          122,977             --         46,561              --
Custodian fees                     11,579          7,600          7,039           2,364
Legal and auditing fees             9,507          7,052          9,010           8,981
Shareholder reports                 7,818          7,166          9,760          12,396
Registration and filing
fees                                2,337          2,742          4,918           3,209
Transfer and shareholder
servicing agent fees                1,058          1,238          1,029           1,077
Other                                 583            640            868             456
                           --------------   ------------   ------------   -------------
Total liabilities                 155,859        211,728        850,923         831,070
---------------------------------------------------------------------------------------
NET ASSETS                  $ 103,403,748   $ 43,679,081   $ 85,873,410    $ 72,849,153
                           --------------   ------------   ------------   -------------
                           --------------   ------------   ------------   -------------
---------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Par value of shares of
capital stock               $      65,895   $     37,415   $     67,155    $     53,763
---------------------------------------------------------------------------------------
Additional paid-in
capital                        76,649,719     39,532,136     73,932,226      61,270,795
---------------------------------------------------------------------------------------
Undistributed net
investment income                 576,688      2,150,194      2,595,467       1,570,493
---------------------------------------------------------------------------------------
Accumulated net realized
gain (loss) from
investments
and foreign currency
transactions                      216,254        555,096       (955,181)     (1,189,648)
---------------------------------------------------------------------------------------
Net unrealized
appreciation
(depreciation) on
investments and
translation of assets and
liabilities
denominated in foreign
currencies                     25,895,192      1,404,240     10,233,743      11,143,750
                           --------------   ------------   ------------   -------------
Net assets                  $ 103,403,748   $ 43,679,081   $ 85,873,410    $ 72,849,153
                           --------------   ------------   ------------   -------------
                           --------------   ------------   ------------   -------------
---------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK
OUTSTANDING                    65,894,927     37,415,435     67,154,567      53,762,813
---------------------------------------------------------------------------------------
NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE    $        1.57   $       1.17   $       1.28    $       1.36
*Cost                       $  77,209,375   $ 41,777,473   $ 75,415,118    $ 61,732,073
**Repurchase agreements     $   2,800,000   $  4,706,000   $  8,831,000    $  7,595,000

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                           TOTAL                          GOVERNMENT
                           RETURN          GROWTH         SECURITIES
                           PORTFOLIO       PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------
INVESTMENT INCOME
Interest (net of
withholding taxes of *)    $  41,622,822   $  4,937,302   $ 1,519,588
---------------------------------------------------------------------
Dividends (net of
withholding taxes of **)       8,395,507      9,934,645            --
                           -------------   ------------   -----------
Total income                  50,018,329     14,871,947     1,519,588
---------------------------------------------------------------------
EXPENSES
Custodian fees and
expenses                          46,333         31,729           264
---------------------------------------------------------------------
Shareholder reports               11,957         12,315         6,434
---------------------------------------------------------------------
Accounting service fees -
see applicable note               15,000         15,000        15,000
---------------------------------------------------------------------
Legal and auditing fees           46,592         23,931         6,599
---------------------------------------------------------------------
Insurance expenses                14,271          6,923         1,390
---------------------------------------------------------------------
Directors' fees and
expenses                          36,750          4,477         1,305
---------------------------------------------------------------------
Registration and filing
fees                              32,541         38,345            --
---------------------------------------------------------------------
Management fees - see
applicable note                6,893,133      4,523,009       126,217
---------------------------------------------------------------------
Transfer and shareholder
servicing agent fees -
see applicable note                4,274          2,358         2,873
---------------------------------------------------------------------
Other                              2,196          2,304         2,630
                           -------------   ------------   -----------
Total expenses                 7,103,047      4,660,391       162,712
---------------------------------------------------------------------
NET INVESTMENT INCOME         42,915,282     10,211,556     1,356,876
---------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
Net realized gain (loss)
on:
Investments                   17,806,759     33,310,716       (66,552)
Closing of futures
contracts                     20,330,587             --       (73,575)
Foreign currency
transactions                          --             --            --
Net change in unrealized
appreciation or
depreciation on:
Investments                   54,372,054     24,320,298       627,658
Translation of assets and
liabilities denominated
in
foreign currencies                    --             --            --
                           -------------   ------------   -----------
Net realized and
unrealized gain (loss)        92,509,400     57,631,014       487,531
---------------------------------------------------------------------
NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS                 $ 135,424,682   $ 67,842,570   $ 1,844,407
                           -------------   ------------   -----------
                           -------------   ------------   -----------
*Withholding taxes -
interest                   $          --   $         --   $        --
**Withholding taxes -
dividends                  $          --   $         --   $        --

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998 (CONTINUED)

                                            LIFESPAN                     LIFESPAN
                           INTERNATIONAL    DIVERSIFIED    LIFESPAN      CAPITAL
                           EQUITY           INCOME         BALANCED      APPRECIATION
                           PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (net of
withholding taxes of *)      $    247,798    $ 2,211,127   $ 2,696,623     $ 1,492,845
--------------------------------------------------------------------------------------
Dividends (net of
withholding taxes of **)        1,427,931        271,334       641,115         737,026
                           --------------   ------------   -----------   -------------
Total income                    1,675,729      2,482,461     3,337,738       2,229,871
--------------------------------------------------------------------------------------
EXPENSES
Custodian fees and
expenses                           31,773            264         7,274           6,447
--------------------------------------------------------------------------------------
Shareholder reports                 9,979          3,245        12,530          13,901
--------------------------------------------------------------------------------------
Accounting service fees -
see applicable note                15,000         15,000        15,000          15,000
--------------------------------------------------------------------------------------
Legal and auditing fees            11,802          4,631        10,815           6,717
--------------------------------------------------------------------------------------
Insurance expenses                  3,262          2,586         3,044           2,741
--------------------------------------------------------------------------------------
Directors' fees and
expenses                            3,018          2,624         3,035           3,121
--------------------------------------------------------------------------------------
Registration and filing
fees                                2,339          2,696         4,814           3,167
--------------------------------------------------------------------------------------
Management fees - see
applicable note                   945,935        287,965       648,865         567,142
--------------------------------------------------------------------------------------
Transfer and shareholder
servicing agent fees -
see applicable note                 2,959          3,157         2,859           2,865
--------------------------------------------------------------------------------------
Other                               3,528            257         1,936           2,416
                           --------------   ------------   -----------   -------------
Total expenses                  1,029,595        322,425       710,172         623,517
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME             646,134      2,160,036     2,627,566       1,606,354
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
Net realized gain (loss)
on:
Investments                     1,628,113        570,917      (785,225)     (1,012,512)
Closing of futures
contracts                              --             --            --              --
Foreign currency
transactions                   (1,399,644)            --      (163,659)       (165,269)
Net change in unrealized
appreciation or
depreciation on:
Investments                     9,699,026       (928,198)    2,130,211       2,684,474
Translation of assets and
liabilities denominated
in
foreign currencies              5,242,221             --       632,075         687,122
                           --------------   ------------   -----------   -------------
Net realized and
unrealized gain (loss)         15,169,716       (357,281)    1,813,402       2,193,815
--------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS                   $ 15,815,850    $ 1,802,755   $ 4,440,968     $ 3,800,169
                           --------------   ------------   -----------   -------------
                           --------------   ------------   -----------   -------------
*Withholding taxes -
interest                     $         --    $       289   $       722     $       433
**Withholding taxes -
dividends                    $    146,782    $        --   $    18,142     $    21,582

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                         TOTAL
                                        RETURN                             GROWTH
                                       PORTFOLIO                         PORTFOLIO
                                      1998              1997             1998            1997
---------------------------------------------------------------------------------------------
OPERATIONS
Net investment income      $    42,915,282   $    43,104,000   $   10,211,556   $   9,988,627
---------------------------------------------------------------------------------------------
Net realized gain (loss)        38,137,346       144,786,846       33,310,716     108,263,083
---------------------------------------------------------------------------------------------
Net change in unrealized
appreciation or
depreciation                    54,372,054        14,497,050       24,320,298      45,697,012
                           ---------------   ---------------   --------------   -------------
Net increase in net
assets resulting from
operations                     135,424,682       202,387,896       67,842,570     163,948,722
---------------------------------------------------------------------------------------------
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS
Dividends from net
investment income              (42,620,811)      (38,831,970)      (9,799,624)     (6,502,490)
---------------------------------------------------------------------------------------------
Distributions from net
realized gain                 (144,299,156)      (95,341,180)    (107,624,371)    (46,127,035)
---------------------------------------------------------------------------------------------
CAPITAL STOCK
TRANSACTIONS
Net increase (decrease)
in net assets resulting
from
capital stock
transactions - Note 2          116,654,347        88,432,903      137,081,544     133,829,865
---------------------------------------------------------------------------------------------
NET ASSETS
Total increase                  65,159,062       156,647,649       87,500,119     245,149,062
---------------------------------------------------------------------------------------------
Beginning of period          1,278,723,317     1,122,075,668      831,371,340     586,222,278
                           ---------------   ---------------   --------------   -------------
End of period              $ 1,343,882,379   $ 1,278,723,317   $  918,871,459   $ 831,371,340
                           ---------------   ---------------   --------------   -------------
                           ---------------   ---------------   --------------   -------------
Undistributed net
investment income          $    42,986,942   $    42,609,690   $   10,166,774   $   9,770,088

                                   GOVERNMENT                   INTERNATIONAL
                                   SECURITIES                       EQUITY
                                    PORTFOLIO                     PORTFOLIO
                                   1998           1997            1998           1997
-------------------------------------------------------------------------------------
OPERATIONS
Net investment income      $  1,356,876   $  1,373,656   $     646,134   $    527,431
-------------------------------------------------------------------------------------
Net realized gain (loss)       (140,127)       (69,942)        228,469      2,662,634
-------------------------------------------------------------------------------------
Net change in unrealized
appreciation or
depreciation                    627,658        644,731      14,941,247      2,591,115
                           ------------   ------------   -------------   ------------
Net increase in net
assets resulting from
operations                    1,844,407      1,948,445      15,815,850      5,781,180
-------------------------------------------------------------------------------------
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS
Dividends from net
investment income            (1,367,579)    (1,463,333)       (404,500)      (407,257)
-------------------------------------------------------------------------------------
Distributions from net
realized gain                        --             --      (2,680,566)    (1,170,863)
-------------------------------------------------------------------------------------
CAPITAL STOCK
TRANSACTIONS
Net increase (decrease)
in net assets resulting
from
capital stock
transactions - Note 2           727,031         (1,670)      8,415,516     15,468,927
-------------------------------------------------------------------------------------
NET ASSETS
Total increase                1,203,859        483,442      21,146,300     19,671,987
-------------------------------------------------------------------------------------
Beginning of period          23,719,020     23,235,578      82,257,448     62,585,461
                           ------------   ------------   -------------   ------------
End of period              $ 24,922,879   $ 23,719,020   $ 103,403,748   $ 82,257,448
                           ------------   ------------   -------------   ------------
                           ------------   ------------   -------------   ------------
Undistributed net
investment income          $  1,337,809   $  1,356,173   $     576,688   $    390,416

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)

                                    LIFESPAN
                                   DIVERSIFIED                    LIFESPAN
                                     INCOME                       BALANCED
                                    PORTFOLIO                     PORTFOLIO
                                   1998           1997           1998           1997
------------------------------------------------------------------------------------
OPERATIONS
Net investment income      $  2,160,036   $  1,675,773   $  2,627,566   $  2,045,313
------------------------------------------------------------------------------------
Net realized gain (loss)        570,917        298,037       (948,884)     2,515,126
------------------------------------------------------------------------------------
Net change in unrealized
appreciation or
depreciation                   (928,198)     1,310,516      2,762,286      2,434,472
                           ------------   ------------   ------------   ------------
Net increase in net
assets resulting from
operations                    1,802,755      3,284,326      4,440,968      6,994,911
------------------------------------------------------------------------------------
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS
Dividends from net
investment income            (1,661,998)    (1,155,828)    (1,965,841)    (1,134,469)
------------------------------------------------------------------------------------
Distributions from net
realized gain                  (294,680)       (41,610)    (2,467,048)      (612,613)
------------------------------------------------------------------------------------
CAPITAL STOCK
TRANSACTIONS
Net increase (decrease)
in net assets resulting
from
capital stock
transactions - Note 2         9,717,189      6,754,828     17,172,548     12,108,631
------------------------------------------------------------------------------------
NET ASSETS
Total increase                9,563,266      8,841,716     17,180,627     17,356,460
------------------------------------------------------------------------------------
Beginning of period          34,115,815     25,274,099     68,692,783     51,336,323
                           ------------   ------------   ------------   ------------
End of period              $ 43,679,081   $ 34,115,815   $ 85,873,410   $ 68,692,783
                           ------------   ------------   ------------   ------------
                           ------------   ------------   ------------   ------------
Undistributed net
investment income          $  2,150,194   $  1,650,130   $  2,595,467   $  1,955,234

                                    LIFESPAN
                                     CAPITAL
                                  APPRECIATION
                                    PORTFOLIO
                                   1998           1997
------------------------------------------------------
OPERATIONS
Net investment income      $  1,606,354   $  1,214,368
------------------------------------------------------
Net realized gain (loss)     (1,177,781)     2,533,295
------------------------------------------------------
Net change in unrealized
appreciation or
depreciation                  3,371,596      2,665,698
                           ------------   ------------
Net increase in net
assets resulting from
operations                    3,800,169      6,413,361
------------------------------------------------------
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS
Dividends from net
investment income            (1,183,734)      (402,394)
------------------------------------------------------
Distributions from net
realized gain                (2,498,475)    (1,024,277)
------------------------------------------------------
CAPITAL STOCK
TRANSACTIONS
Net increase (decrease)
in net assets resulting
from
capital stock
transactions - Note 2        11,351,711     14,398,598
------------------------------------------------------
NET ASSETS
Total increase               11,469,671     19,385,288
------------------------------------------------------
Beginning of period          61,379,482     41,994,194
                           ------------   ------------
End of period              $ 72,849,153   $ 61,379,482
                           ------------   ------------
                           ------------   ------------
Undistributed net
investment income          $  1,570,493   $  1,170,826

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                    YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------------
                                  1998         1997         1996(1)      1995         1994
----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of
period                             $2.00        $1.91        $1.75        $1.51        $1.65
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                .06          .07          .07          .07          .06
Net realized and unrealized
gain (loss)                          .14          .25          .11          .30         (.09)
----------------------------------------------------------------------------------------------
Total income (loss) from
investment operations                .20          .32          .18          .37         (.03)
----------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                              (.07)        (.07)        (.01)        (.07)        (.06)
Distributions from net
realized gain                       (.22)        (.16)        (.01)        (.06)        (.05)
----------------------------------------------------------------------------------------------
Total dividends and
distributions to shareholders       (.29)        (.23)        (.02)        (.13)        (.11)
----------------------------------------------------------------------------------------------
Net asset value, end of period     $1.91        $2.00        $1.91        $1.75        $1.51
                                  --------     --------     --------     --------     --------
                                  --------     --------     --------     --------     --------
----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE(2)                           10.90%       18.81%       10.14%       24.66%       (1.97)%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                         $1,344       $1,279       $1,122         $994         $742
----------------------------------------------------------------------------------------------
Average net assets (in
millions)                         $1,299       $1,208       $1,058         $864(3)      $687(3)
----------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income               3.30%        3.57%        4.12%        4.48%        4.21%
Expenses                            0.55%        0.55%        0.55%        0.59%        0.56%
----------------------------------------------------------------------------------------------
Portfolio turnover rate(4)          92.5%       103.5%       104.3%        62.3%        88.3%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3. This information is not covered by the auditors' opinion.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $1,069,202,081 and $1,113,803,553, respectively.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                     YEAR ENDED DECEMBER 31,
                                -----------------------------------------------------------------
                                1998              1997         1996(1)      1995         1994
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of
period                                  $3.45        $2.98        $2.53        $1.97        $2.08
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                     .04          .04          .04          .04          .03
Net realized and unrealized
gain (loss)                               .26          .69          .43          .71         (.04)
-------------------------------------------------------------------------------------------------
Total income (loss) from
investment operations                     .30          .73          .47          .75         (.01)
-------------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.04)        (.03)        (.01)        (.04)        (.03)
Distributions from net
realized gain                            (.44)        (.23)        (.01)        (.15)        (.07)
-------------------------------------------------------------------------------------------------
Total dividends and
distributions to shareholders            (.48)        (.26)        (.02)        (.19)        (.10)
-------------------------------------------------------------------------------------------------
Net asset value, end of period          $3.27        $3.45        $2.98        $2.53        $1.97
                                        -----     --------     --------     --------     --------
                                        -----     --------     --------     --------     --------
-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE(2)                                 8.43%       26.37%       18.87%       38.06%       (0.51)%
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
thousands)                      $     918,871     $831,371     $586,222     $405,935     $230,195
-------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                      $     877,874     $721,555     $494,281     $303,193(3)  $198,879(3)
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    1.16%        1.38%        1.63%        2.01%        1.87%
Expenses                                 0.53%        0.54%        0.58%        0.66%        0.67%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)               97.8%        91.8%        82.5%        69.3%        97.3%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3. This information is not covered by the auditors' opinion.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $853,990,249 and $769,342,848, respectively.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                    YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------------
                                  1998         1997         1996(1)      1995         1994
----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of
period                               $1.11        $1.09        $1.07        $0.95        $1.06
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                  .06          .07          .07          .06          .06
Net realized and unrealized
gain (loss)                            .03          .02         (.05)         .12         (.11)
----------------------------------------------------------------------------------------------
Total income (loss) from
investment operations                  .09          .09          .02          .18         (.05)
----------------------------------------------------------------------------------------------
Dividends to shareholders:
Dividends from net investment
income                                (.07)        (.07)          --(2)      (.06)        (.06)
----------------------------------------------------------------------------------------------
Total dividends to
shareholders                          (.07)        (.07)          --         (.06)        (.06)
----------------------------------------------------------------------------------------------
Net asset value, end of period       $1.13        $1.11        $1.09        $1.07        $0.95
                                  --------     --------     --------     --------     --------
                                  --------     --------     --------     --------     --------
----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE(3)                              8.14%        8.82%        1.93%       18.91%       (4.89)%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
thousands)                        $ 24,923     $ 23,719     $ 23,236     $ 24,309     $ 18,784
----------------------------------------------------------------------------------------------
Average net assets (in
thousands)                        $ 24,044     $ 23,034     $ 23,880     $ 23,157(4)  $ 17,589(4)
----------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                 5.64%        5.96%        6.11%        6.08%        6.04%
Expenses                              0.68%        0.67%        0.62%        0.71%        0.85%
----------------------------------------------------------------------------------------------
Portfolio turnover rate(5)            43.1%         0.0%         6.0%        54.7%       102.3%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

2. Less than $0.005 per share.

3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

4. This information is not covered by the auditors' opinion.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $9,974,241 and $8,600,233, respectively.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                     YEAR ENDED DECEMBER 31,
                                -----------------------------------------------------------------
                                1998              1997         1996(1)      1995         1994
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of
period                                  $1.36        $1.29        $1.15        $1.09        $1.09
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)              .01          .01          .02          .03         (.01)
Net realized and unrealized
gain                                      .25          .09          .13          .08          .03
-------------------------------------------------------------------------------------------------
Total income from investment
operations                                .26          .10          .15          .11          .02
-------------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.01)        (.01)        (.01)        (.04)          --
Distributions from net
realized gain                            (.04)        (.02)          --         (.01)        (.02)
-------------------------------------------------------------------------------------------------
Total dividends and
distributions to shareholders            (.05)        (.03)        (.01)        (.05)        (.02)
-------------------------------------------------------------------------------------------------
Net asset value, end of period          $1.57        $1.36        $1.29        $1.15        $1.09
                                        -----          ---          ---          ---          ---
                                        -----          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE(2)                                19.40%        8.11%       13.26%       10.30%        1.44%
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
thousands)                      $     103,404     $ 82,257     $ 62,585     $ 45,775     $ 31,603
-------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                      $      94,651     $ 73,318     $ 56,893     $ 37,474(3)  $ 29,133(3)
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)             0.68%        0.72%        0.76%        1.61%       (1.85)%
Expenses                                 1.09%        1.12%        1.21%        1.26%        1.28%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)               47.5%        48.6%        53.7%        85.1%        76.5%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3. This information is not covered by the auditors' opinion.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $48,204,329 and $42,767,249, respectively.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO FINANCIAL HIGHLIGHTS

                                                 YEAR ENDED DECEMBER 31,
                                     -----------------------------------------------
                                     1998        1997         1996(2)     1995(1)
------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of
period                                  $1.18      $1.10         $1.04         $1.00
------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                     .06        .06           .06           .02
Net realized and unrealized gain           --        .07           .01           .04
------------------------------------------------------------------------------------
Total income from investment
operations                                .06        .13           .07           .06
------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.06)      (.05)         (.01)         (.02)
Distributions from net realized
gain                                     (.01)        --(3)         --            --
------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                          (.07)      (.05)         (.01)         (.02)
------------------------------------------------------------------------------------
Net asset value, end of period          $1.17      $1.18         $1.10         $1.04
                                     --------    -------      --------         -----
                                     --------    -------      --------         -----
------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)      4.88%     12.51%         6.93%         5.69%
------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
thousands)                           $ 43,679    $34,116      $ 25,274    $   21,176
------------------------------------------------------------------------------------
Average net assets (in thousands)    $ 38,422    $28,503      $ 22,854    $   20,364(5)
------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    5.62%      5.88%         5.84%         5.11%(6)
Expenses                                 0.84%      0.86%(7)      1.07%         1.50%(6)
------------------------------------------------------------------------------------
Portfolio turnover rate(8)               36.2%      34.0%         80.4%         41.2%(6)

1. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.

2. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

3. Less than $0.005 per share.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

5. This information is not covered by the auditors' opinion.

6. Annualized.

7. The expense ratio reflects the effect of expenses paid indirectly by the Fund.

8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period December 31, 1998 were $22,010,484 and $11,980,312, respectively.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

                                             YEAR ENDED DECEMBER 31,
                                      -------------------------------------
                                      1998      1997      1996(2)   1995(1)
---------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of
period                                  $1.28     $1.18     $1.05     $1.00
---------------------------------------------------------------------------
Income from investment operations:
Net investment income                     .04       .04       .03       .01
Net realized and unrealized gain          .04       .10       .11       .05
---------------------------------------------------------------------------
Total income from investment
operations                                .08       .14       .14       .06
---------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.04)     (.03)     (.01)     (.01)
Distributions from net realized
gain                                     (.04)     (.01)       --        --
---------------------------------------------------------------------------
Total dividends and distributions
to shareholders                          (.08)     (.04)     (.01)     (.01)
---------------------------------------------------------------------------
Net asset value, end of period          $1.28     $1.28     $1.18     $1.05
                                      -------   -------   -------   -------
                                      -------   -------   -------   -------
---------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)      6.17%    12.20%    13.38%     6.08%
---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
thousands)                            $85,873   $68,693   $51,336   $35,467
---------------------------------------------------------------------------
Average net assets (in thousands)     $76,384   $59,388   $41,847   $33,925(4)
---------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    3.44%     3.44%     3.34%     3.08%(5)
Expenses                                 0.93%     0.97%     1.17%     1.50%(5)
---------------------------------------------------------------------------
Portfolio turnover rate(6)               57.8%     57.3%     69.7%     39.7%(5)

1. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.

2. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

4. This information is not covered by the auditors' opinion.

5. Annualized.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $52,860,309 and $39,128,571, respectively.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO FINANCIAL HIGHLIGHTS

                                              YEAR ENDED DECEMBER 31,
                                ----------------------------------------------------
                                1998              1997         1996(2)      1995(1)
------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of
period                                  $1.35        $1.24        $1.06        $1.00
------------------------------------------------------------------------------------
Income from investment
operations:
Net investment income                     .03          .03          .02          .01
Net realized and unrealized
gain                                      .06          .12          .17          .06
------------------------------------------------------------------------------------
Total income from investment
operations                                .09          .15          .19          .07
------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.03)        (.01)        (.01)        (.01)
Distributions from net
realized gain                            (.05)        (.03)          --           --
------------------------------------------------------------------------------------
Total dividends and
distributions to shareholders            (.08)        (.04)        (.01)        (.01)
------------------------------------------------------------------------------------
Net asset value, end of period          $1.36        $1.35        $1.24        $1.06
                                -------------     --------     --------     --------
                                -------------     --------     --------     --------
------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE(3)                                 6.49%       12.53%       17.97%        6.65%
------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
thousands)                      $      72,849     $ 61,379     $ 41,994     $ 26,768
------------------------------------------------------------------------------------
Average net assets (in
thousands)                      $      66,754     $ 51,473     $ 33,109     $ 25,460(4)
------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    2.41%        2.36%        1.92%        1.73%(5)
Expenses                                 0.93%        0.99%        1.30%        1.50%(5)
------------------------------------------------------------------------------------
Portfolio turnover rate(6)               64.7%        65.8%        70.7%        38.7%(5)

1. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.

2. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

4. This information is not covered by the auditors' opinion.

5. Annualized.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $46,737,573 and $37,811,067, respectively.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Total Return Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek maximum total investment return (including both capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. Government securities and money market instruments according to changing market conditions. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1998, amounts have been reclassified to reflect an increase in undistributed net investment income of $82,781. Accumulated net realized gain on investments was decreased by the same amount.
--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 1,950 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                   YEAR ENDED                      YEAR ENDED
                                                DECEMBER 31, 1998               DECEMBER 31, 1997
                                          -----------------------------   -----------------------------
                                          SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold                                         69,325,992   $ 127,905,490      71,391,082   $ 135,657,386
Dividends and distributions reinvested      102,703,278     186,919,967      78,007,645     134,173,150
Redeemed                                   (108,494,837)   (198,171,110)    (95,125,453)   (181,397,633)
                                          -------------   -------------   -------------   -------------
Net increase                                 63,534,433   $ 116,654,347      54,273,274   $  88,432,903
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As of December 31, 1998, net unrealized appreciation on investments of $136,560,287 was composed of gross appreciation of $155,294,356, and gross depreciation of $18,734,069.

--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.625% of the average daily net assets up to $600 million and 0.45% of the average daily net assets over $600 million. The Fund's management fee for the year ended December 31, 1998 was 0.53% of the average annual net assets for the Fund.

The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy and sell financial futures. The Fund may buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS (CONTINUED)
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 1998, the Fund had outstanding futures contracts as follows:

                                                   EXPIRATION NUMBER OF  VALUATION AS OF    UNREALIZED
CONTRACT DESCRIPTION                               DATE       CONTRACTS  DECEMBER 31, 1998  APPRECIATION
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poors 500 Index                         3/99       539        $167,831,125       $10,183,557

--------------------------------------------------------------------------------
6. ILLIQUID AND RESTRICTED SECURITIES

As of December 31, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1998 was $16,932,703, which represents 1.26% of the Fund's net assets.

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Growth Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1998, amounts have been reclassified to reflect a decrease in undistributed net investment income of $15,246. Accumulated net realized gain on investments was increased by the same amount.
--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 950 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                   YEAR ENDED                      YEAR ENDED
                                                DECEMBER 31, 1998               DECEMBER 31, 1997
                                          -----------------------------   -----------------------------
                                          SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold                                         47,037,578   $ 152,546,029      52,419,265   $ 167,124,059
Dividends and distributions reinvested       35,262,461     117,423,995      18,597,005      52,629,524
Redeemed                                    (42,207,549)   (132,888,480)    (26,936,806)    (85,923,718)
                                          -------------   -------------   -------------   -------------
Net increase                                 40,092,490   $ 137,081,544      44,079,464   $ 133,829,865
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As of December 31, 1998, net unrealized appreciation on investments of $184,260,273 was composed of gross appreciation of $201,310,949, and gross depreciation of $17,050,676.

--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.625% of the average daily net assets up to the first $300 million, 0.50% of the next $100 million and 0.45% of average daily net assets over $400 million. The Fund's management fee for the year ended December 31, 1998 was 0.52% of the average annual net assets for the Fund.

The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

PANORAMA SERIES FUND, INC. - GOVERNMENT SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Government Securities Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of current income with a high degree of safety of principal by investing primarily in U.S. Government securities and U.S. Government related securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. As of December 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $526,000, which expires between 2002 and 2006.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1998, amounts have been reclassified to reflect a decrease in undistributed net investment income of $7,661. Accumulated net realized loss on investments was decreased by the same amount.
--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

PANORAMA SERIES FUND, INC. - GOVERNMENT SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 200 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                   YEAR ENDED                      YEAR ENDED
                                                DECEMBER 31, 1998               DECEMBER 31, 1997
                                          -----------------------------   -----------------------------
                                          SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold                                          4,843,177   $   5,379,324       2,834,687   $   3,050,414
Dividends reinvested                          1,290,169       1,367,579       1,434,641       1,463,333
Redeemed                                     (5,441,013)     (6,019,872)     (4,214,703)     (4,515,417)
                                          -------------   -------------   -------------   -------------
Net increase (decrease)                         692,333   $     727,031          54,625   $      (1,670)
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As  of  December  31,  1998,  net  unrealized  appreciation  on  investments  of
$1,265,885  was  composed  of  gross  appreciation  of  $1,303,307,   and  gross
depreciation of $37,422.

--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.525% of the average daily net assets up to $300 million, 0.50% of the next $100 million and 0.45% of average daily net assets over $400 million. The Fund's management fee for the year ended December 31, 1998 was 0.52% of the average annual net assets for the Fund.

The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

PANORAMA SERIES FUND, INC. - GOVERNMENT SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS (CONTINUED)
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 1998, the Fund had outstanding futures contracts as follows:

                                                   EXPIRATION NUMBER OF  VALUATION AS OF    UNREALIZED
CONTRACT DESCRIPTION                               DATE       CONTRACTS  DECEMBER 31, 1998  DEPRECIATION
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Bonds, 20 yr.                        3/99       14         $1,788,938              $25,811

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

International Equity Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Funds investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1998, amounts have been reclassified to reflect a decrease in undistributed net investment income of $55,362. Accumulated net realized gain on investments was increased by the same amount.
--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 200 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                   YEAR ENDED                      YEAR ENDED
                                                DECEMBER 31, 1998               DECEMBER 31, 1997
                                          -----------------------------   -----------------------------
                                          SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold                                         13,905,772   $  20,648,894      17,133,067   $  22,813,653
Dividends and distributions reinvested        2,070,514       3,085,066       1,293,541       1,578,120
Redeemed                                    (10,459,749)    (15,318,444)     (6,693,102)     (8,922,846)
                                          -------------   -------------   -------------   -------------
Net increase                                  5,516,537   $   8,415,516      11,733,506   $  15,468,927
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As of December 31, 1998, net unrealized appreciation on investments of $25,895,031 was composed of gross appreciation of $29,346,083, and gross depreciation of $3,451,052.

--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 1.00% of the average daily net assets up to $250 million and 0.90% of average daily net assets over $250 million. The Fund's management fee for the year ended December 31, 1998 was 1.00% of the average annual net assets for the Fund.

The Manager has a sub-advisory agreement with Babson-Stewart Ivory International (the Sub-Advisor) to assist in the selection of portfolio investments for the components of the Fund. For these services, the Manager pays Babson-Stewart Ivory International negotiated fees.

The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in designated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

--------------------------------------------------------------------------------
6. ILLIQUID AND RESTRICTED SECURITIES

As of December 31, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1998 was $143,684, which represents 0.14% of the Fund's net assets.

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

LifeSpan Diversified Income Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income, with opportunities for capital appreciation by investing in a strategically allocated portfolio consisting primarily of bonds. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1998, amounts have been reclassified to reflect an increase in undistributed net investment income of $2,026. Accumulated net realized gain on investments was decreased by the same amount.
--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate, and a market adjustment is made periodically.

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 250 million shares of $0.001 par value of capital stock. Transactions in shares of capital stock were as follows:

                                                   YEAR ENDED                      YEAR ENDED
                                                DECEMBER 31, 1998               DECEMBER 31, 1997
                                          -----------------------------   -----------------------------
                                          SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold                                          8,117,360   $   9,373,119       5,816,319   $   6,566,303
Dividends and distributions reinvested        1,701,459       1,956,678       1,129,658       1,197,438
Redeemed                                     (1,391,118)     (1,612,608)       (905,515)     (1,008,913)
                                          -------------   -------------   -------------   -------------
Net increase                                  8,427,701   $   9,717,189       6,040,462   $   6,754,828
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As  of  December  31,  1998,  net  unrealized  appreciation  on  investments  of
$1,404,240  was  composed  of  gross  appreciation  of  $2,485,492,   and  gross
depreciation of $1,081,252.

--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.75% of the average annual net assets up to $250 million and 0.65% on such assets over of $250 million. The Fund's management fee for the year ended December 31, 1998 was 0.75% of the average annual net assets for the Fund.

The Manager has a sub-advisory agreement with BEA Associates (the Sub-Advisor) to assist in the selection of portfolio investments for the components of the Fund. For these services, the Manager pays BEA Associates negotiated fees.

The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

--------------------------------------------------------------------------------
5. ILLIQUID AND RESTRICTED SECURITIES

As of December 31, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1998 was $1,358,640, which represents 3.11% of the Fund's net assets.

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

LifeSpan Balanced Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek a blend of capital appreciation and income by investing in a strategically allocated portfolio of stocks and bonds with a slightly stronger emphasis on stocks. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. As of December 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $938,000, expiring in 2006.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1998, amounts have been reclassified to reflect a decrease in paid-in capital of $11,717, a decrease in undistributed net investment income of $21,492, and a decrease in accumulated net realized loss on investments of $33,209.
--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 250 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                          YEAR ENDED DECEMBER 31, 1998    YEAR ENDED DECEMBER 31, 1997
                                          -----------------------------   -----------------------------
                                          SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold                                         14,229,457   $  17,733,908      11,659,128   $  14,199,763
Dividends and distributions reinvested        3,436,348       4,432,889       1,559,895       1,747,083
Redeemed                                     (4,001,987)     (4,994,249)     (3,199,617)     (3,838,215)
                                          -------------   -------------   -------------   -------------
Net increase                                 13,663,818   $  17,172,548      10,019,406   $  12,108,631
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As of December 31, 1998, net unrealized appreciation on investments of $10,233,792 was composed of gross appreciation of $12,635,289, and gross depreciation of $2,401,497.

--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.85% of the average annual net assets up to $250 million and 0.75% of such assets over $250 million. The Fund's management fee for the year ended December 31, 1998 was 0.85% of the average annual net assets for the Fund.

The Manager has entered into sub-advisory agreements with three Sub-Advisors to assist in the selection of portfolio investments for the components of the Fund. For those services, the Manager pays Babson-Stewart Ivory International, BEA Associates and Pilgrim Baxter & Associates (the Sub-Advisors) negotiated fees.

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED) The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

--------------------------------------------------------------------------------
5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in designated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

--------------------------------------------------------------------------------
6. ILLIQUID AND RESTRICTED SECURITIES

As of December 31, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1998 was $2,294,139, which represents 2.67% of the Fund's net assets.

--------------------------------------------------------------------------------
7. OTHER MATTERS

Effective January 4, 1999, BEA Associates (Sub-Advisor for the Fund) changed its name to Credit Suisse Asset Management.

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

LifeSpan Capital Appreciation Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation by investing in a strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. As of December 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $1,169,000, expiring in 2006.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1998, amounts have been reclassified to reflect a decrease in paid-in capital of $11,251, a decrease in undistributed net investment income of $22,953, and a decrease in accumulated net realized loss on investments of $34,204.
--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 250 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                   YEAR ENDED                      YEAR ENDED
                                                DECEMBER 31, 1998               DECEMBER 31, 1997
                                          -----------------------------   -----------------------------
                                          SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold                                          8,700,602   $  11,570,097      11,969,510   $  15,271,181
Dividends and distributions reinvested        2,668,268       3,682,209       1,229,889       1,426,671
Redeemed                                     (2,957,241)     (3,900,595)     (1,803,689)     (2,299,254)
                                          -------------   -------------   -------------   -------------
Net increase                                  8,411,629   $  11,351,711      11,395,710   $  14,398,598
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As of December 31, 1998, net unrealized appreciation on investments of $11,143,852 was composed of gross appreciation of $13,474,030, and gross depreciation of $2,330,178.

--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.85% of the average annual net assets up to $250 million and 0.75% on such assets over $250 million. The Fund's management fee for the year ended December 31, 1998 was 0.85% of the average annual net assets for the Fund.

The Manager has sub-advisory agreements with three Sub-Advisors to assist in the selection of portfolio investments for the components of the Fund. For these services, the Manager pays Babson-Stewart Ivory International, BEA Associates and Pilgrim Baxter & Associates (the Sub-Advisors) negotiated fees.

The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in designated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

--------------------------------------------------------------------------------
6. ILLIQUID AND RESTRICTED SECURITIES

As of December 31, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1998 was $1,271,348, which represents 1.75% of the Fund's net assets.

--------------------------------------------------------------------------------
7. OTHER MATTERS

Effective January 4, 1999 BEA Associates (Sub-Advisor for the Fund) changed its name to Credit Suisse Asset Management.

                                 Appendix A

-------------------------------------------------------------------------------
                         RATINGS DEFINITIONS
-------------------------------------------------------------------------------

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
-------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.


C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.


Standard & Poor's Ratings Services
-------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Exhibits  adequate  protection  parameters.   However,   adverse  economic
conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C:  Currently   vulnerable  to  nonpayment  and  is  dependent  upon  favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.


-------------------------------------------------------------------------------
Fitch IBCA, Inc.

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  Securities are not meeting  current  obligations  and
are  extremely   speculative.   "DDD"  designates  the  highest  potential  for
recovery of amounts outstanding on any securities involved.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the rating category. Plus and minus signs are not added to the "AAA" category or to categories below "CCC."

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment. May have an added "+" to denote exceptionally strong credit feature.


F2: Good credit quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in higher ratings.

F3: Fair credit quality. Capacity for timely payment is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:  High  default   risk.   Default  is  a  real   possibility,   Capacity  for
meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

Duff & Phelps Credit Rating Co. Ratings

Long-Term Debt and Preferred Stock

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A-: Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+, BBB & BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within the category.

B+, B & B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP:  Preferred stock with dividend arrearages.





Short-Term Debt:

High Grade:
D-1+: Highest certainty of timely payment. Safety is just below risk-free U.S. Treasury short-term debt.

D-1: Very high certainty of timely payment. Risk factors are minor. D-1-: High certainty of timely payment. Risk factors are very small.

Good Grade:
D-2: Good certainty of timely payment. Risk factors are small.

Satisfactory Grade:
D-3: Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade:
D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.

Default:
D-5: Issuer failed to meet scheduled principal and/or interest payments.

                                  Appendix B

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                      Industry Classifications
-------------------------------------------------------------------------------

Aerospace/Defense                   Food and Drug Retailers
Air Transportation                  Gas Utilities
Asset-Backed                        Health Care/Drugs
Auto Parts and Equipment            Health Care/Supplies & Services
Automotive                          Homebuilders/Real Estate
Bank Holding Companies              Hotel/Gaming
Banks                               Industrial Services
Beverages                           Information Technology
Broadcasting                        Insurance
Broker-Dealers                      Leasing & Factoring
Building Materials                  Leisure
Cable Television                    Manufacturing
Chemicals                           Metals/Mining
Commercial Finance                  Nondurable Household Goods
Communication Equipment             Office Equipment
Computer Hardware                   Oil - Domestic
Computer Software                   Oil - International
Conglomerates                       Paper
Consumer Finance                    Photography
Consumer Services                   Publishing
Containers                          Railroads
Convenience Stores                  Restaurants
Department Stores                   Savings & Loans
Diversified Financial               Shipping
Diversified Media                   Special Purpose Financial
Drug Wholesalers                    Specialty Printing
Durable Household Goods             Specialty Retailing
Education                           Steel
Electric Utilities                  Telecommunications - Technology
Electrical Equipment                Telephone - Utility
Electronics                         Textile/Apparel
Energy Services & Producers         Tobacco
Entertainment/Film                  Trucks and Parts
Environmental                       Wireless Services
Food



---------------------
*For purposes of a Portfolio's investment policy not to concentrate in securities of issuers in the same industry, utilities are divided into
"industries"   according  to  their  services   (e.g.,   gas   utilities,   gas
transmission utilities, electric utilities and telephone utilities are each considered a separate industry).
-------------------------------------------------------------------------------

Panorama Series Fund, Inc.
-------------------------------------------------------------------------------


Investment Advisor
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado  80217
      1-888-470-0861

Custodian Bank
      The Bank of New York
      90 Washington Street
      New York, NY

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

PX.2000

--------
1. Mr. Fossel is not a Trustee of Centennial New York Tax Exempt Trust or Managing General Partner of Centennial America Fund, L.P. Mr. Armstrong is not a Trustee, Director or Managing General Partner of Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P., Centennial Money Market Trust, Centennial Government Trust, Centennial Tax Exempt Trust, Oppenheimer Main Street Funds, Inc., Oppenheimer Cash Reserves and Oppenheimer Champion Income Fund.